UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4906

DREYFUS PREMIER STATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	10/31/05

FORM N-CSR
Item 1.	Reports to Stockholders.

Dreyfus Premier State
Municipal Bond Fund,
Connecticut Series

SEMIANNUAL REPORT October 31, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
25	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Connecticut Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Connecticut Series, covering the six-month period from May 1, 2005, through October 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, James Welch.

Although tax-exempt bond yields recently started creeping upward, they generally held much of their value during the reporting period, as long-term bond yield spreads remained relatively narrow compared to short-term bond yields — despite historical norms. Low inflation expectations among U.S. investors, improving fiscal conditions among many municipalities and robust investor demand appear to have helped longer-term municipal bond prices withstand the potentially eroding effects of rising short-term interest rates.

As the end of 2005 approaches, some economists have suggested that the U.S. economy may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board, coupled with the potential effects of higher fuel prices on consumer spending, may set the tone for the financial markets in 2006.As always, we encourage you to talk with your financial advisor about the investment strategies and specific portfolio allocations that may be appropriate for you.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

James Welch, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Connecticut Series perform relative to its benchmark?

For the six-month period ended October 31, 2005, the fund achieved total returns of 0.55% for Class A shares, 0.29% for Class B shares and 0.16% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 0.59% for the same period.2 In addition, the fund is reported in the Lipper Connecticut Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.14% for the reporting period.3

Low inflation expectations and robust investor demand helped municipal bonds withstand the potentially eroding effects of rising short-term interest rates during the reporting period. The fund produced higher returns than its Lipper category average, which we attribute partly to its emphasis on longer-term bonds.However,the fund slightly underperformed the Index, which contains bonds from many states, not just Connecticut, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Connecticut state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Connecticut state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

Rising short-term interest rates represented one of the most significant influences on the fund’s performance. In its ongoing campaign to forestall inflationary pressures, the Federal Reserve Board (the “Fed”) raised the overnight federal funds rate from 2.75% at the start of the reporting period to 3.75% by the end. The Fed acted again on November 1, 2005, just one day after the reporting period’s close, hiking the federal funds rate to 4%.

Yields of municipal bonds with short maturities rose along with interest rates, eroding some of the value of those securities. However, unlike most previous credit tightening cycles, longer-term bonds remained remarkably resilient due to persistently low inflation and robust investor demand. As a result, yield differences between shorter- and longer-term bonds narrowed, supporting prices of securities at the long end of the maturity spectrum.

In addition, the fund’s holdings benefited from Connecticut’s improving fiscal condition.Tax revenues rose and the state cut spending to address its structural budget imbalance, enabling it to maintain a “double-A”

4

credit rating. However, because of its relatively narrow industrial base, Connecticut’s fiscal recovery has not been as strong as most other states.

In this environment, the fund continued to enjoy competitive levels of income from its seasoned, core holdings. In addition, our emphasis on bonds with maturities in the 20- to 25-year range helped the fund participate more fully in strength within this part of the maturity spec-trum.When making new purchases, we tended to focus on bonds from issuers in the relatively affluent southwestern part of Connecticut, where high property taxes help support local fiscal conditions.

What is the fund’s current strategy?

In response to stronger-than-expected economic data, the Fed recently signaled its intention to raise interest rates more than many analysts previously expected, and longer-term bond yields began to rise. Accordingly, we have maintained a generally defensive investment posture, including setting the fund’s sensitivity to interest-rate changes below industry averages. However, high energy prices and rising interest rates could dampen economic growth and cause inflation fears to ease, so we have maintained our emphasis on securities in the 20- to 25-year maturity range, where we believe volatility is likely to remain muted.

November 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund

5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Connecticut Series from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.60	$ 7.27	$ 8.43
Ending value (after expenses)	$1,005.50	$1,002.90	$1,001.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2005

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.63	$ 7.32	$ 8.49
Ending value (after expenses)	$1,020.62	$1,017.95	$1,016.79

† Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.44% for Class B and 1.67%
for Class C; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments—99.8%	Amount ($)		Value ($)

Connecticut—69.8%
Connecticut:
5.25%, 3/1/2007	3,000,000	[a]	3,113,550
5.25%, 3/1/2007	2,700,000	[a]	2,802,195
5%, 3/15/2008	70,000	[a]	73,482
5.125%, 3/15/2008	25,000	[a]	26,326
6.594%, 3/15/2012	5,000,000	[b,c]	5,497,400
5%, 8/15/2021 (Insured; FGIC)	2,000,000		2,096,300
5%, 10/15/2021 (Insured; FSA)	3,500,000		3,661,280
5.25%, 10/15/2021 (Insured; MBIA)	7,915,000		8,572,103
5.25%, 10/15/2022 (Insured; MBIA)	2,000,000		2,166,040
Airport Revenue (Bradley International Airport):
5.25%, 10/1/2013 (Insured; FGIC)	30,000		31,703
7.105%, 10/1/2013 (Insured; FGIC)	2,750,000	[b,c]	3,061,905
5.25%, 10/1/2016 (Insured; FGIC)	20,000		21,012
7.105%, 10/1/2016 (Insured; FGIC)	2,225,000	[b,c]	2,449,992
(Clean Water Fund) Revenue:
5.125%, 9/1/2009	3,050,000	[a]	3,271,674
5.25%, 7/15/2012	15,000		16,032
7.082%, 7/15/2012	4,850,000	[b,c]	5,517,166
Special Tax Obligation Revenue
(Transportation Infrastructure):
Series A, 5.50%, 11/1/2007 (Insured; FSA)	4,580,000		4,787,245
Series B, 5.50%, 11/1/2007 (Insured; FSA)	5,000,000		5,226,250
7.125%, 6/1/2010	3,400,000		3,868,520
5.375%, 7/1/2020 (Insured; FSA)	2,000,000		2,166,720
Connecticut Development Authority, Revenue:
Airport Facility (Learjet Inc. Project)
7.95%, 4/1/2026	2,300,000		2,749,282
First Mortgage Gross, Health Care Project:
(Church Homes Inc., Congregational
Avery Heights Project)
5.80%, 4/1/2021	3,000,000		3,048,870
(Elim Park Baptist Home, Inc. Project):
5.375%, 12/1/2018	2,300,000		2,352,003
5.75%, 12/1/2023	1,000,000		1,048,980
PCR (Connecticut Light and Power):
5.85%, 9/1/2028	3,200,000		3,414,240
5.95%, 9/1/2028	1,945,000		2,079,127
Water Facilities (Bridgeport Hydraulic)
6.15%, 4/1/2035 (Insured; AMBAC)	2,750,000		2,897,482

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($

Connecticut (continued)
Connecticut Health and Educational Facilities
Authority, Revenue:
(Danbury Hospital)
5.75%, 7/1/2029 (Insured; AMBAC)	3,000,000		3,234,060
(Eastern Connecticut Health Network Issue)
5.125%, 7/1/2030 (Insured; Radian)	1,500,000	[d]	1,540,755
(Greenwich Academy)
5.75%, 3/1/2006 (Insured; FSA)	3,130,000	[a]	3,190,722
(Hartford University)
5.625%, 7/1/2026 (Insured; Radian)	4,200,000		4,504,248
(Hospital for Special Care)
5.375%, 7/1/2017 (Insured; ACA)	3,680,000		3,768,762
(Loomis Chaffee School Project):
5.25%, 7/1/2011	3,000,000	[a]	3,262,380
5.50%, 7/1/2011	2,150,000	[a]	2,365,301
5.25%, 7/1/2021	900,000		950,913
(New Britian General Hospital)
6.125%, 7/1/2014 (Insured; AMBAC)	1,000,000		1,012,450
(Sacred Heart University):
6.50%, 7/1/2006	1,465,000	[a]	1,526,589
6.625%, 7/1/2006	2,720,000	[a]	2,836,579
6.125%, 7/1/2007	1,000,000	[a]	1,065,850
(Trinity College Issue)
5.875%, 7/1/2006 (Insured; MBIA)	2,500,000	[a]	2,595,900
(University of New Haven):
6.625%, 7/1/2006	2,050,000	[a]	2,135,895
6.70%, 7/1/2006	8,605,000	[a]	8,969,766
(William W. Backus Hospital)
5.75%, 7/1/2007 (Insured; AMBAC)	2,500,000	[a]	2,651,450
(Windham Community Memorial Hospital)
6%, 7/1/2020 (Insured; ACA)	1,000,000		1,033,230
(Yale, New Haven Hospital)
5.70%, 7/1/2025 (Insured; MBIA)	8,070,000		8,348,092
(Yale University):
5.125%, 7/1/2027	5,400,000		5,634,954
5%, 7/1/2035	6,500,000		6,770,205
5%, 7/1/2042	3,095,000		3,183,084
Connecticut Housing Finance Authority
(Housing Mortgage Finance Program):
5.05%, 11/15/2021	4,950,000		5,050,633
6%, 11/15/2027	4,000,000		4,111,960
5.45%, 11/15/2029	5,805,000		5,935,032

8

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($

Connecticut (continued)
Connecticut Resource Recovery Authority,
RRR (American Ref Fuel Co.)
5.50%, 11/15/2015	1,000,000		1,029,650
Eastern Connecticut Resource Recovery Authority
(Wheelabrator Lisbon Project):
5.50%, 1/1/2014	8,050,000		8,123,255
5.50%, 1/1/2020	7,000,000		7,000,000
Greenwich Housing Authority, MFHR
(Greenwich Close Apartments):
6.25%, 9/1/2017	2,840,000		2,998,870
6.35%, 9/1/2027	2,000,000		2,112,960
Hartford Parking System, Revenue
6.50%, 7/1/2010	1,500,000	[a]	1,682,160
South Central Connecticut Regional Water Authority,
Water System Revenue:
5%, 8/1/2024 (Insured; MBIA)	4,285,000		4,496,765
5%, 8/1/2030 (Insured; MBIA)	3,000,000		3,111,120
5%, 8/1/2035 (Insured; MBIA)	1,500,000		1,551,975
Sprague, EIR (International Paper
Co. Project) 5.70%, 10/1/2021	1,350,000		1,394,266
Stamford 6.60%, 1/15/2010	2,750,000		3,091,385
University of Connecticut:
5.75%, 3/1/2010 (Insured; FGIC)	1,770,000	[a]	1,947,867
5.75%, 3/1/2010 (Insured; FGIC)	2,500,000	[a]	2,751,225
5.125%, 2/15/2020 (Insured; MBIA)	1,000,000		1,063,310
Special Obligation Student Fee Revenue:
5.75%, 11/15/2010 (Insured; FGIC)	2,500,000	[a]	2,778,125
6%, 11/15/2010 (Insured; FGIC)	2,425,000	[a]	2,716,606
6%, 11/15/2010 (Insured; FGIC)	2,000,000	[a]	2,240,500
5.25%, 11/15/2021 (Insured; FGIC)	1,755,000		1,893,943
U.S. Related—30.0%
Children’s Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds:
6%, 7/1/2010	5,000,000	[a]	5,525,650
5.375%, 5/15/2033	3,500,000		3,606,785
5.375%, 5/15/2050	16,000,000		984,960
Commonwealth of Puerto Rico:
5.50%, 7/1/2012 (Insured; MBIA)	50,000		55,443
7.628%, 7/1/2012 (Insured; MBIA)	2,000,000	[b,c]	2,435,440
7.628%, 7/1/2013 (Insured; MBIA)	3,950,000	[b,c]	4,854,985

The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($

U.S. Related (continued)
Commonwealth of Puerto Rico (continued):
5.65%, 7/1/2015 (Insured; MBIA)	6,690,000		7,565,654
(Public Improvement):
5.25%, 7/1/2011 (Insured; FSA)	2,795,000	[a]	3,036,069
5.50%, 7/1/2013 (Insured; MBIA)	100,000		111,456
5.25%, 7/1/2014 (Insured; MBIA)	3,925,000		4,331,041
5.25%, 7/1/2015 (Insured; MBIA)	1,000,000		1,104,830
6%, 7/1/2015 (Insured; MBIA)	2,000,000		2,329,300
Puerto Rico Aqueduct and Sewer Authority,
Revenue 6.25%, 7/1/2013 (Insured; MBIA)	9,000,000		10,470,330
Puerto Rico Electric Power Authority,
Power Revenue:
5.125%, 7/1/2026 (Insured; FSA)	4,410,000		4,639,055
5.25%, 7/1/2029 (Insured; FSA)	8,000,000		8,534,400
Puerto Rico Highway and Transportation Authority,
Highway Revenue:
5.50%, 7/1/2006 (Insured; FSA)	2,375,000	[a]	2,449,123
5.50%, 7/1/2013 (Insured; MBIA)	10,000		11,082
7.605%, 7/1/2013 (Insured; MBIA)	2,290,000	[b,c]	2,785,396
5.50%, 7/1/2036	8,500,000		9,072,815
Puerto Rico Industrial Tourist Educational
Medical and Environmental Control Facilities
Financing Authority, Revenue (Teachers
Retirement System) 5.50% 7/1/2021	800,000		827,344
Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue
Zero Coupon, 7/1/2035 (Insured; AMBAC)	9,000,000		2,086,110
Puerto Rico Public Finance Corp.
(Commonwealth Appropriation)
6%, 8/1/2026 (Insured; AGC)	4,755,000		5,764,582
University of Puerto Rico, University Revenue
5.50%, 6/1/2015 (Insured; MBIA)	5,000,000		5,085,400
Virgin Islands Public Finance Authority, Revenue,
Gross Receipts Taxes Loan Note
6.375%, 10/1/2019	2,000,000		2,238,360
Virgin Islands Water and Power Authority,
Electric System 5.30%, 7/1/2021	1,750,000		1,761,725

Total Investments (cost $287,875,290)	99.8%		305,347,006

Cash and Receivables (Net)	.2%		672,665

Net Assets	100.0%		306,019,671

10

Summary of Abbreviations

ACA	American Capital Access	GNMA	Government National Mortgage
AGC	ACE Guaranty Corporation		Association
AGIC	Asset Guaranty Insurance Company	GO	General Obligation
AMBAC	American Municipal Bond	HR	Hospital Revenue
	Assurance Corporation	IDB	Industrial Development Board
ARRN	Adjustable Rate Receipt Notes	IDC	Industrial Development
BAN	Bond Anticipation Notes		Corporation
BIGI	Bond Investors Guaranty	IDR	Industrial Development Revenue
	Insurance	LOC	Letter of Credit
BPA	Bond Purchase Agreement	LOR	Limited Obligation Revenue
CGIC	Capital Guaranty Insurance	LR	Lease Revenue
	Company	MBIA	Municipal Bond Investors Assurance
CIC	Continental Insurance Company		Insurance Corporation
CIFG	CDC Ixis Financial Guaranty	MFHR	Multi-Family Housing Revenue
CMAC	Capital Market Assurance	MFMR	Multi-Family Mortgage Revenue
	Corporation	PCR	Pollution Control Revenue
COP	Certificate of Participation	RAC	Revenue Anticipation Certificates
CP	Commercial Paper	RAN	Revenue Anticipation Notes
EDR	Economic Development Revenue	RAW	Revenue Anticipation Warrants
EIR	Environmental Improvement	RRR	Resources Recovery Revenue
	Revenue	SAAN	State Aid Anticipation Notes
FGIC	Financial Guaranty Insurance	SBPA	Standby Bond Purchase
	Company		Agreement
FHA	Federal Housing Administration	SFHR	Single Family Housing Revenue
FHLB	Federal Home Loan Bank	SFMR	Single Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage	SONYMA	State of New York Mortgage
	Corporation		Agency
FNMA	Federal National Mortgage	SWDR	Solid Waste Disposal Revenue
	Association	TAN	Tax Anticipation Notes
FSA	Financial Security Assurance	TAW	Tax Anticipation Warrants
GAN	Grant Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
GIC	Guaranteed Investment Contract	XLCA	XL Capital Assurance

The Fund

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or Standard & Poor’s	Value (%) †

AAA	Aaa	AAA	65.7
AA	Aa	AA	4.8
A	A	A	3.7
BBB	Baa	BBB	21.4
BB	Ba	BB	.9
Not Rated [e]	Not Rated [e]	Not Rated [e]	3.5
			100.0

†	Based on total investments.
[a]	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on
	the municipal issue and to retire the bonds in full at the earliest refunding date.
[b]	Inverse floater security—the interest rate is subject to change periodically.
[c]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities
	amounted to $26,602,284 or 8.7% of the funds net assets.
[d]	Purchased on a delayed delivery basis.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		287,875,290	305,347,006
Interest receivable			4,769,051
Receivable for investment securities sold			314,261
Receivable for shares of Beneficial Interest subscribed			33,164
Prepaid expenses			11,689
			310,475,171

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)			230,949
Cash overdraft due to Custodian			2,127,161
Payable for investment securities purchased			1,530,210
Payable for shares of Beneficial Interest redeemed			501,028
Accrued expenses			66,152
			4,455,500

Net Assets ($)			306,019,671

Composition of Net Assets ($):
Paid-in capital			292,258,569
Accumulated undistributed investment income—net			49,344
Accumulated net realized gain (loss) on investments			(3,759,958)
Accumulated net unrealized appreciation
(depreciation) on investments			17,471,716

Net Assets ($)			306,019,671

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	266,253,448	27,778,196	11,988,027
Shares Outstanding	22,343,486	2,333,060	1,007,700

Net Asset Value Per Share ($)	11.92	11.91	11.90

See notes to financial statements.

The Fund

13

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	8,173,080
Expenses:
Management fee—Note 3(a)	873,358
Shareholder servicing costs—Note 3(c)	500,542
Distribution fees—Note 3(b)	121,231
Custodian fees	17,996
Professional fees	16,925
Registration fees	10,547
Prospectus and shareholders’ reports	10,208
Trustees’ fees and expenses—Note 3(d)	4,180
Loan commitment fees—Note 2	960
Miscellaneous	14,893
Total Expenses	1,570,840
Investment Income—Net	6,602,240

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	438,375
Net unrealized appreciation (depreciation) on investments	(5,375,309)
Net Realized and Unrealized Gain (Loss) on Investments	(4,936,934)
Net Increase in Net Assets Resulting from Operations	1,665,306

See notes to financial statements.
14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Operations ($):
Investment income—net	6,602,240	13,480,225
Net realized gain (loss) on investments	438,375	(393,323)
Net unrealized appreciation
(depreciation) on investments	(5,375,309)	5,875,269
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,665,306	18,962,171

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(5,823,996)	(11,712,333)
Class B shares	(563,700)	(1,372,455)
Class C shares	(209,341)	(384,991)
Total Dividends	(6,597,037)	(13,469,779)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	7,241,333	15,901,289
Class B shares	306,197	1,522,672
Class C shares	1,378,045	2,185,150
Dividends reinvested:
Class A shares	3,505,201	7,077,363
Class B shares	323,951	793,869
Class C shares	136,670	243,121
Cost of shares redeemed:
Class A shares	(14,410,206)	(35,009,749)
Class B shares	(5,319,316)	(10,848,875)
Class C shares	(976,179)	(2,677,275)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(7,814,304)	(20,812,435)
Total Increase (Decrease) in Net Assets	(12,746,035)	(15,320,043)

Net Assets ($):
Beginning of Period	318,765,706	334,085,749
End of Period	306,019,671	318,765,706
Undistributed investment income—net	49,344	—

The Fund

15

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Capital Share Transactions:
Class Aa
Shares sold	598,325	1,319,455
Shares issued for dividends reinvested	290,336	587,618
Shares redeemed	(1,193,828)	(2,922,312)
Net Increase (Decrease) in Shares Outstanding	(305,167)	(1,015,239)

Class B [a]
Shares sold	25,418	126,506
Shares issued for dividends reinvested	26,842	65,996
Shares redeemed	(440,553)	(903,734)
Net Increase (Decrease) in Shares Outstanding	(388,293)	(711,232)

Class C
Shares sold	114,168	180,966
Shares issued for dividends reinvested	11,283	20,225
Shares redeemed	(81,098)	(224,701)
Net Increase (Decrease) in Shares Outstanding	44,353	(23,510)

[a]	During the period ended October 31, 2005, 230,481 Class B shares representing $2,787,435, were automatically converted to 230,262 Class A shares and during the period ended April 30, 2005, 435,925 Class B shares representing $5,240,882 were automatically converted to 435,561 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class A Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	12.11	11.90	12.19	11.86	11.72	11.21
Investment Operations:
Investment income—net	.26[b]	.51[b]	.52[b]	.55[b]	.57[b]	.57
Net realized and unrealized
gain (loss) on investments	(.19)	.21	(.29)	.32	.14	.51
Total from Investment Operations	.07	.72	.23	.87	.71	1.08
Distributions:
Dividends from investment
income—net	(.26)	(.51)	(.52)	(.54)	(.57)	(.57)
Net asset value, end of period	11.92	12.11	11.90	12.19	11.86	11.72

Total Return (%) [c]	.55[d]	6.17	1.84	7.51	6.16	9.86

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91[e]	.91	.90	.91	.90	.89
Ratio of net expenses
to average net assets	.91[e]	.90	.90	.91	.90	.89
Ratio of net investment income
to average net assets	4.24[e]	4.25	4.23	4.53	4.81	4.97
Portfolio Turnover Rate	8.98[d]	20.07	34.08	38.11	15.96	21.71

Net Assets, end of period
($ x 1,000)	266,253	274,204	281,559	305,076	301,044	289,723

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.80% to 4.81%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

The Fund

17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class B Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	12.10	11.89	12.18	11.85	11.71	11.20
Investment Operations:
Investment income—net	.22[b]	.45[b]	.45[b]	.48[b]	.51[b]	.51
Net realized and unrealized
gain (loss) on investments	(.18)	.21	(.29)	.33	.14	.51
Total from Investment Operations	.04	.66	.16	.81	.65	1.02
Distributions:
Dividends from investment
income—net	(.23)	(.45)	(.45)	(.48)	(.51)	(.51)
Net asset value, end of period	11.91	12.10	11.89	12.18	11.85	11.71

Total Return (%) [c]	.29[d]	5.63	1.31	6.96	5.61	9.31

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.44[e]	1.43	1.41	1.42	1.42	1.41
Ratio of net expenses
to average net assets	1.44[e]	1.42	1.41	1.42	1.42	1.41
Ratio of net investment income
to average net assets	3.71[e]	3.73	3.71	4.01	4.28	4.45
Portfolio Turnover Rate	8.98[d]	20.07	34.08	38.11	15.96	21.71

Net Assets, end of period
($ x 1,000)	27,778	32,919	40,806	46,460	43,070	38,794

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.27% to 4.28%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

18

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class C Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	12.09	11.88	12.16	11.84	11.70	11.19
Investment Operations:
Investment income—net	.21[b]	.42[b]	.42[b]	.45[b]	.48[b]	.49
Net realized and unrealized
gain (loss) on investments	(.19)	.21	(.28)	.32	.14	.51
Total from Investment Operations	.02	.63	.14	.77	.62	1.00
Distributions:
Dividends from investment
income—net	(.21)	(.42)	(.42)	(.45)	(.48)	(.49)
Net asset value, end of period	11.90	12.09	11.88	12.16	11.84	11.70

Total Return (%) [c]	.16[d]	5.37	1.15	6.62	5.36	9.05

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.67[e]	1.67	1.65	1.66	1.65	1.65
Ratio of net expenses
to average net assets	1.67[e]	1.66	1.65	1.66	1.65	1.65
Ratio of net investment income
to average net assets	3.47[e]	3.49	3.47	3.77	4.03	4.20
Portfolio Turnover Rate	8.98[d]	20.07	34.08	38.11	15.96	21.71

Net Assets, end of period
($ x 1,000)	11,988	11,643	11,721	12,217	9,684	5,249

[a] As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.02% to 4.03%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.
	The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Connecticut Series (the “fund”). The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

20

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $3,008,520 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2005. If not applied, $1,088,685 of the carryover expires in fiscal 2009 and $1,919,835 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2005 was as follows: tax exempt income $13,469,779. The tax character of current year distributions will be determined at the end of the current fiscal year.

22

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2005, the Distributor retained $11,572 from commissions earned on sales of the fund’s Class A shares and $22,399 and $212 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2005, Class B and Class C shares were charged $75,967 and $45,264, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2005, Class A, Class B and Class C shares were charged $343,910, $37,983 and $15,088, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2005, the fund was charged $60,127 pursuant to the transfer agency agreement.

During the period ended October 31, 2005, the fund was charged $1,851 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $144,313, Rule 12b-1 distribution plan fees $19,800, shareholder services plan fees $65,597 and chief compliance officer fees $1,239.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2005, amounted to $28,208,040 and $32,568,721, respectively.

At October 31, 2005, accumulated net unrealized appreciation on investments was $17,471,716, consisting of $17,837,707 gross unrealized appreciation and $365,991 gross unrealized depreciation.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on August 2 and 3, 2005, the Board considered the re-approval for an annual period of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant

The Fund

25

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

emphasis on comparisons to a group of comparable funds and Lipper category averages, as applicable. The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund.The Board discussed the results of the comparisons for various periods ended June 30, 2005, and noted that the fund’s income performance was higher than the comparison group averages for the 1-, 3-, and 5-year periods, but slightly lower for the 10-year period, and that the fund’s income performance was higher than the Lipper category averages for all reported periods. The Board members also noted that the fund’s total return was lower than the comparison group averages, but higher than the Lipper category averages, for all reported periods.The Board noted that the fund’s calendar year total returns exceeded the respective Lipper category average total return in eight of the past 10 calendar years, including the most recent five years. The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios for the funds in the comparison group.The Board noted that the fund’s management fee was slightly higher than the fund’s comparison group average.The Board noted that the fund’s total expense ratio also was slightly higher than the fund’s comparison group average, but was lower than the Lipper category average.

The Board members noted that there were no other mutual funds managed by the Manager or its affiliates with similar investment objectives, policies, and strategies, as the fund, and no institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s

26

approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each of the Trustees expressed the opinion that he or she had been furnished with sufficient infor-

The Fund

27

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

mation to make an informed business decision with respect to continuation of the Trust’s Management Agreement with respect to the fund. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board member considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Trust’s Management Agreement with respect to the fund was in the best interests of the fund and its shareholders.

28

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Connecticut Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Dreyfus Premier State
Municipal Bond Fund,
Florida Series

SEMIANNUAL REPORT October 31, 2005

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
25	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Florida Series

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Florida Series, covering the six-month period from May 1, 2005, through October 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Douglas Gaylor.

Although tax-exempt bond yields recently started creeping upward, they generally held much of their value during the reporting period, as long-term bond yield spreads remained relatively narrow compared to short-term bond yields — despite historical norms. Low inflation expectations among U.S. investors, improving fiscal conditions among many municipalities and robust investor demand appear to have helped longer-term municipal bond prices withstand the potentially eroding effects of rising short-term interest rates.

As the end of 2005 approaches, some economists have suggested that the U.S. economy may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board, coupled with the potential effects of higher fuel prices on consumer spending, may set the tone for the financial markets in 2006.As always, we encourage you to talk with your financial advisor about the investment strategies and specific portfolio allocations that may be appropriate for you.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Florida Series perform relative to its benchmark?

For the six-month period ended October 31, 2005, the fund achieved total returns of 0.40% for Class A shares, 0.22% for Class B shares and 0.03% for Class C shares.1The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 0.59% for the same period.2 In addition, the fund is reported in the Lipper Florida Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.66% for the reporting period.3

Although rising interest rates caused shorter-term bonds to lose some of their value, longer-term municipal bond prices remained surprisingly stable over the reporting period as investors’ inflation expectations remained subdued.The fund’s returns were lower than its Lipper category average and the Index, due in part to its focus on defensive, high-quality bonds, which generally lagged long-term bonds (with comparable credit ratings) during the reporting period.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

In its ongoing effort to forestall inflationary pressures, the Federal Reserve Board (the “Fed”) raised short-term interest rates at each of four meetings of its Federal Open Market Committee. As a result, the overnight federal funds rate climbed from 2.75% at the start of the reporting period to 3.75% by the end. On November 1, 2005, just one day after the close of the reporting period, the Fed acted again, hiking the federal funds rate to 4%.

Historically, fixed-income securities across the maturity spectrum have tended to lose value when the Fed tightens monetary policy. Most of the reporting period proved to be different: until October 2005, longer-term bonds remained remarkably resilient as investors’ inflation expectations remained persistently low. In addition, robust investor demand provided further support for longer-term bond prices.

The fund also benefited during the reporting period from better fiscal conditions in Florida. As the national economy and local tourism improved, the state enjoyed higher sales tax revenues. The state’s generally conservative fiscal policies and substantial budget reserves also enabled it to maintain a “double-A” credit rating.

In this environment, the fund continued to enjoy relatively high levels of income from its core, seasoned holdings. The fund also benefited

4

from its focus on securities with maturities in the 20-year range, which fared well during a period of unusually strong prices for longer-term bonds.At the same time, the fund’s shorter-term holdings helped keep its overall sensitivity to interest-rate changes slightly below industry averages. Although our emphasis on higher-quality bonds slightly hindered the fund’s relative performance, we did not see enough value in lower-rated, higher-yielding credits to justify the greater levels of risk they typically entail.

What is the fund’s current strategy?

While we believe that the Fed is closer to the end of its credit-tightening campaign than the beginning, stronger-than-expected economic growth and signs of rising inflationary pressures suggest to us that the Fed is likely to raise short-term interest rates more than most analysts previously expected. In addition, longer-term bond yields recently have begun to move higher.Accordingly, we have maintained a generally cautious investment posture. When making new purchases, we have continued to emphasize higher-quality bonds from Florida issuers, including premium-priced bonds that historically have held more of their value during market declines.

November 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Florida residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund

5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Florida Series from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.85	$ 7.37	$ 8.52
Ending value (after expenses)	$1,004.00	$1,002.20	$1,000.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2005

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.89	$ 7.43	$ 8.59
Ending value (after expenses)	$1,020.37	$1,017.85	$1,016.69

† Expenses are equal to the fund’s annualized expense ratio of .96% for Class A, 1.46% for Class B and 1.69%
for Class C; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments—96.6%	Amount ($)	Value ($)

Brevard County School Board, COP
5%, 7/1/2025 (Insured; FGIC)	2,000,000	2,072,040
Broward County Housing Finance Authority, MFHR:
(Emerald Palms Apartments)
5.60%, 7/1/2021 (Insured; MBIA)	2,000,000	2,065,140
(Pembroke Villas Project)
5.55%, 1/1/2023 (Insured; FSA)	1,000,000	1,031,900
Broward County School Board, COP:
5.25%, 7/1/2018 (Insured; MBIA)	1,855,000	1,994,014
5%, 7/1/2021 (Insured; FSA)	1,250,000	1,298,275
Cape Coral, Water and Sewer Revenue
5.25%, 10/1/2017 (Insured; AMBAC)	1,890,000	2,043,562
Capital Projects Finance Authority:
Revenue:
(Airports Project):
5.25%, 6/1/2014 (Insured; MBIA)	1,485,000	1,594,385
5%, 6/1/2020 (Insured; MBIA)	1,465,000	1,513,447
Student Housing Revenue
(Capital Projects Loan)
5.50%, 10/1/2017 (Insured; MBIA)	2,520,000	2,675,534
Davie, Water and Sewer Revenue
5.25%, 10/1/2018 (Insured; AMBAC)	475,000	512,929
Escambia County, Sales Tax Revenue
5.25%, 10/1/2018 (Insured; AMBAC)	1,200,000	1,292,904
Escambia County Housing Finance Authority, SFMR
(Multi-County Program)
5.50%, 10/1/2021
(Collateralized: FNMA and GNMA)	2,835,000	2,929,009
Florida (Jacksonville Transportation)
5%, 7/1/2012	3,000,000	3,110,070
Florida Board of Education:
Capital Outlay (Public Education)
5%, 6/1/2011	1,200,000	1,244,316
Lottery Revenue:
5.25%, 7/1/2017 (Insured; FGIC)	3,890,000	4,168,991
5%, 7/1/2020 (Insured; FGIC)	1,480,000	1,552,357

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Florida Housing Finance Agency
(Brittany Rosemont Apartments)
7%, 2/1/2035 (Insured; AMBAC)	6,000,000	6,116,400
Florida Intergovernmental Finance Commission,
Capital Revenue:
5%, 2/1/2018 (Insured; AMBAC)	1,000,000	1,049,770
5.125%, 2/1/2031 (Insured; AMBAC)	1,500,000	1,538,715
Florida Municipal Loan Council, Revenue
5.25%, 5/1/2017 (Insured; MBIA)	1,825,000	1,956,893
Jacksonville:
Excise Taxes Revenue
5.375%, 10/1/2019 (Insured; AMBAC)	3,450,000	3,750,322
Guaranteed Entitlement Revenue
5.375%, 10/1/2020 (Insured; FGIC)	3,795,000	4,107,442
JEA, Saint John’s River Power Park System Revenue:
5%, 10/1/2017	1,500,000	1,573,365
5%, 10/1/2018	1,500,000	1,568,790
Lee County, Transportation Facilities Revenue
(Sanibel Bridges and Causeway Project)
5%, 10/1/2025 (Insured; CIFG)	2,845,000	2,954,219
Lee County Housing Finance Authority SFMR:
6.30%, 3/1/2029 (Collateralized: FHLMC,	230,000	231,893
FNMA and GNMA)
(Multi-County Program)
7.45%, 9/1/2027 (Collateralized: FHLMC,
FNMA and GNMA)	35,000	35,425
Manatee County Housing Finance Authority,
Mortgage Revenue
5.85%, 11/1/2033 (Collateralized; GNMA)	2,980,000	3,152,155
Marion County School Board, COP
5.25%, 6/1/2017 (Insured; FSA)	2,015,000	2,161,934
Miami-Dade County:
Aviation Revenue, Miami International Airport (Hub of
the Americas) 5%, 10/1/2030 (Insured; XLCA)	2,000,000 [a]	2,020,960
Solid Waste System Revenue
5.50%, 10/1/2017 (Insured; FSA)	2,595,000	2,825,981
Miami-Dade County Housing Finance Authority, MFMR:
(Country Club Villa)
5.70%, 7/1/2021 (Insured; FSA)	400,000	417,452
(Miami Stadium Apartments)
5.40%, 8/1/2021 (Insured; FSA)	1,275,000	1,317,929

8

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Orange County Housing Finance Authority, MFHR:
(Palm Grove Gardens)
5.15%, 1/1/2023 (Collateralized; FNMA)	1,175,000	1,212,988
(Seminole Pointe Project) 5.75%, 12/1/2023	2,840,000	2,863,402
Osceola County Industrial Development Authority,
Revenue (Community Provider Pooled Loan
Program) 7.75%, 7/1/2017	1,521,000	1,522,232
Palm Bay, Utility Revenue:
(Capital Appreciation)
Zero Coupon, 10/1/2020 (Insured; FGIC)	1,845,000	893,958
(Palm Bay Utility Corp. Project)
5%, 10/1/2019 (Insured; MBIA)	500,000	526,860
Palm Beach County Housing Finance Authority,
Single Family Mortgage Purchase Revenue
6.55%, 4/1/2027 (Collateralized: FNMA and GNMA)	160,000	163,370
Palm Beach County School Board, COP
(Master Lease) 5%, 8/1/2017 (Insured; AMBAC)	1,905,000	2,015,014
Port Palm Beach District, Revenue:
Zero Coupon, 9/1/2022 (Insured; XLCA)	1,000,000	446,340
Zero Coupon, 9/1/2023 (Insured; XLCA)	1,000,000	422,500
Port Saint Lucie,
Storm Water Utility Revenue
5%, 5/1/2023 (Insured; MBIA)	1,750,000	1,819,020
Saint Lucie County, Sales Tax Revenue
5.25%, 10/1/2017 (Insured; MBIA)	1,885,000	2,038,156
Seminole Water Control District
6.75%, 8/1/2022	1,805,000	1,875,864
South Broward Hospital District, HR
5.60%, 5/1/2027	4,000,000	4,244,280
Tampa, Utilities Tax Improvement
Zero Coupon, 4/1/2017 (Insured; AMBAC)	2,110,000	1,264,565
Village Center Community Development District,
Utility Revenue 5.25%, 10/1/2023 (Insured; MBIA)	1,000,000	1,070,090
Winter Park, Water and Sewer Revenue:
5.375%, 12/1/2017 (Insured; AMBAC)	1,645,000	1,791,208
5.375%, 12/1/2018 (Insured; AMBAC)	1,730,000	1,883,762
Winter Springs, Water and Sewer Revenue
5%, 4/1/2020 (Insured; MBIA)	1,585,000	1,661,524
Total Long-Term Municipal Investments
(cost $92,586,221)		95,593,651

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9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Short-Term Municipal Investments—4.0%	Amount ($)		Value ($)

Broward County Health Facilities Authority,
Revenue (John Knox Village of Florida,
Inc. Project) 2.78% (Insured; Radian
and Liquidity Facility; SunTrust Bank)	275,000	[b]	275,000
Jacksonville Health Facilities Authority,
HR (Baptist Medical Center Project)
2.70% (LOC; Bank of America)	2,200,000	[b]	2,200,000
Pinellas County Health Facilities Authority,
Hospital Facilities Revenue
(Bayfront Hospital Projects) 2.70%
(LOC; SunTrust Bank)	1,000,000	[b]	1,000,000
Putnam County Development Authority, PCR
(Florida Power and Light Co. Project) 2.67%	500,000	[b]	500,000
Total Short-Term Municipal Investments
(cost $3,975,000)			3,975,000

Total Investments (cost $96,561,221)	100.6%		99,568,651
Liabilities, Less Cash and Recievables	(.6%)		(554,584)
Net Assets	100.0%		99,014,067

10

Summary of Abbreviations

ACA	American Capital Access	GIC	Guaranteed Investment Contract
AGC	ACE Guaranty Corporation	GNMA	Government National Mortgage
AGIC	Asset Guaranty Insurance Company		Association
AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	HR	Hospital Revenue
ARRN	Adjustable Rate Receipt Notes	IDB	Industrial Development Board
BAN	Bond Anticipation Notes	IDC	Industrial Development Corporation
BIGI	Bond Investors Guaranty Insurance	IDR	Industrial Development Revenue
BPA	Bond Purchase Agreement	LOC	Letter of Credit
CGIC	Capital Guaranty Insurance	LOR	Limited Obligation Revenue
	Company	LR	Lease Revenue
CIC	Continental Insurance Company	MBIA	Municipal Bond Investors Assurance
CIFG	CDC Ixis Financial Guaranty		Insurance Corporation
CMAC	Capital Market Assurance	MFHR	Multi-Family Housing Revenue
	Corporation	MFMR	Multi-Family Mortgage Revenue
COP	Certificate of Participation	PCR	Pollution Control Revenue
CP	Commercial Paper	RAC	Revenue Anticipation Certificates
EDR	Economic Development Revenue	RAN	Revenue Anticipation Notes
EIR	Environmental Improvement	RAW	Revenue Anticipation Warrants
	Revenue	RRR	Resources Recovery Revenue
FGIC	Financial Guaranty Insurance	SAAN	State Aid Anticipation Notes
	Company	SBPA	Standby Bond Purchase Agreement
FHA	Federal Housing Administration	SFHR	Single Family Housing Revenue
FHLB	Federal Home Loan Bank	SFMR	Single Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage	SONYMA	State of New York Mortgage Agency
	Corporation	SWDR	Solid Waste Disposal Revenue
FNMA	Federal National Mortgage	TAN	Tax Anticipation Notes
	Association	TAW	Tax Anticipation Warrants
FSA	Financial Security Assurance	TRAN	Tax and Revenue Anticipation Notes
GAN	Grant Anticipation Notes	XLCA	XL Capital Assurance

The Fund

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or Standard & Poor’s	Value (%) †

AAA	Aaa	AAA	82.3
AA	Aa	AA	7.4
BBB	Baa	BBB	2.9
F1	MIG1/P1	SP1/A1	4.0
Not Rated [c]	Not Rated [c]	Not Rated [c]	3.4
			100.0

†	Based on total investments.
[a]	Purchased on a delayed delivery basis.
[b]	Securities payable on demand.Variable interest rate—subject to periodic change.
[c]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		96,561,221	99,568,651
Cash			322,003
Interest receivable			1,273,959
Receivable for shares of Beneficial Interest subscribed			8,403
Prepaid expenses			11,731
			101,184,747

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			75,002
Payable for investment securities purchased			2,020,160
Payable for shares of Beneficial Interest redeemed			42,886
Accrued expenses			32,632
			2,170,680

Net Assets ($)			99,014,067

Composition of Net Assets ($):
Paid-in capital			96,699,853
Accumulated net realized gain (loss) on investments			(693,216)
Accumulated net unrealized appreciation
(depreciation) on investments			3,007,430

Net Assets ($)			99,014,067

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	85,920,141	8,112,519	4,981,407
Shares Outstanding	6,080,620	574,310	352,561

Net Asset Value Per Share ($)	14.13	14.13	14.13

See notes to financial statements.

The Fund

13

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	2,454,992
Expenses:
Management fee—Note 3(a)	280,389
Shareholder servicing costs—Note 3(c)	160,938
Distribution fees—Note 3(b)	39,928
Professional fees	14,478
Registration fees	11,154
Custodian fees	7,317
Prospectus and shareholders’ reports	6,672
Trustees’ fees and expenses—Note 3(d)	1,315
Loan commitment fees—Note 2	445
Miscellaneous	9,291
Total Expenses	531,927
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(3,551)
Net Expenses	528,376
Investment Income—Net	1,926,616

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	27,449
Net unrealized appreciation (depreciation) on investments	(1,537,410)
Net Realized and Unrealized Gain (Loss) on Investments	(1,509,961)
Net Increase in Net Assets Resulting from Operations	416,655

See notes to financial statements.
14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Operations ($):
Investment income—net	1,926,616	4,202,392
Net realized gain (loss) on investments	27,449	50,429
Net unrealized appreciation
(depreciation) on investments	(1,537,410)	2,152,078
Net Increase (Decrease) in Net Assets
Resulting from Operations	416,655	6,404,899

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,706,962)	(3,733,196)
Class B shares	(140,858)	(315,635)
Class C shares	(78,796)	(153,561)
Total Dividends	(1,926,616)	(4,202,392)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	2,949,324	3,915,712
Class B shares	310,802	939,386
Class C shares	268,829	542,602
Dividends reinvested:
Class A shares	931,871	1,990,476
Class B shares	42,897	98,892
Class C shares	42,549	93,590
Cost of shares redeemed:
Class A shares	(6,342,910)	(17,388,678)
Class B shares	(658,569)	(2,878,206)
Class C shares	(124,582)	(514,849)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,579,789)	(13,201,075)
Total Increase (Decrease) in Net Assets	(4,089,750)	(10,998,568)

Net Assets ($):
Beginning of Period	103,103,817	114,102,385
End of Period	99,014,067	103,103,817

The Fund

15

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Capital Share Transactions:
Class A [a]
Shares sold	206,442	275,729
Shares issued for dividends reinvested	65,023	139,542
Shares redeemed	(442,639)	(1,221,808)
Net Increase (Decrease) in Shares Outstanding	(171,174)	(806,537)

Class B [a]
Shares sold	21,732	65,987
Shares issued for dividends reinvested	2,995	6,940
Shares redeemed	(45,971)	(202,491)
Net Increase (Decrease) in Shares Outstanding	(21,244)	(129,564)

Class C
Shares sold	18,701	37,877
Shares issued for dividends reinvested	2,969	6,564
Shares redeemed	(8,675)	(36,217)
Net Increase (Decrease) in Shares Outstanding	12,995	8,224

[a]	During the period ended October 31, 2005, 25,945 Class B shares representing $371,262 were automatically converted to 25,943 Class A shares and during the period ended April 30, 2005, 57,211 Class B shares representing $814,673 were automatically converted to 57,195 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class A Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	14.35	14.06	14.41	13.94	13.69	12.88
Investment Operations:
Investment income—net	.28[b]	.56[b]	.59[b]	.62[b]	.62[b]	.62
Net realized and unrealized
gain (loss) on investments	(.22)	.29	(.35)	.47	.25	.81
Total from Investment Operations	.06	.85	.24	1.09	.87	1.43
Distributions:
Dividends from
investment income—net	(.28)	(.56)	(.59)	(.62)	(.62)	(.62)
Dividends from net realized
gain on investments	—	—	—	—	(.00)[c]	(.00)[c]
Total Distributions	(.28)	(.56)	(.59)	(.62)	(.62)	(.62)
Net asset value, end of period	14.13	14.35	14.06	14.41	13.94	13.69

Total Return (%) [d]	.40[e]	6.16	1.69	7.96	6.48	11.32

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.97[f]	.97	.88	.94	.95	1.10
Ratio of net expenses
to average net assets	.96[f]	.96	.88	.94	.94	.92
Ratio of net investment income
to average net assets	3.86[f]	3.95	4.13	4.37	4.47	4.65
Portfolio Turnover Rate	5.14[e]	3.39	11.62	25.52	52.76	8.55

Net Assets, end of period
($ x 1,000)	85,920	89,691	99,251	109,664	112,641	117,133

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.45% to 4.47%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Annualized.
See notes to financial statements.
The Fund 17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class B Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	14.34	14.06	14.40	13.93	13.68	12.87
Investment Operations:
Investment income—net	.24[b]	.49[b]	.52[b]	.55[b]	.55[b]	.55
Net realized and unrealized
gain (loss) on investments	(.21)	.28	(.34)	.47	.25	.81
Total from Investment Operations	.03	.77	.18	1.02	.80	1.36
Distributions:
Dividends from
investment income—net	(.24)	(.49)	(.52)	(.55)	(.55)	(.55)
Dividends from net realized
gain on investments	—	—	—	—	(.00)[c]	(.00)[c]
Total Distributions	(.24)	(.49)	(.52)	(.55)	(.55)	(.55)
Net asset value, end of period	14.13	14.34	14.06	14.40	13.93	13.68

Total Return (%) [d]	.22[e]	5.56	1.25	7.43	5.94	10.78

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.47[f]	1.46	1.38	1.43	1.45	1.61
Ratio of net expenses
to average net assets	1.46[f]	1.46	1.38	1.43	1.44	1.42
Ratio of net investment income
to average net assets	3.36[f]	3.45	3.64	3.86	3.96	4.16
Portfolio Turnover Rate	5.14[e]	3.39	11.62	25.52	52.76	8.55

Net Assets, end of period
($ x 1,000)	8,113	8,542	10,193	13,012	9,332	9,792

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.94% to 3.96%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Annualized.
See notes to financial statements.
18

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class C Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	14.35	14.06	14.41	13.94	13.69	12.88
Investment Operations:
Investment income—net	.23[b]	.46[b]	.49[b]	.51[b]	.51[b]	.52
Net realized and unrealized
gain (loss) on investments	(.22)	.29	(.35)	.47	.26	.81
Total from Investment Operations	.01	.75	.14	.98	.77	1.33
Distributions:
Dividends from
investment income—net	(.23)	(.46)	(.49)	(.51)	(.52)	(.52)
Dividends from net realized
gain on investments	—	—	—	—	(.00)[c]	(.00)[c]
Total Distributions	(.23)	(.46)	(.49)	(.51)	(.52)	(.52)
Net asset value, end of period	14.13	14.35	14.06	14.41	13.94	13.69

Total Return (%) [d]	.03[e]	5.39	.94	7.17	5.68	10.50

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70[f]	1.69	1.61	1.68	1.68	1.88
Ratio of net expenses
to average net assets	1.69[f]	1.68	1.61	1.68	1.67	1.67
Ratio of net investment income
to average net assets	3.12[f]	3.22	3.38	3.62	3.69	3.83
Portfolio Turnover Rate	5.14[e]	3.39	11.62	25.52	52.76	8.55

Net Assets, end of period
($ x 1,000)	4,981	4,871	4,659	3,897	2,663	1,004

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.66% to 3.69%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Annualized.

See notes to financial statements. The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Florida Series (the “fund”). The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

20

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $720,665 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2005. If not applied, the carryover expires in fiscal 2010.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2005, was as follows: tax exempt income $4,202,392. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for tem-

22

porary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2005, the Distributor retained $2,585 from commissions earned on sales of the fund’s Class A shares and $1,772 from contingent deferred sales charges on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2005, Class B and Class C shares were charged $20,991 and $18,937, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period ended October 31, 2005, Class A, Class B and Class C shares were charged $110,642, $10,496 and $6,312, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2005, the fund was charged $23,270 pursuant to the transfer agency agreement.

During the period ended October 31, 2005, the fund was charged $1,851 for services performed by the Chief Compliance Officer.

The components of Due to the Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $46,160, Rule 12b-1 distribution plan fees $6,621, shareholder services plan fees $20,982 and chief compliance officer fees $1,239.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2005, amounted to $5,053,328 and $6,446,808, respectively.

At October 31, 2005, accumulated net unrealized appreciation on investments was $3,007,430, consisting of $3,092,542 gross unrealized appreciation and $85,112 gross unrealized depreciation.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Trust held on August 2 and

3, 2005, the Board considered the re-approval for an annual period of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant

The Fund

25

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

emphasis on comparisons to a group of comparable funds and to Lipper category averages, as applicable.The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund.The Board discussed the results of the comparisons for various periods ended June 30, 2005, and noted that the fund’s income performance was lower than the comparison group averages for the 1-, 3-, 5-and 10-year periods, and slightly lower than the Lipper category averages for the 1- and 5-year periods, but slightly higher than the Lipper category averages for the 3- and 10-year periods.The Board noted that the fund’s total return was higher than the comparison group averages for the 3- and 5-year periods, but lower for the 1- and 10-year periods, and that the fund’s total return was higher than the Lipper category averages for the 1-, 3- and 5-year periods, but lower for the 10-year period. The Board noted that the fund’s income performance for the more recent 3-month period showed improvement in the fund’s Lipper and comparison group rankings for income performance. The Board members discussed with representatives of the Manager the reasons for the fund’s underperformance during certain periods compared to the comparison group and Lipper category averages, and the Manager’s efforts to improve performance.The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios for the funds in the comparison group. The fund’s management fee was slightly higher than the fund’s comparison group average. The Board noted that the fund’s total expense ratio was higher than the fund’s comparison group average, but was lower than the Lipper category average.

The Manager’s representatives noted that there were no other managed mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund, and no institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

26

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage

The Fund

27

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each of the Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the Trust’s Management Agreement with respect to the fund. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the Manager’s efforts to improve the fund’s performance as discussed at the meeting, but concluded that it was necessary to continue to monitor the performance of the fund and its portfolio management team.
  The Board concluded that the fee paid to the Manager by the Fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Trust’s Management Agreement with respect to the fund was in the best interests of the fund and its shareholders.

28

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Florida Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Dreyfus Premier State
Municipal Bond Fund,
Maryland Series

SEMIANNUAL REPORT October 31, 2005

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
25	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Maryland Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Maryland Series, covering the six-month period from May 1, 2005, through October 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Douglas Gaylor.

Although tax-exempt bond yields recently started creeping upward, they generally held much of their value during the reporting period, as long-term bond yield spreads remained relatively narrow compared to short-term bond yields — despite historical norms. Low inflation expectations among U.S. investors, improving fiscal conditions among many municipalities and robust investor demand appear to have helped longer-term municipal bond prices withstand the potentially eroding effects of rising short-term interest rates.

As the end of 2005 approaches, some economists have suggested that the U.S. economy may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board, coupled with the potential effects of higher fuel prices on consumer spending, may set the tone for the financial markets in 2006.As always, we encourage you to talk with your financial advisor about the investment strategies and specific portfolio allocations that may be appropriate for you.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Maryland Series perform relative to its benchmark?

For the six-month period ended October 31, 2005, the fund achieved total returns of 0.45% for Class A shares, 0.18% for Class B shares and 0.06% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 0.59% for the same period.2 In addition, the fund is reported in the Lipper Maryland Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.27% for the reporting period.3

Although rising interest rates caused shorter-term bonds to lose value, longer-term municipal bond prices were surprisingly stable over the reporting period as investors’ inflation expectations remained subdued. The fund generally produced higher returns than its Lipper category average, primarily due to income from its core holdings. However, the fund underperformed the Index, which contains bonds from many states, not just Maryland, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Maryland state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Maryland income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

In its ongoing effort to forestall inflationary pressures, the Federal Reserve Board (the “Fed”) raised short-term interest rates at each of four meetings of its Federal Open Market Committee. As a result, the overnight federal funds rate climbed from 2.75% at the start of the reporting period to 3.75% by the end. On November 1, 2005, just one day after the close of the reporting period, the Fed acted again, hiking the federal funds rate to 4%.

Historically, fixed-income securities across the maturity spectrum have tended to lose value when the Fed tightens monetary policy. The reporting period proved to be different: until October 2005, longer-term bonds remained remarkably resilient as investors’ inflation expectations remained low. Robust investor demand provided further support for longer-term bond prices.

The fund also benefited during the reporting period from better fiscal conditions in Maryland. As the national and local economies improved, the state enjoyed higher sales tax and income tax revenues. The state’s generally conservative fiscal policies and substantial budget reserves also enabled it to maintain a “triple-A” credit rating.

4

In this environment, the fund continued to enjoy relatively high levels of income from its core, seasoned holdings. The fund also benefited from its focus on securities with maturities in the 20-year range, which fared well during a period of unusually strong prices for longer-term bonds and provided incrementally higher levels of income than shorter-maturity securities. Although our emphasis on higher-quality bonds slightly hindered the fund’s relative performance, we did not see enough value in lower-rated, higher-yielding credits to justify the greater levels of risk they typically entail.

What is the fund’s current strategy?

While we believe that the Fed is closer to the end of its credit-tightening campaign than the beginning, stronger-than-expected economic growth and rising inflationary pressures suggest to us that the Fed is likely to raise short-term interest rates more than most analysts previously expected. In addition, longer-term bond yields recently have begun to move higher. Accordingly, we recently have adopted a more cautious investment posture. When making new purchases, we have continued to emphasize higher-quality bonds from Maryland issuers, including premium-priced bonds that historically have held more of their value during market declines.

November 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Maryland residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund

5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Maryland Series from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.60	$ 7.22	$ 8.47
Ending value (after expenses)	$1,004.50	$1,001.80	$1,000.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2005

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.63	$ 7.27	$ 8.54
Ending value (after expenses)	$1,020.62	$1,018.00	$1,016.74

† Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.43% for Class B and 1.68%
for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments—97.6%	Amount ($)	Value ($)

Maryland—95.5%
Anne Arundel County:
EDR (Community College) 5%, 9/1/2017	2,255,000	2,353,002
Special Obligation:
(Arundel Mills) 5.125%, 7/1/2021	1,000,000	1,066,410
(National Business Park):
5.125%, 7/1/2021	1,000,000	1,066,410
5.125%, 7/1/2023	1,125,000	1,195,515
Baltimore:
(Consolidated Public Improvement)
5%, 10/15/2021 (Insured; AMBAC)	1,030,000	1,094,303
Port Facilities Revenue (Consolidated Coal Sales Co.)
6.50%, 12/1/2010	4,090,000	4,311,310
Project Revenue (Wastewater Projects):
5%, 7/1/2021 (Insured; MBIA)	1,030,000	1,089,400
5%, 7/1/2022 (Insured; FGIC)	395,000	425,921
5%, 7/1/2022 (Insured; MBIA)	1,290,000	1,360,215
5%, 7/1/2023 (Insured; MBIA)	1,355,000	1,425,460
Baltimore Board of School Commissioners,
School Systems Revenue:
5%, 5/1/2016	1,500,000	1,595,370
5%, 5/1/2017	1,265,000	1,343,746
Baltimore City Housing Corp., MFHR
7.25%, 7/1/2023
(Collateralized; FNMA and Insured; FHA)	2,775,000	2,802,611
Gaithersburg, Hospital Facilities Improvement Revenue
(Shady Grove) 6.50%, 9/1/2012 (Insured; FSA)	10,000,000	11,222,700
Howard County:
(Consolidated Public Improvement):
5.25%, 8/15/2012	835,000 [a]	908,931
5%, 8/15/2015	2,600,000	2,797,522
5%, 8/15/2016	1,000,000	1,071,720
5%, 8/15/2018	1,500,000	1,596,675
5%, 8/15/2019	1,000,000	1,061,560
COP 8.15%, 2/15/2020	605,000	846,250
(Metropolitan District):
5.25%, 8/15/2012	155,000 [a]	168,724
5.25%, 8/15/2019	1,545,000	1,666,051
Hyattsville, Special Obligation (University Town Center)
5.75%, 7/1/2034	3,000,000	3,065,730

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Maryland (continued)
Maryland Community Development Administration,
Department of Housing and Community Development:
5%, 9/1/2023	1,000,000	1,021,710
5.60%, 7/1/2033	1,200,000	1,223,748
Housing Revenue 5.95%, 7/1/2023	2,920,000	2,991,160
Residential:
5.50%, 9/1/2014	890,000	902,273
5.30%, 9/1/2016	5,000,000	5,174,750
5.70%, 9/1/2022	5,340,000	5,458,334
5.60%, 9/1/2028	5,000,000	5,154,350
Single Family Program 4.95%, 4/1/2015	4,605,000	4,744,439
Maryland Economic Development Corp., Revenue:
Lease:
5%, 9/15/2014	1,000,000	1,072,620
5%, 9/15/2015	2,025,000	2,169,666
5%, 9/15/2016	1,290,000	1,376,611
(Aviation Administration Facilities):
5.50%, 6/1/2016 (Insured; FSA)	3,120,000	3,365,201
5.50%, 6/1/2018 (Insured; FSA)	2,535,000	2,727,432
5.375%, 6/1/2019 (Insured; FSA)	9,530,000	10,137,823
(Montgomery County Wayne Avenue):
5.25%, 9/15/2014	5,000,000	5,430,250
5.25%, 9/15/2016	2,940,000	3,172,701
Student Housing:
(Frostburg State University) 6%, 10/1/2024	5,000,000	5,172,400
(Morgan State University) 6%, 7/1/2022	2,950,000	3,147,709
(University of Maryland College Park) 6%, 6/1/2021	1,760,000	1,902,138
(University Village at Sheppard Pratt):
5.875%, 7/1/2021 (Insured; ACA)	1,750,000	1,870,435
6%, 7/1/2033 (Insured; ACA)	1,750,000	1,865,010
Maryland Health and Higher Educational Facilities
Authority, Revenue:
(Carroll County General Hospital):
6%, 7/1/2018	500,000	539,910
6%, 7/1/2019	665,000	716,305
6%, 7/1/2020	750,000	806,528
6%, 7/1/2021	550,000	590,315
(Johns Hopkins Hospital Issue) 5%, 11/15/2019	7,600,000	7,945,116
(Johns Hopkins Hospital Medical Institutions
Utilities Program Issue) 5%, 5/15/2037	8,645,000	8,852,394
(Loyola College Issue)
5.375%, 10/1/2026 (Insured; MBIA)	1,710,000	1,770,226
(Maryland Institute College of Art Issue)
5.50%, 6/1/2021	335,000	349,432

8

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Maryland (continued)
Maryland Health and Higher Educational Facilities
Authority, Revenue (continued):
(Union Hospital of Cecil County)
6.70%, 7/1/2009	1,640,000	1,719,786
(University of Maryland Medical Systems):
5%, 7/1/2016 (Insured; AMBAC)	1,075,000	1,144,585
5%, 7/1/2017 (Insured; AMBAC)	500,000	531,555
5.75%, 7/1/2017	3,000,000	3,232,500
6%, 7/1/2022	2,000,000	2,172,800
7%, 7/1/2022 (Insured; FGIC)	4,500,000	5,781,015
5%, 7/1/2024 (Insured; AMBAC)	1,000,000	1,043,320
6%, 7/1/2032	3,000,000	3,226,980
Maryland Industrial Development Financing Authority, EDR:
(Medical Waste Association) 8.75%, 11/15/2010	630,000	449,007
(Our Lady of Good Counsel School):
5.50%, 5/1/2020	420,000	422,003
6%, 5/1/2035	1,000,000	1,020,160
Maryland State and Local Loan Facilities:
5%, 8/1/2016	10,000,000	10,708,300
5%, 8/1/2017	1,200,000	1,283,340
Montgomery County:
5.25%, 10/1/2015	2,000,000	2,171,640
Special Obligation (West Germantown
Development District):
5.375%, 7/1/2020 (Insured; Radian)	500,000	527,375
5.50%, 7/1/2027 (Insured; Radian)	2,975,000	3,144,545
Montgomery County Housing
Opportunities Commission, SFMR:
Zero Coupon, 7/1/2028	41,025,000	11,716,740
Zero Coupon, 7/1/2033	3,060,000	615,825
Morgan State University, Academic and Auxiliary
Facilities Fees Revenue:
5%, 7/1/2020 (Insured; FGIC)	500,000	527,840
5%, 7/1/2022 (Insured; FGIC)	1,000,000	1,049,850
Northeast Waste Disposal Authority:
RRR (Hartford County Resource Recovery Facility):
5.25%, 3/15/2013 (Insured; AMBAC)	1,400,000	1,470,588
5.25%, 3/15/2014 (Insured; AMBAC)	1,220,000	1,276,620
Solid Waste Revenue:
5.50%, 4/1/2015 (Insured; AMBAC)	7,000,000	7,493,920
5.50%, 4/1/2016 (Insured; AMBAC)	8,000,000	8,569,680
(Montgomery County Resource Recovery)
6%, 7/1/2008	2,720,000	2,848,765

	The Fund		9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Maryland (continued)
Prince Georges County:
(Consolidated Public Improvement)
5%, 12/1/2016	2,650,000	2,844,854
Special Obligations
(National Harbor Project)
5.20%, 7/1/2034	4,000,000	4,013,280
Washington Suburban Sanitary District
(General Construction):
5%, 6/1/2015	5,000,000	5,346,950
5%, 6/1/2016	1,500,000	1,598,310
U.S. Related—2.1%
Puerto Rico Commonwealth, Public Improvement
5.125%, 7/1/2030 (Insured; FSA)	1,970,000	2,066,806
Puerto Rico Electric Power Authority, Power Revenue
5.125%, 7/1/2026 (Insured; FSA)	1,500,000	1,577,910
Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue 5%, 7/1/2008 (Insured; AMBAC)	1,275,000 [a]	1,334,657
Total Long-Term Municipal Investments
(cost $224,007,242)		230,118,028

Short-Term Municipal Investment—1.6%

Maryland;
Maryland Economic Development Corp.,
Revenue (U.S. Pharmacopeial) 2.73% (Insured; AMBAC)
(cost $3,800,000)	3,800,000 [b]	3,800,000

Total Investments (cost $227,807,242)	99.2%	233,918,028
Cash and Receivables (Net)	.8%	1,816,159
Net Assets	100.0%	235,734,187

10

Summary of Abbreviations

ACA	American Capital Access	GO	General Obligation
AGC	ACE Guaranty Corporation	HR	Hospital Revenue
AGIC	Asset Guaranty Insurance	IDB	Industrial Development Board
	Company	IDC	Industrial Development
AMBAC	American Municipal Bond		Corporation
	Assurance Corporation	IDR	Industrial Development Revenue
ARRN	Adjustable Rate Receipt Notes	LOC	Letter of Credit
BAN	Bond Anticipation Notes	LOR	Limited Obligation Revenue
BIGI	Bond Investors Guaranty	LR	Lease Revenue
	Insurance	MBIA	Municipal Bond Investors
BPA	Bond Purchase Agreement		Assurance Insurance
CGIC	Capital Guaranty Insurance		Corporation
	Company	MFHR	Multi-Family Housing Revenue
CIC	Continental Insurance Company	MFMR	Multi-Family Mortgage Revenue
CIFG	CDC Ixis Financial Guaranty	PCR	Pollution Control Revenue
CMAC	Capital Market Assurance	RAC	Revenue Anticipation Certificates
	Corporation	RAN	Revenue Anticipation Notes
COP	Certificate of Participation	RAW	Revenue Anticipation Warrants
CP	Commercial Paper	RRR	Resources Recovery Revenue
EDR	Economic Development Revenue	SAAN	State Aid Anticipation Notes
EIR	Environmental Improvement	SBPA	Standby Bond Purchase
	Revenue		Agreement
FGIC	Financial Guaranty Insurance	SFHR	Single Family Housing Revenue
	Company	SFMR	Single Family Mortgage Revenue
FHA	Federal Housing Administration	SONYMA	State of New York Mortgage
FHLB	Federal Home Loan Bank		Agency
FHLMC	Federal Home Loan Mortgage	SWDR	Solid Waste Disposal Revenue
	Corporation	TAN	Tax Anticipation Notes
FNMA	Federal National Mortgage	TAW	Tax Anticipation Warrants
	Association	TRAN	Tax and Revenue Anticipation
FSA	Financial Security Assurance		Notes
GAN	Grant Anticipation Notes	XLCA	XL Capital Assurance
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage
Association

The Fund

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or Standard & Poor’s	Value (%) †

AAA	Aaa	AAA	45.5
AA	Aa	AA	36.8
A	A	A	8.4
BBB	Baa	BBB	5.5
Not Rated [c]	Not Rated [c]	Not Rated [c]	3.8
			100.0

†	Based on total investments.
[a]	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on
	the municipal issue and to retire the bonds in full at the earliest refunding date.
[b]	Securities payable on demand.Variable interest rate—subject to periodic change.
[c]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		227,807,242	233,918,028
Interest receivable			3,023,366
Receivable for shares of Beneficial Interest subscribed			58,622
Prepaid expenses			13,907
			237,013,923

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			179,558
Cash overdraft due to Custodian			697,714
Payable for shares of Beneficial Interest redeemed			341,911
Accrued expenses			60,553
			1,279,736

Net Assets ($)			235,734,187

Composition of Net Assets ($):
Paid-in capital			239,382,161
Accumulated net realized gain (loss) on investments			(9,758,760)
Accumulated net unrealized appreciation
(depreciation) on investments			6,110,786

Net Assets ($)			235,734,187

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	197,935,135	32,660,467	5,138,585
Shares Outstanding	16,253,696	2,681,419	421,707

Net Asset Value Per Share ($)	12.18	12.18	12.19

See notes to financial statements.

The Fund

13

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	5,738,343
Expenses:
Management fee—Note 3(a)	671,321
Shareholder servicing costs—Note 3(c)	389,590
Distribution fees—Note 3(b)	108,502
Professional fees	15,373
Custodian fees	14,673
Registration fees	9,604
Prospectus and shareholders’ reports	5,189
Trustees’ fees and expenses—Note 3(d)	3,323
Loan commitment fees—Note 2	744
Miscellaneous	12,709
Total Expenses	1,231,028
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(8,106)
Net Expenses	1,222,922
Investment Income—Net	4,515,421

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	432,898
Net unrealized appreciation (depreciation) on investments	(3,919,983)
Net Realized and Unrealized Gain (Loss) on Investments	(3,487,085)
Net Increase in Net Assets Resulting from Operations	1,028,336

See notes to financial statements.
14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Operations ($):
Investment income—net	4,515,421	9,790,686
Net realized gain (loss) on investments	432,898	1,400,873
Net unrealized appreciation
(depreciation) on investments	(3,919,983)	3,686,497
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,028,336	14,878,056

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(3,857,182)	(8,087,286)
Class B shares	(575,376)	(1,504,657)
Class C shares	(82,863)	(191,378)
Total Dividends	(4,515,421)	(9,783,321)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	6,958,535	15,149,538
Class B shares	718,530	1,381,990
Class C shares	195,131	547,189
Dividends reinvested:
Class A shares	2,500,859	5,164,994
Class B shares	332,490	882,042
Class C shares	40,490	89,651
Cost of shares redeemed:
Class A shares	(10,915,154)	(35,091,645)
Class B shares	(5,721,413)	(15,464,752)
Class C shares	(672,066)	(1,298,861)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(6,562,598)	(28,639,854)
Total Increase (Decrease) in Net Assets	(10,049,683)	(23,545,119)

Net Assets ($):
Beginning of Period	245,783,870	269,328,989
End of Period	235,734,187	245,783,870

The Fund

15

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Capital Share Transactions:
Class A [a]
Shares sold	563,471	1,233,845
Shares issued for dividends reinvested	202,529	420,261
Shares redeemed	(884,390)	(2,861,665)
Net Increase (Decrease) in Shares Outstanding	(118,390)	(1,207,559)

Class B [a]
Shares sold	58,048	112,373
Shares issued for dividends reinvested	26,922	71,785
Shares redeemed	(462,650)	(1,262,263)
Net Increase (Decrease) in Shares Outstanding	(377,680)	(1,078,105)

Class C
Shares sold	15,786	45,100
Shares issued for dividends reinvested	3,277	7,291
Shares redeemed	(54,269)	(105,628)
Net Increase (Decrease) in Shares Outstanding	(35,206)	(53,237)

[a]	During the period ended October 31, 2005, 246,180 Class B shares representing $3,045,356 were automatically converted to 246,223 Class A shares and during the period ended April 30, 2005, 572,057 Class B shares representing $7,018,405 were automatically converted to 572,161 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class A Shares	(Unaudited)	2005	2004	2003	2002[a]	2001

Per Share Data ($):
Net asset value,
beginning of period	12.36	12.12	12.37	11.82	11.94	11.74
Investment Operations:
Investment income—net	.24[b]	.48[b]	.51[b]	.55[b]	.59[b]	.62
Net realized and unrealized
gain (loss) on investments	(.18)	.24	(.25)	.55	(.10)	.20
Total from Investment Operations	.06	.72	.26	1.10	.49	.82
Distributions:
Dividends from investment
income—net	(.24)	(.48)	(.51)	(.55)	(.59)	(.62)
Dividends from net realized
gain on investments	—	—	—	(.00)[c]	(.02)	(.00)[c]
Total Distributions	(.24)	(.48)	(.51)	(.55)	(.61)	(.62)
Net asset value, end of period	12.18	12.36	12.12	12.37	11.82	11.94

Total Return (%) [d]	.45[e]	6.03	2.12	9.49	4.19	7.14

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92[f]	.93	.92	.93	.92	.91
Ratio of net expenses
to average net assets	.91[f]	.93	.92	.93	.92	.91
Ratio of net investment income
to average net assets	3.79[f]	3.90	4.15	4.53	4.93	5.22
Portfolio Turnover Rate	9.02[e]	4.33	20.40	32.27	35.83	14.74

Net Assets, end of period
($ x 1,000)	197,935	202,323	213,004	234,408	228,669	228,111

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.92% to 4.93%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class B Shares	(Unaudited)	2005	2004	2003	2002[a]	2001

Per Share Data ($):
Net asset value,
beginning of period	12.36	12.12	12.37	11.83	11.94	11.74
Investment Operations:
Investment income—net	.20[b]	.42[b]	.45[b]	.49[b]	.53[b]	.56
Net realized and unrealized
gain (loss) on investments	(.18)	.24	(.25)	.54	(.09)	.20
Total from Investment Operations	.02	.66	.20	1.03	.44	.76
Distributions:
Dividends from investment
income—net	(.20)	(.42)	(.45)	(.49)	(.53)	(.56)
Dividends from net realized
gain on investments	—	—	—	(.00)[c]	(.02)	(.00)[c]
Total Distributions	(.20)	(.42)	(.45)	(.49)	(.55)	(.56)
Net asset value, end of period	12.18	12.36	12.12	12.37	11.83	11.94

Total Return (%) [d]	.18[e]	5.49	1.61	8.86	3.75	6.60

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.43[f]	1.43	1.42	1.44	1.43	1.42
Ratio of net expenses
to average net assets	1.43[f]	1.43	1.42	1.44	1.43	1.42
Ratio of net investment income
to average net assets	3.27[f]	3.40	3.65	4.01	4.41	4.69
Portfolio Turnover Rate	9.02[e]	4.33	20.40	32.27	35.83	14.74

Net Assets, end of period
($ x 1,000)	32,660	37,811	50,140	57,892	52,833	47,095

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.39% to 4.41%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Annualized.
See notes to financial statements.

18

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class C Shares	(Unaudited)	2005	2004	2003	2002[a]	2001

Per Share Data ($):
Net asset value,
beginning of period	12.37	12.12	12.38	11.83	11.94	11.75
Investment Operations:
Investment income—net	.19[b]	.39[b]	.41[b]	.46[b]	.50[b]	.53
Net realized and unrealized
gain (loss) on investments	(.18)	.25	(.26)	.55	(.09)	.19
Total from Investment Operations	.01	.64	.15	1.01	.41	.72
Distributions:
Dividends from investment
income—net	(.19)	(.39)	(.41)	(.46)	(.50)	(.53)
Dividends from net realized
gain on investments	—	—	—	(.00)[c]	(.02)	(.00)[c]
Total Distributions	(.19)	(.39)	(.41)	(.46)	(.52)	(.53)
Net asset value, end of period	12.19	12.37	12.12	12.38	11.83	11.94

Total Return (%) [d]	.06[e]	5.31	1.26	8.66	3.48	6.23

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.68[f]	1.69	1.68	1.70	1.67	1.67
Ratio of net expenses
to average net assets	1.68[f]	1.69	1.68	1.70	1.67	1.67
Ratio of net investment income
to average net assets	3.02[f]	3.14	3.37	3.74	4.15	4.43
Portfolio Turnover Rate	9.02[e]	4.33	20.40	32.27	35.83	14.74

Net Assets, end of period
($ x 1,000)	5,139	5,650	6,185	6,128	4,194	3,264

[a] As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.13% to 4.15%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.

See notes to financial statements.
	The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers eleven series including the Maryland Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

20

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $10,257,479 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2005. If not applied, $519,666 of the carryover expires in fiscal 2010, $982,277 expires in fiscal 2011, $1,838,009 expires in fiscal 2012 and $6,917,527 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2005 was as follows: tax exempt income $9,783,321. The tax character of current year distributions will be determined at the end of the current fiscal year.

22

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2005, the Distributor retained $7,322 from commissions earned on sales of the fund’s Class A shares and $36,875 contingent deferred sales charges on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2005, Class B and Class C shares were charged $87,945 and $20,557, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2005, Class A, Class B and Class C shares were charged $254,321, $43,973 and $6,852, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2005, the fund was charged $55,592 pursuant to the transfer agency agreement.

During the period ended October 31, 2005, the fund was charged $1,851 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $110,735, Rule 12b-1 distribution plan fees $17,250, shareholder services plan fees $50,334 and chief compliance officer fees $1,239.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2005, amounted to $20,897,840 and $26,222,312, respectively.

At October 31, 2005, accumulated net unrealized appreciation on investments was $6,110,786, consisting of $7,735,169 gross unrealized appreciation and $1,624,383 gross unrealized depreciation.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Trust held on August 2 and

3, 2005, the Board considered the re-approval for an annual period of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

The Fund

25

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant emphasis on comparisons to a group of comparable funds and Lipper category averages, as applicable. The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund. The Board discussed the results of the comparisons for various periods ended June 30, 2005, and noted that the fund’s income performance was higher than the comparison group averages for the 3-, 5- and 10-year periods, but slightly lower for the 1-year period, and that the fund’s income performance was higher than the Lipper category averages for all reported periods.The Board members also noted that the fund’s total return was higher than the comparison group averages for the 1- and 3-year periods, but lower for the 5- and 10-year periods, and that the fund’s total return was higher than the Lipper category averages for the 1-, 3- and 10-year periods, but slightly lower for the 5-year period.The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios for the funds in the comparison group. The fund’s management fee was higher than the fund’s comparison group average.The Board noted that the fund’s total expense ratio was the same as the fund’s comparison group average, but was lower than the Lipper category average.

The Manager’s representatives noted that there were no other mutual funds managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund, and no institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such

26

expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

The Fund

27

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

At the conclusion of these discussions, each of the Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the Trust’s Management Agreement with respect to the fund. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with its management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Trust’s Management Agreement with respect to the fund was in the best interests of the fund and its shareholders.

28

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Maryland Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Dreyfus Premier State
Municipal Bond Fund,
Massachusetts Series

SEMIANNUAL REPORT October 31, 2005

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
29	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Massachusetts Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Massachusetts Series, covering the six-month period from May 1, 2005, through October 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, James Welch.

Although tax-exempt bond yields recently started creeping upward, they generally held much of their value during the reporting period, as long-term bond yield spreads remained relatively narrow compared to short-term bond yields — despite historical norms. Low inflation expectations among U.S. investors, improving fiscal conditions among many municipalities and robust investor demand appear to have helped longer-term municipal bond prices withstand the potentially eroding effects of rising short-term interest rates.

As the end of 2005 approaches, some economists have suggested that the U.S. economy may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board, coupled with the potential effects of higher fuel prices on consumer spending, may set the tone for the financial markets in 2006.As always, we encourage you to talk with your financial advisor about the investment strategies and specific portfolio allocations that may be appropriate for you.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

James Welch, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Massachusetts Series perform relative to its benchmark?

For the six-month period ended October 31, 2005, the fund achieved total returns of 0.25% for Class A shares, –0.02% for Class B shares, –0.13% for Class C shares and 0.33% for Class Z shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 0.59% for the same period.2 In addition, the fund is reported in the Lipper Massachusetts Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.12% for the reporting period.3

Low inflation expectations and robust investor demand helped municipal bonds withstand the potentially eroding effects of rising short-term interest rates during the reporting period.The fund generally produced returns that were in line with its Lipper category average. However, the fund underperformed the Index, which contains bonds from many states,not just Massachusetts,and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Massachusetts state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Massachusetts state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

Rising short-term interest rates represented one of the most significant influences on the fund’s performance. In its ongoing campaign to forestall inflationary pressures, the Federal Reserve Board (the “Fed”) raised the overnight federal funds rate from 2.75% at the start of the reporting period to 3.75% by the end. The Fed acted again on November 1, 2005, just one day after the reporting period’s close, hiking the federal funds rate to 4%.

Yields of municipal bonds with short maturities rose along with interest rates, eroding some of their value. However, unlike most previous credit tightening cycles, longer-term bonds remained remarkably resilient due to persistently low inflation and robust investor demand. As a result, yield differences between shorter- and longer-term bonds narrowed, supporting prices of securities at the longer end of the maturity spectrum.

Massachusetts enjoyed higher tax revenues in the recovering economy, enabling it to increase state aid to local municipalities and prompting one of the major bond rating agencies to upgrade its credit rating for the state’s uninsured general obligation bonds. However, the rising supply of newly issued Massachusetts bonds put downward pressure on their prices relative to the national market.

4

In this environment, the fund continued to enjoy competitive levels of income from its seasoned, core holdings. In addition, our emphasis on bonds with maturities in the 20- to 25-year range helped the fund participate more fully in strength within this part of the maturity spectrum. When making new purchases, we tended to focus on higher-quality, premium-priced bonds that historically have held more of their value during market setbacks.

What is the fund’s current strategy?

In response to stronger-than-expected economic data, the Fed recently signaled its intention to raise interest rates more than many analysts previously expected, and longer-term bond yields began to rise.Accordingly, we have maintained a generally defensive investment posture, including setting the fund’s sensitivity to interest-rate changes below industry averages. However, high energy prices and rising interest rates could dampen economic growth and cause inflation fears to ease, so we have maintained our emphasis on securities in the 20- to 25-year maturity range, where we believe volatility is likely to remain muted.

November 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided for Class Z shares reflects the absorption of certain expenses by
The Dreyfus Corporation pursuant to an agreement in effect until at least April 30, 2006. Had these expenses not been absorbed, the return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund

5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Massachusetts Series from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 4.64	$ 7.31	$ 8.36	$ 3.79
Ending value (after expenses)	$1,002.50	$999.80	$998.70	$1,003.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2005

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 4.69	$ 7.37	$ 8.44	$ 3.82
Ending value (after expenses)	$1,020.57	$1,017.90	$1,016.84	$1,021.42

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.45% for Class B, 1.66% for
Class C and .75% for Class Z; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments—96.5%	Amount ($)		Value ($)

Massachusetts—88.8%
Bellingham:
5%, 3/1/2017 (Insured; AMBAC)	1,945,000		2,059,483
5%, 3/1/2018 (Insured; AMBAC)	2,040,000		2,155,933
5%, 3/1/2019 (Insured; AMBAC)	2,140,000		2,259,926
5%, 3/1/2020 (Insured; AMBAC)	2,245,000		2,362,279
Boston 5.75%, 2/1/2010	3,945,000	[a]	4,301,904
Boston Industrial Development Financing Authority,
Sewer Facility Revenue
(Harbor Electric Energy Co. Project)
7.375%, 5/15/2015	1,970,000		1,975,674
Brookline 5.25%, 4/1/2020	3,860,000		4,125,143
Greater Lawrence Sanitation District
5.75%, 6/15/2010 (Insured; MBIA)	1,425,000	[a]	1,574,682
Holliston 5.25%, 4/1/2020 (Insured; MBIA)	1,655,000		1,777,520
Hopkinton:
5%, 9/1/2017	1,735,000		1,829,471
5%, 9/1/2018	1,735,000		1,824,821
5%, 9/1/2019	1,735,000		1,822,496
5%, 9/1/2020	1,735,000		1,820,605
Marblehead:
5%, 8/15/2023	1,835,000		1,928,750
5%, 8/15/2024	1,925,000		2,019,036
Massachusetts, Consolidated Loan:
5.125%, 3/1/2012 (Insured; FSA)	3,000,000	[a]	3,219,120
5.375%, 8/1/2012 (Insured; MBIA)	1,000,000	[a]	1,089,950
5%, 9/1/2025	3,125,000		3,259,219
Massachusetts Bay Transportation Authority:
Assessment Revenue:
5.25%, 7/1/2010	5,255,000	[a]	5,653,382
5.25%, 7/1/2030	1,495,000		1,579,617
(General Transportation Systems):
6.20%, 3/1/2016	2,055,000		2,367,648
7%, 3/1/2021	1,000,000		1,239,500
Sales Tax Revenue
5%, 7/1/2012	1,000,000	[a]	1,074,610
Massachusetts College Building Authority,
Project Revenue:
5.25%, 5/1/2020 (Insured; XLCA)	2,815,000		2,985,814
Zero Coupon, 5/1/2026 (Insured; MBIA)	5,385,000		2,040,592

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue:
(Assumption College)
6%, 3/1/2030 (Insured; Radian)	1,905,000	2,076,450
(Landmark School) 5.25%, 6/1/2029 (Insured; Radian)	1,100,000	1,118,964
(Massachusetts College of Pharmacy and
Allied Health Sciences Issue):
6.75%, 1/1/2010	2,000,000 [a]	2,272,580
6.35%, 7/1/2023	1,000,000	1,106,900
(Mount Holyoke College) 5.25%, 7/1/2031	5,000,000	5,207,000
(Neville Communities):
5.75%, 6/20/2022 (Collateralized; GNMA)	600,000	664,002
6%, 6/20/2044 (Collateralized; GNMA)	1,500,000	1,641,720
Resource Recovery (Ogden Haverhill Project)
5.50%, 12/1/2019	1,200,000	1,220,076
Massachusetts Educational Financing Authority,
Education Loan Revenue
5.85%, 7/1/2014 (Insured; AMBAC)	525,000	527,336
Massachusetts Health and Educational
Facilities Authority, Revenue:
(Community College Program)
5.25%, 10/1/2026 (Insured; AMBAC)	2,845,000	3,006,767
(Daughters of Charity)
6.10%, 7/1/2006	1,100,000 [a]	1,114,982
(Harvard University):
6%, 7/1/2010	2,500,000 [a]	2,787,500
5%, 7/15/2022	2,945,000	3,081,088
(Healthcare Systems—Covenant Health)
6%, 7/1/2022	5,100,000	5,473,728
(Lahey Clinic Medical Center Issue)
5%, 8/15/2023 (Insured; FGIC)	1,500,000	1,562,370
(Massachusetts Institute of Technology)
5.50%, 7/1/2032	2,160,000	2,495,189
(Medical Academic and Scientific
Community Organization Issue)
6.625%, 1/1/2015	2,500,000	2,580,450
(Milford-Whitinsville Hospital)
6.50%, 7/15/2023	2,250,000	2,432,857
(New England Medical Center Hospital)
5.375%, 5/15/2017 (Insured; FGIC)	1,950,000	2,093,032
(Partners Healthcare System):
6%, 7/1/2016	1,520,000	1,668,610
6%, 7/1/2017	1,145,000	1,261,515
5%, 7/1/2020	1,200,000	1,244,772
5.75%, 7/1/2032	1,350,000	1,469,758

8

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Health and Educational
Facilities Authority, Revenue (continued):
(Schepens Eye Research)
6.50%, 7/1/2028 (Insured; ACA)	2,105,000	2,314,048
(Simmons College)
5%, 10/1/2023 (Insured; FGIC)	1,000,000	1,042,420
(Springfield College)
5.125%, 10/15/2023 (Insured; Radian)	1,100,000	1,148,543
(Tufts University):
5.50%, 8/15/2017	1,700,000	1,906,244
5.50%, 8/15/2018	1,625,000	1,827,979
5.25%, 2/15/2030	2,000,000	2,077,860
(UMass Memorial Issue):
5.25%, 7/1/2025	1,585,000	1,629,047
5%, 7/1/2033	1,005,000	990,850
(Wheaton College):
5%, 7/1/2016	1,255,000	1,322,569
5%, 7/1/2018	1,375,000	1,438,882
5%, 7/1/2019	1,165,000	1,215,701
Massachusetts Housing Finance Agency:
Housing:
5%, 12/1/2026	1,250,000	1,260,800
5%, 6/1/2030	1,000,000	1,018,830
Housing Development
5.40%, 6/1/2020 (Insured; MBIA)	345,000	353,746
Housing Revenue:
5%, 12/1/2024	1,620,000	1,630,611
5.25%, 12/1/2033	2,000,000	2,040,640
Housing Revenue Rental Mortgage
6%, 1/1/2006 (Insured; AMBAC)	4,900,000 [a]	4,991,483
Massachusetts Industrial Finance Agency, Revenue:
(Phillips Academy)
5.375%, 9/1/2008	1,500,000 [a]	1,614,960
Resource Recovery (Ogden Haverhill Project)
5.60%, 12/1/2019	2,000,000	2,040,520
Water Treatment (American Hingham)
6.95%, 12/1/2035	2,790,000	2,896,243
Massachusetts Water Pollution Abatement Trust:
5.625%, 2/1/2007	4,870,000 [a]	5,069,183
(Pool Program):
5.375%, 8/1/2009	1,710,000 [a]	1,841,379
5%, 8/1/2012	980,000 [a]	1,046,493

	The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

Massachusetts (continued)
Massachusetts Water Pollution Abatement Trust (continued):
(Pool Program) (continued):
5%, 8/1/2016	20,000		21,112
5%, 8/1/2021	1,000,000	[b]	1,056,430
5.375%, 8/1/2027	3,065,000		3,257,574
4.50%, 8/1/2035	2,000,000	[b]	1,934,580
Massachusetts Water Resources Authority:
5.20%, 8/1/2011 (Insured; MBIA)	1,000,000	[a]	1,083,040
5.25%, 8/1/2026 (Insured; MBIA)	2,000,000		2,166,960
5%, 8/1/2029 (Insured; MBIA)	2,000,000		2,085,700
Medford 5%, 3/15/2019 (Insured; AMBAC)	1,155,000		1,219,853
Narragansett Regional School District
6.50%, 6/1/2016 (Insured; AMBAC)	1,205,000		1,371,206
New England Educational Loan Marketing Corp.,
Student Loan Revenue 6.90%, 11/1/2009	1,000,000		1,048,670
Northampton (School Project Loan Act of 1948)
5.75%, 5/15/2006 (Insured; MBIA)	1,520,000	[a]	1,572,638
Pittsfield 5.125%, 4/15/2022 (Insured; MBIA)	1,500,000		1,593,735
Route 3 North Transportion Improvement
Association, LR 5.75%, 6/15/2010 (Insured; MBIA)	1,000,000	[a]	1,096,510
Sandwich
5%, 7/15/2020 (Insured; MBIA)	1,295,000		1,384,925
Triton Regional School District:
5.25%, 4/1/2019 (Insured; FGIC)	1,420,000		1,534,083
5.25%, 4/1/2020 (Insured; FGIC)	1,420,000		1,523,546
Westfield 6.50%, 5/1/2010 (Insured; FGIC)	1,750,000	[a]	1,984,780
Woods Hole, Martha’s Vineyard and Nantucket
Steamship Authority 5%, 3/1/2019	4,070,000		4,307,769
U.S. Related—7.7%
Children’s Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds:
5.375%, 5/15/2033	2,080,000		2,143,461
Zero Coupon, 5/15/2050	10,000,000		615,600
Commonwealth of Puerto Rico,
Public Improvement 5.25%, 7/1/2017 (Insured; XLCA)	1,460,000		1,602,292
Puerto Rico Electric Power Authority, Power
Revenue 5.125%, 7/1/2026 (Insured; FSA)	1,000,000		1,051,940

10

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

U.S. Related (continued)
Puerto Rico Highway and Transportation Authority,
Transportation Revenue:
5.50%, 7/1/2014	1,000,000	[a]	1,114,700
5.75%, 7/1/2019 (Insured; CIFG)	2,000,000		2,245,860
5.75%, 7/1/2020 (Insured; CIFG)	2,000,000		2,244,440
Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue
Zero Coupon, 7/1/2035 (Insured; AMBAC)	4,780,000		1,107,956
Puerto Rico Public Buildings Authority,
Guaranteed Government Facilities Revenue:
6.25%, 7/1/2015 (Insured; AMBAC)	1,100,000		1,297,219
5.75%, 7/1/2022	1,900,000		2,163,017
Total Long-Term Investments
(cost $185,890,875)			195,003,448

Short-Term Municipal Investments—3.4%

Massachusetts;
Massachusetts Health and Educational Facilities Authority
Revenue:
(Capital Asset Program Issue):
2.65% (Insured; MBIA and Liquidity Facility;
State Street Bank and Trust Co.)	1,820,000	[c]	1,820,000
2.70% (Insured; MBIA and Liquidity Facility;
State Street Bank and Trust Co.)	400,000	[c]	400,000
2.70% (LOC; Bank of America)	2,100,000	[c]	2,100,000
(Partners HealthCare System) 2.68%	1,600,000	[c]	1,600,000
Massachusetts Water Resources Authority,
Multi-Modal Subordinated General Revenue
2.70% (LOC; Landesbank Hessen-Thuringen Girozentrale)	925,000	[c]	925,000
Total Short-Term Investments
(cost $6,845,000)			6,845,000

Total Investments (cost $192,735,875)	99.9%		201,848,448

Cash and Receivables (Net)	.1%		212,323

Net Assets	100.0%		202,060,771

The Fund

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	GIC	Guaranteed Investment Contract
AGC	ACE Guaranty Corporation	GNMA	Government National Mortgage
AGIC	Asset Guaranty Insurance Company		Association
AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	HR	Hospital Revenue
ARRN	Adjustable Rate Receipt Notes	IDB	Industrial Development Board
BAN	Bond Anticipation Notes	IDC	Industrial Development Corporation
BIGI	Bond Investors Guaranty Insurance	IDR	Industrial Development Revenue
BPA	Bond Purchase Agreement	LOC	Letter of Credit
CGIC	Capital Guaranty Insurance	LOR	Limited Obligation Revenue
	Company	LR	Lease Revenue
CIC	Continental Insurance Company	MBIA	Municipal Bond Investors Assurance
CIFG	CDC Ixis Financial Guaranty		Insurance Corporation
CMAC	Capital Market Assurance	MFHR	Multi-Family Housing Revenue
	Corporation	MFMR	Multi-Family Mortgage Revenue
COP	Certificate of Participation	PCR	Pollution Control Revenue
CP	Commercial Paper	RAC	Revenue Anticipation Certificates
EDR	Economic Development Revenue	RAN	Revenue Anticipation Notes
EIR	Environmental Improvement	RAW	Revenue Anticipation Warrants
	Revenue	RRR	Resources Recovery Revenue
FGIC	Financial Guaranty Insurance	SAAN	State Aid Anticipation Notes
	Company	SBPA	Standby Bond Purchase Agreement
FHA	Federal Housing Administration	SFHR	Single Family Housing Revenue
FHLB	Federal Home Loan Bank	SFMR	Single Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage	SONYMA	State of New York Mortgage Agency
	Corporation	SWDR	Solid Waste Disposal Revenue
FNMA	Federal National Mortgage	TAN	Tax Anticipation Notes
	Association	TAW	Tax Anticipation Warrants
FSA	Financial Security Assurance	TRAN	Tax and Revenue Anticipation Notes
GAN	Grant Anticipation Notes	XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or Standard & Poor’s	Value (%) †

AAA	AAA	AAA	52.9
AA	Aa	AA	27.0
A	A	A	9.1
BBB	Baa	BBB	7.6
F1	MIG1/P1	SP1/A1	3.4
			100.0

†	Based on total investments.
[a]	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on
	the municipal issue and to retire the bonds in full at the earliest refunding date.
[b]	Purchased on a delayed delivery basis.
[c]	Securities payable on demand.Variable interest rate—subject to periodic change.
See notes to financial statements.

The Fund

13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			192,735,875	201,848,448
Cash				746,789
Interest receivable				2,777,685
Receivable for shares of Beneficial Interest subscribed				3,638
Prepaid expenses				20,100
				205,396,660

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				110,682
Payable for investment securities purchased				2,989,860
Payable for shares of Beneficial Interest redeemed				191,555
Accrued expenses				43,792
				3,335,889

Net Assets ($)				202,060,771

Composition of Net Assets ($):
Paid-in capital				192,513,637
Accumulated undistributed investment income—net				35,014
Accumulated net realized gain (loss) on investments				399,547
Accumulated net unrealized appreciation
(depreciation) on investments				9,112,573

Net Assets ($)				202,060,771

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	48,910,773	5,880,616	4,269,997	142,999,385
Shares Outstanding	4,191,563	504,504	365,649	12,255,934

Net Asset Value Per Share ($)	11.67	11.66	11.68	11.67

See notes to financial statements.
14

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	5,009,357
Expenses:
Management fee—Note 3(a)	575,487
Shareholder servicing costs—Note 3(c)	222,739
Distribution fees—Note 3(b)	31,604
Registration fees	13,314
Professional fees	11,911
Custodian fees	9,215
Prospectus and shareholders’ reports	8,412
Loan commitment fees—Note 2	889
Trustees’ fees and expenses—Note 3(d)	578
Miscellaneous	15,708
Total Expenses	889,857
Less—reduction in expenses
due to undertaking—Note 3(a)	(13,058)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(2,542)
Net Expenses	874,257
Investment Income—Net	4,135,100

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	129,146
Net unrealized appreciation (depreciation) on investments
(including $53,591 net unrealized appreciation on financial futures)	(3,659,284)
Net Realized and Unrealized Gain (Loss) on Investments	(3,530,138)
Net Increase in Net Assets Resulting from Operations	604,962

See notes to financial statements.

The Fund

15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Operations ($):
Investment income—net	4,135,100	5,516,932
Net realized gain (loss) on investments	129,146	539,565
Net unrealized appreciation
(depreciation) on investments	(3,659,284)	1,495,076
Net Increase (Decrease) in Net Assets
Resulting from Operations	604,962	7,551,573

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(997,879)	(2,010,462)
Class B shares	(102,590)	(224,320)
Class C shares	(67,565)	(120,989)
Class Z shares	(2,961,760)	(3,139,198)
Net realized gain on investments:
Class A shares	—	(83,683)
Class B shares	—	(10,821)
Class C shares	—	(6,855)
Class Z shares	—	(239,592)
Total Dividends	(4,129,794)	(5,835,920)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	3,380,270	5,067,753
Class B shares	113,172	501,762
Class C shares	290,076	1,876,976
Class Z shares	3,285,230	3,310,156
Net assets received in connection
with reorganization—Note 1	—	150,399,659
Dividends reinvested:
Class A shares	654,130	1,317,806
Class B shares	56,623	130,227
Class C shares	43,991	79,336
Class Z shares	2,176,371	2,503,897
Cost of shares redeemed:
Class A shares	(6,145,276)	(6,702,360)
Class B shares	(426,452)	(1,581,552)
Class C shares	(203,284)	(1,523,104)
Class Z shares	(7,314,682)	(8,714,923)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(4,089,831)	146,665,633
Total Increase (Decrease) in Net Assets	(7,614,663)	148,381,286

Net Assets ($):
Beginning of Period	209,675,434	61,294,148
End of Period	202,060,771	209,675,434
Undistributed investment income—net	35,014	—

16

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Capital Share Transactions:
Class A [a]
Shares sold	284,652	432,376
Shares issued for dividends reinvested	55,162	112,320
Shares redeemed	(518,632)	(574,624)
Net Increase (Decrease) in Shares Outstanding	(178,818)	(29,928)

Class B [a]
Shares sold	9,578	42,890
Shares issued for dividends reinvested	4,780	11,111
Shares redeemed	(35,992)	(135,865)
Net Increase (Decrease) in Shares Outstanding	(21,634)	(81,864)

Class C
Shares sold	24,423	158,476
Shares issued for dividends reinvested	3,708	6,754
Shares redeemed	(17,144)	(130,171)
Net Increase (Decrease) in Shares Outstanding	10,987	35,059

Class Z
Shares sold	277,236	277,772
Shares issued in connection
with reorganization—Note 1	—	12,659,904
Shares issued for dividends reinvested	183,575	211,941
Shares redeemed	(616,912)	(737,582)
Net Increase (Decrease) in Shares Outstanding	(156,101)	12,412,035

[a]	During the period ended October 31, 2005, 18,378 Class B shares representing $218,039, were automatically converted to 18,360 Class A shares and during the period ended April 30, 2005, 48,731 Class B shares representing $570,850 were automatically converted to 48,677 Class A shares.
See notes to financial statements.

The Fund

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class A Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	11.87	11.50	11.80	11.30	11.14	10.69
Investment Operations:
Investment income—net	.23[b]	.46[b]	.46[b]	.50[b]	.53[b]	.56
Net realized and unrealized
gain (loss) on investments	(.20)	.39	(.21)	.50	.16	.45
Total from Investment Operations	.03	.85	.25	1.00	.69	1.01
Distributions:
Dividends from
investment income—net	(.23)	(.46)	(.46)	(.50)	(.53)	(.56)
Dividends from net realized
gain on investments	—	(.02)	(.09)	—	—	—
Total Distributions	(.23)	(.48)	(.55)	(.50)	(.53)	(.56)
Net asset value, end of period	11.67	11.87	11.50	11.80	11.30	11.14

Total Return (%) [c]	.25[d]	7.54	2.15	9.04	6.25	9.63

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92[e]	.97	.99	.98	.97	.96
Ratio of net expenses
to average net assets	.92[e]	.97	.99	.98	.97	.96
Ratio of net investment income
to average net assets	3.87[e]	3.96	3.94	4.35	4.66	5.09
Portfolio Turnover Rate	17.02[d]	43.92	46.61	70.83	58.32	51.41

Net Assets, end of period
($ x 1,000)	48,911	51,884	50,624	56,826	51,756	51,557

[a] As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.64% to 4.66%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.
18

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class B Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	11.86	11.50	11.80	11.29	11.14	10.68
Investment Operations:
Investment income—net	.20[b]	.40[b]	.40[b]	.44[b]	.46[b]	.50
Net realized and unrealized
gain (loss) on investments	(.20)	.38	(.21)	.51	.16	.46
Total from Investment Operations	.00	.78	.19	.95	.62	.96
Distributions:
Dividends from
investment income—net	(.20)	(.40)	(.40)	(.44)	(.47)	(.50)
Dividends from net realized
gain on investments	—	(.02)	(.09)	—	—	—
Total Distributions	(.20)	(.42)	(.49)	(.44)	(.47)	(.50)
Net asset value, end of period	11.66	11.86	11.50	11.80	11.29	11.14

Total Return (%) [c]	(.02)[d]	6.89	1.62	8.58	5.61	9.18

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.45[e]	1.49	1.51	1.48	1.48	1.48
Ratio of net expenses
to average net assets	1.45[e]	1.49	1.51	1.48	1.48	1.48
Ratio of net investment income
to average net assets	3.34[e]	3.44	3.41	3.80	4.13	4.57
Portfolio Turnover Rate	17.02[d]	43.92	46.61	70.83	58.32	51.41

Net Assets, end of period
($ x 1,000)	5,881	6,239	6,990	6,944	4,611	4,566

[a] As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.12% to 4.13%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.
	The Fund	19

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class C Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	11.88	11.51	11.82	11.31	11.15	10.70
Investment Operations:
Investment income—net	.19[b]	.37[b]	.38[b]	.41[b]	.42[b]	.46
Net realized and unrealized
gain (loss) on investments	(.20)	.39	(.23)	.52	.17	.45
Total from Investment Operations	(.01)	.76	.15	.93	.59	.91
Distributions:
Dividends from
investment income—net	(.19)	(.37)	(.37)	(.42)	(.43)	(.46)
Dividends from net realized
gain on investments	—	(.02)	(.09)	—	—	—
Total Distributions	(.19)	(.39)	(.46)	(.42)	(.43)	(.46)
Net asset value, end of period	11.68	11.88	11.51	11.82	11.31	11.15

Total Return (%) [c]	(.13)[d]	6.74	1.29	8.31	5.39	8.65

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66[e]	1.72	1.74	1.71	1.72	1.79
Ratio of net expenses
to average net assets	1.66[e]	1.71	1.74	1.71	1.72	1.79
Ratio of net investment income
to average net assets	3.13[e]	3.20	3.15	3.50	3.81	4.18
Portfolio Turnover Rate	17.02[d]	43.92	46.61	70.83	58.32	51.41

Net Assets, end of period
($ x 1,000)	4,270	4,214	3,680	2,532	725	373

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.79% to 3.81%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.
20

	Six Months Ended
	October 31, 2005	Year Ended
Class Z Shares	(Unaudited)	April 30, 2005 [a]

Per Share Data ($):
Net asset value, beginning of period	11.87	11.88
Investment Operations:
Investment income—net [b]	.24	.25
Net realized and unrealized
gain (loss) on investments	(.20)	.01
Total from Investment Operations	.04	.26
Distributions:
Dividends from investment income—net	(.24)	(.25)
Dividends from net realized gain on investments	—	(.02)
Total Distributions	(.24)	(.27)
Net asset value, end of period	11.67	11.87

Total Return (%) [c]	.33	2.23

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [d]	.77	.77
Ratio of net expenses to average net assets [d]	.75	.76
Ratio of net investment income
to average net assets [d]	4.03	4.07
Portfolio Turnover Rate [c]	17.02	43.92

Net Assets, end of period ($ x 1,000)	142,999	147,338

[a]	From October 14, 2004 (commencement of initial offering) to April 30, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Massachusetts Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

As of the close of business on October 20, 2004, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to the liabilities, of Dreyfus Massachusetts Tax Exempt Bond Fund were transferred to the fund. Shareholders of Dreyfus Massachusetts Tax Exempt Bond Fund received Class Z shares of the fund, in an amount equal to the aggregate net asset value of their investment in Dreyfus Massachusetts Tax Exempt Bond Fund at the time of the exchange.The net asset value of the fund’s Class Z shares at the close of business on October 20, 2004, after the reorganization, was $11.88 per share and a total of 12,659,904 Class Z shares representing net assets of $150,399,659 (including $9,309,082 net unrealized appreciation on investments) were issued to Dreyfus Massachusetts Tax Exempt Bond Fund’s shareholders, in the exchange. The exchange was a tax-free event to shareholders.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically con-

22

vert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of Dreyfus Massachusetts Tax Exempt Bond Fund as a result of the reorganization of such fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

24

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2005, was as follows: tax exempt income $5,494,969, ordinary income $72,793 and long term capital gain $268,158, respectively. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed to waive receipt of its fees and/or assume the fund’s expenses, until at least April 30, 2006, so that, the total annual operating expenses of the fund’s Class Z shares (exclusive of taxes, brokerage com-

The Fund

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

missions, interest, commitment fees on borrowings and extraordinary expenses) do not exceed .78%.The reduction in expenses, pursuant to the undertaking, amounted to $13,058, during the period ended October 31, 2005.

During the period ended October 31, 2005, the Distributor retained $3,310 from commissions earned on sales of the fund’s Class A shares and $5,470 and $196 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2005, Class B and Class C shares were charged $15,370 and $16,234, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2005, Class A, Class B and Class C shares were charged $64,621, $7,685, and $5,418, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services

26

relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2005, Class Z shares were charged $84,690 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2005, the fund was charged $42,463 pursuant to the transfer agency agreement.

During the period ended October 31, 2005, the fund was charged $1,851 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $94,738, Rule 12b-1 distribution plan fees $5,243, shareholders services plan fees $9,462 and chief compliance officer fees $1,239.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A .10% redemption fee is charged and retained by the fund on certain Class Z shares redeemed within thirty days of their issuance.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2005, amounted to $35,128,608 and $42,065,234, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading.Typically, variation margin

The Fund

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At October 31, 2005, there were no financial futures contracts outstanding.

At October 31, 2005, accumulated net unrealized appreciation on investments was $9,112,573, consisting of $9,517,279 gross unrealized appreciation and $404,706 gross unrealized depreciation.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on August 2 and 3, 2005, the Board considered the re-approval for an annual period of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

The Fund

29

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant emphasis on comparisons to a group of comparable funds and Lipper category averages, as applicable. The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund.The Board discussed the results of the comparisons for various periods ended June 30, 2005, and noted that the fund’s income performance was lower than the comparison group averages, but higher than the Lipper category averages, for the 1-, 3-, 5- and 10-year periods. The Board members also noted that the fund’s total return was higher than the comparison group averages for the 1-, 3-, and 5-year periods but slightly lower for the 10-year period, and that the fund’s total return was higher than the Lipper category averages for all reported periods. The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios for the funds in the comparison group. The fund’s management fee was slightly higher than the fund’s comparison group average.The Board noted that the fund’s total expense ratio was higher than the fund’s comparison group average, but was lower than the Lipper category average.

Representatives of the Manager noted that there were no other mutual funds managed by the Manager or its affiliates with similar investment objectives, policies, and strategies, as the fund and no institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of,

30

individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board noted that the fund’s assets had increased recently as the result of a merger of another fund into the fund, but that the fund’s asset level was not to a point where economies of scale were accruing to the Manager in connection with its management of the fund. The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

The Fund

31

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

At the conclusion of these discussions, each of the Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the Trust’s Management Agreement with respect to the fund. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Trust’s Management Agreement with respect to the fund was in the best interests of the fund and its shareholders.

32

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Massachusetts Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Dreyfus Premier State
Municipal Bond Fund,
Michigan Series

SEMIANNUAL REPORT October 31, 2005

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
24	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Michigan Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Michigan Series, covering the six-month period from May 1, 2005, through October 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager,W. Michael Petty.

Although tax-exempt bond yields recently started creeping upward, they generally held much of their value during the reporting period, as long-term bond yield spreads remained relatively narrow compared to short-term bond yields — despite historical norms. Low inflation expectations among U.S. investors, improving fiscal conditions among many municipalities and robust investor demand appear to have helped longer-term municipal bond prices withstand the potentially eroding effects of rising short-term interest rates.

As the end of 2005 approaches, some economists have suggested that the U.S. economy may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board, coupled with the potential effects of higher fuel prices on consumer spending, may set the tone for the financial markets in 2006.As always, we encourage you to talk with your financial advisor about the investment strategies and specific portfolio allocations that may be appropriate for you.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

W. Michael Petty, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Michigan Series perform relative to its benchmark?

For the six-month period ended October 31, 2005, the fund achieved total returns of 0.85% for Class A shares, 0.52% for Class B shares and 0.48% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 0.59% for the same period.2 In addition,the fund is reported in the Lipper Michigan Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.28% for the reporting period.3

We attribute the fund’s performance to the resiliency of longer-term bond prices in a rising interest-rate environment, which we attribute to low inflation expectations and robust investor demand. The fund’s Class A shares produced a higher return than the benchmark and Lipper category average, primarily due to relatively strong income from its seasoned, core holdings.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Michigan state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Michigan state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The fund was influenced during the reporting period by higher short-term interest rates and low inflation in a moderately growing U.S. economy.As part of its ongoing credit tightening campaign, the Federal Reserve Board (the “Fed”) increased the overnight federal funds rate four times during the reporting period, driving it from 2.75% to 3.75% . On November 1, just one day after the reporting period’s close, the Fed acted again, hiking the federal funds rate to 4%. Contrary to historical norms, however, yields of longer-term bonds failed to rise along with interest rates for most of the reporting period, partly due to persistently low inflation expectations among investors. As a result, prices of longer-term municipal bonds held up remarkably well as yield differences between shorter- and longer-term securities narrowed.

In addition, municipal bonds benefited from robust investor demand, including purchases by hedge funds, insurance companies and other “non-traditional” investors attracted by the market’s generous after-tax returns. However, the beneficial effects of these national supply-and-demand dynamics were offset by fiscal concerns in Michigan, where poor business conditions for automobile manufacturers and auto parts suppliers may lead to lower tax receipts amid possible layoffs, plant closures and reduced benefits.

4

The fund continued to receive attractive levels of current income from its core holdings of seasoned municipal bonds, most of which were purchased during a market environment offering higher yields than are available today. In addition, the fund’s returns were supported by its relatively light exposure to shorter-term securities; instead, we focused on bonds with maturities of 20 years or more. Finally, the fund’s higher-yielding holdings, including tax-exempt bonds backed by health care facilities, made relatively strong contributions to the fund’s performance.

What is the fund’s current strategy?

In the wake of stronger-than-expected economic data, the Fed recently signaled its intention to raise short-term interest rates higher than many analysts previously expected, and longer-term bond yields began to rise. This suggests to us that returns from municipal bonds over the foreseeable future are likely to be derived primarily from income. Accordingly, we have maintained a relatively cautious investment posture, including a focus on income-oriented, premium-priced securities that historically have held more of their value during market setbacks.

November 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Michigan residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund

5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Michigan Series from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.96	$ 7.68	$ 8.59
Ending value (after expenses)	$1,008.50	$1,005.20	$1,004.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2005

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.99	$ 7.73	$ 8.64
Ending value (after expenses)	$1,020.27	$1,017.54	$1,016.64

† Expenses are equal to the fund’s annualized expense ratio of .98% for Class A, 1.52% for Class B and 1.70%
for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments—97.7%	Amount ($)		Value ($)

Michigan—97.1%
Allegan Hospital Finance Authority, HR
(Allegan General Hospital):
6.875%, 11/15/2017	4,460,000		4,725,058
7%, 11/15/2021	800,000		848,112
Anchor Bay School District, Building and Site
6%, 5/1/2009 (Insured; FGIC)	1,500,000	[a]	1,626,390
Brighton Area School District:
Zero Coupon, 5/1/2014 (Insured; AMBAC)	8,000,000		5,578,400
Zero Coupon, 5/1/2020 (Insured; AMBAC)	3,900,000		1,985,646
Charyl Stockwell Academy, COP
5.75%, 10/1/2025	1,065,000		1,055,596
Detroit, Water Supply Systems Revenue:
5.75%, 7/1/2011 (Insured; FGIC)	4,000,000	[a]	4,462,120
5%, 7/1/2034 (Insured; MBIA)	3,650,000		3,746,761
Detroit City School District:
5.125%, 5/1/2012 (Insured; FSA)	1,000,000	[a]	1,079,150
School Building and Site Improvement
6%, 5/1/2020 (Insured, FGIC)	1,000,000		1,181,420
Detroit Community High School,
Public School Academy Revenue:
5.65%, 11/1/2025	1,200,000		1,182,348
5.75%, 11/1/2035	1,215,000		1,193,701
Dickinson County Healthcare System, HR:
5.50%, 11/1/2013 (Insured; ACA)	2,515,000		2,657,927
5.70%, 11/1/2018 (Insured; ACA)	1,800,000		1,898,262
Fitzgerald Public School District, School Building
and Site 5%, 5/1/2020 (Insured; AMBAC)	2,000,000		2,104,340
Fowlerville Community Schools School District
5.60%, 5/1/2007 (Insured; MBIA)	2,995,000	[a]	3,103,689
Grand Valley State University, Revenue
5.25%, 12/1/2010 (Insured; FGIC)	3,000,000	[a]	3,238,380
Huron Valley School District
Zero Coupon, 5/1/2018 (Insured; FGIC)	6,270,000		3,541,233
Kalamazoo Hospital Finance Authority,
Hospital Facilities Revenue (Borgess Medical Center)
6.25%, 6/1/2014 (Insured; FGIC)	2,000,000		2,321,760
Kent Hospital Finance Authority, Revenue
(Metropolitan Hospital Project) 6.25%, 7/1/2040	2,000,000		2,156,220
Michigan Building Authority, Revenue
(Facilities Program) 5.50%, 10/15/2018	5,000,000		5,447,750

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Michigan (continued)
Michigan Higher Educational Facilities Authority, LOR
(Hillsdale College Project) 5%, 3/1/2035	1,200,000	1,210,500
Michigan Hospital Finance Authority, HR:
(Detroit Medical Center) 8.125%, 8/15/2012	75,000	75,112
(Henry Ford Health System)
5.625%, 3/1/2017	1,000,000	1,071,220
(Sparrow Obligated Group)
5%, 11/15/2036 (Insured; MBIA)	2,000,000	2,045,820
(Trinity Healtheast)
6%, 12/1/2027 (Insured; AMBAC)	3,500,000	3,873,450
Michigan Housing Representatives, COP
Zero Coupon, 8/15/2022 (Insured; AMBAC)	5,075,000	2,284,917
Michigan Municipal Bond Authority, Clean Water
Revolving Fund Revenue 7.727%, 10/1/2021	5,100,000 [b,c]	5,965,470
Michigan Strategic Fund, LOR:
(Detroit Education Exempt Facilities)
5.25%, 12/15/2032 (Insured; XLCA)	1,250,000	1,298,800
(NSF International Project):
5.125%, 8/1/2019	700,000	721,609
5.25%, 8/1/2026	1,000,000	1,020,650
SWDR (Genesee Power Station Project)
7.50%, 1/1/2021	2,600,000	2,583,126
Monroe County Economic Development Corp, LOR
(Detroit Edison Co. Project)
6.95%, 9/1/2022 (Insured; FGIC)	2,000,000	2,575,840
Northville, Special Assessment (Wayne County)
7.875%, 1/1/2006	15,000	15,059
Pontiac Tax Increment Finance Authority, Revenue
6.375%, 6/1/2031	3,170,000	3,383,246
Redford University School District
5.50%, 5/1/2015 (Insured; AMBAC)	1,260,000	1,404,157
Romulus Economic Development Corp,
Limited Obligation EDR (Romulus HIR Limited
Partnership Project) 7%, 11/1/2015
(Insured; ITT Lyndon Property Insurance Co.)	3,700,000	4,476,556

8

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Michigan (continued)
Sterling Heights, Judgment Funding:
5.375%, 10/1/2017 (Insured; FGIC)	1,000,000	1,062,210
5.375%, 10/1/2018 (Insured; FGIC)	2,030,000	2,156,286
Stockbridge Community Schools
5.50%, 5/1/2010	600,000 [a]	650,028
Sturgis Public School District, School Building
and Site 5.625%, 5/1/2010	5,085,000 [a]	5,535,277
Summit Academy North,
Public School Academy Revenue
5.50%, 11/1/2035	1,500,000	1,456,065
Wayne County Airport Authority, Revenue (Detroit
Metropolitan Wayne County Airport)
5.25%, 12/1/2025 (Insured; MBIA)	2,500,000	2,618,525
Wyandotte, Electric Revenue:
5.375%, 10/1/2016 (Insured; MBIA)	1,870,000	1,986,202
5.375%, 10/1/2017 (Insured; MBIA)	2,000,000	2,122,000
U.S. Related—.6%
Children’s Trust Fund of Puerto Rico,
Tobacco Settlement Revenue Assets
Backed Bonds Zero Coupon, 5/15/2050	11,000,000	677,160
Total Long-Term Municipal Investments
(cost $100,474,626)		107,403,548

Short-Term Municipal Investment—.9%

Michigan;
Board of Trustees of Michigan State University,
General Revenue 2.69% (LOC; Liquidity
Facility; Dexia Credit Local)
(cost $1,000,000)	1,000,000 [d]	1,000,000

Total Investments (cost $101,474,626)	98.6%	108,403,548
Cash and Receivables (Net)	1.4%	1,478,444
Net Assets	100.0%	109,881,992

The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	GNMA	Government National Mortgage
AGC	ACE Guaranty Corporation		Association
AGIC	Asset Guaranty Insurance Company	GO	General Obligation
AMBAC	American Municipal Bond	HR	Hospital Revenue
	Assurance Corporation	IDB	Industrial Development Board
ARRN	Adjustable Rate Receipt Notes	IDC	Industrial Development
BAN	Bond Anticipation Notes		Corporation
BIGI	Bond Investors Guaranty	IDR	Industrial Development Revenue
	Insurance	LOC	Letter of Credit
BPA	Bond Purchase Agreement	LOR	Limited Obligation Revenue
CGIC	Capital Guaranty Insurance	LR	Lease Revenue
	Company	MBIA	Municipal Bond Investors Assurance
CIC	Continental Insurance Company		Insurance Corporation
CIFG	CDC Ixis Financial Guaranty	MFHR	Multi-Family Housing Revenue
CMAC	Capital Market Assurance	MFMR	Multi-Family Mortgage Revenue
	Corporation	PCR	Pollution Control Revenue
COP	Certificate of Participation	RAC	Revenue Anticipation Certificates
CP	Commercial Paper	RAN	Revenue Anticipation Notes
EDR	Economic Development Revenue	RAW	Revenue Anticipation Warrants
EIR	Environmental Improvement	RRR	Resources Recovery Revenue
	Revenue	SAAN	State Aid Anticipation Notes
FGIC	Financial Guaranty Insurance	SBPA	Standby Bond Purchase
	Company		Agreement
FHA	Federal Housing Administration	SFHR	Single Family Housing Revenue
FHLB	Federal Home Loan Bank	SFMR	Single Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage	SONYMA	State of New York Mortgage
	Corporation		Agency
FNMA	Federal National Mortgage	SWDR	Solid Waste Disposal Revenue
	Association	TAN	Tax Anticipation Notes
FSA	Financial Security Assurance	TAW	Tax Anticipation Warrants
GAN	Grant Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
GIC	Guaranteed Investment Contract	XLCA	XL Capital Assurance

10

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

AAA	Aaa	AAA	58.5
AA	Aa	AA	10.8
A	A	A	7.9
BBB	Baa	BBB	5.7
BB	Ba	BB	3.6
F1	MIG1/P1	SP1/A1	.9
Not Rated [e]	Not Rated [e]	Not Rated [e]	12.6
			100.0

†	Based on total investments.
[a]	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on
	the municipal issue and to retire the bonds in full at the earliest refunding date.
[b]	Inverse floater security—the interest rate is subject to change periodically.
[c]	Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, this security
	amounted to $5,965,470 or 5.4% of net assets.
[d]	Securities payable on demand.Variable interest rate—subject to periodic change.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund

11

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		101,474,626	108,403,548
Interest receivable			1,922,707
Receivable for shares of Beneficial Interest subscribed			4,822
Prepaid expenses			9,484
			110,340,561

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			91,273
Cash overdraft due to Custodian			172,206
Payable for shares of Beneficial Interest redeemed			159,628
Accrued expenses			35,462
			458,569

Net Assets ($)			109,881,992

Composition of Net Assets ($):
Paid-in capital			103,417,533
Accumulated undistributed investment income—net			2,697
Accumulated net realized gain (loss) on investments			(467,160)
Accumulated net unrealized appreciation
(depreciation) on investments			6,928,922

Net Assets ($)			109,881,992

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	99,707,755	4,586,964	5,587,273
Shares Outstanding	6,605,250	303,925	370,034

Net Asset Value Per Share ($)	15.10	15.09	15.10

See notes to financial statements.
12

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	2,865,307
Expenses:
Management fee—Note 3(a)	314,061
Shareholder servicing costs—Note 3(c)	200,795
Distribution fees—Note 3(b)	35,150
Professional fees	17,131
Registration fees	10,216
Prospectus and shareholders’ reports	7,671
Custodian fees	7,364
Trustees’ fees and expenses—Note 3(d)	1,349
Loan commitment fees—Note 2	490
Miscellaneous	7,283
Total Expenses	601,510
Less—reduction in custody fees due
to earnings credits—Note 1(b)	(6,184)
Net Expenses	595,326
Investment Income—Net	2,269,981

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	219,594
Net unrealized appreciation (depreciation) on investments	(1,547,675)
Net Realized and Unrealized Gain (Loss) on Investments	(1,328,081)
Net Increase in Net Assets Resulting from Operations	941,900

See notes to financial statements.

The Fund

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Operations ($):
Investment income—net	2,269,981	4,959,049
Net realized gain (loss) on investments	219,594	1,340,856
Net unrealized appreciation
(depreciation) on investments	(1,547,675)	1,141,098
Net Increase (Decrease) in Net Assets
Resulting from Operations	941,900	7,441,003

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,077,754)	(4,461,255)
Class B shares	(98,778)	(285,790)
Class C shares	(93,093)	(210,878)
Total Dividends	(2,269,625)	(4,957,923)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	2,144,701	5,300,452
Class B shares	16,181	202,099
Class C shares	328,704	940,735
Dividends reinvested:
Class A shares	1,249,502	2,687,320
Class B shares	44,155	114,197
Class C shares	55,346	127,926
Cost of shares redeemed:
Class A shares	(4,729,076)	(12,486,747)
Class B shares	(1,535,691)	(3,720,481)
Class C shares	(317,043)	(2,477,968)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(2,743,221)	(9,312,467)
Total Increase (Decrease) in Net Assets	(4,070,946)	(6,829,387)

Net Assets ($):
Beginning of Period	113,952,938	120,782,325
End of Period	109,881,992	113,952,938
Undistributed investment income—net	2,697	—

14

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Capital Share Transactions:
Class Aa
Shares sold	140,071	348,394
Shares issued for dividends reinvested	81,562	176,683
Shares redeemed	(308,877)	(823,830)
Net Increase (Decrease) in Shares Outstanding	(87,244)	(298,753)

Class B [a]
Shares sold	1,054	13,346
Shares issued for dividends reinvested	2,883	7,514
Shares redeemed	(100,215)	(245,764)
Net Increase (Decrease) in Shares Outstanding	(96,278)	(224,904)

Class C
Shares sold	21,426	62,045
Shares issued for dividends reinvested	3,613	8,415
Shares redeemed	(20,669)	(165,071)
Net Increase (Decrease) in Shares Outstanding	4,370	(94,611)

[a]	During the period ended October 31, 2005, 28,007 Class B shares representing $429,877 were automatically converted to 27,998 Class A shares and during the period ended April 30, 2005, 119,707 Class B shares representing $1,818,779 were automatically converted to 119,677 Class A shares.
See notes to financial statements.

The Fund

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class A Shares	(Unaudited)	2005	2004	2003	2002[a]	2001

Per Share Data ($):
Net asset value,
beginning of period	15.28	14.95	15.51	15.07	14.82	14.32
Investment Operations:
Investment income—net	.31[b]	.65[b]	.68[b]	.72[b]	.73[b]	.75
Net realized and unrealized
gain (loss) on investments	(.18)	.33	(.56)	.44	.25	.50
Total from Investment Operations	.13	.98	.12	1.16	.98	1.25
Distributions:
Dividends from investment
income—net	(.31)	(.65)	(.68)	(.72)	(.73)	(.75)
Net asset value, end of period	15.10	15.28	14.95	15.51	15.07	14.82

Total Return (%) [c]	.85[d]	6.68	.72	7.85	6.72	8.90

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.99[e]	.96	.95	.95	.94	.93
Ratio of net expenses
to average net assets	.98[e]	.96	.95	.95	.94	.93
Ratio of net investment income
to average net assets	4.04[e]	4.30	4.39	4.70	4.86	5.11
Portfolio Turnover Rate	11.36[d]	21.12	20.76	27.03	38.11	29.62

Net Assets, end of period
($ x 1,000)	99,708	102,251	104,551	116,844	117,732	119,860

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.85% to 4.86%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

16

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class B Shares	(Unaudited)	2005	2004	2003	2002[a]	2001

Per Share Data ($):
Net asset value,
beginning of period	15.28	14.95	15.51	15.06	14.82	14.32
Investment Operations:
Investment income—net	.27[b]	.57[b]	.60[b]	.64[b]	.65[b]	.68
Net realized and unrealized
gain (loss) on investments	(.19)	.33	(.56)	.45	.24	.50
Total from Investment Operations	.08	.90	.04	1.09	.89	1.18
Distributions:
Dividends from investment
income—net	(.27)	(.57)	(.60)	(.64)	(.65)	(.68)
Net asset value, end of period	15.09	15.28	14.95	15.51	15.06	14.82

Total Return (%) [c]	.52[d]	6.14	.21	7.38	6.11	8.35

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.53[e]	1.49	1.45	1.45	1.44	1.44
Ratio of net expenses
to average net assets	1.52[e]	1.48	1.45	1.45	1.44	1.44
Ratio of net investment income
to average net assets	3.51[e]	3.81	3.88	4.18	4.34	4.60
Portfolio Turnover Rate	11.36[d]	21.12	20.76	27.03	38.11	29.62

Net Assets, end of period
($ x 1,000)	4,587	6,114	9,347	11,449	10,201	11,422

[a] As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.33% to 4.34%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.
	The Fund	17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class C Shares	(Unaudited)	2005	2004	2003	2002[a]	2001

Per Share Data ($):
Net asset value,
beginning of period	15.28	14.96	15.51	15.07	14.82	14.33
Investment Operations:
Investment income—net	.26[b]	.54[b]	.56[b]	.60[b]	.62[b]	.64
Net realized and unrealized
gain (loss) on investments	(.18)	.32	(.55)	.45	.25	.49
Total from Investment Operations	.08	.86	.01	1.05	.87	1.13
Distributions:
Dividends from investment
income—net	(.26)	(.54)	(.56)	(.61)	(.62)	(.64)
Net asset value, end of period	15.10	15.28	14.96	15.51	15.07	14.82

Total Return (%) [c]	.48[d]	5.84	.06	7.07	5.93	8.01

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71[e]	1.69	1.67	1.68	1.68	1.69
Ratio of net expenses
to average net assets	1.70[e]	1.69	1.67	1.68	1.68	1.69
Ratio of net investment income
to average net assets	3.31[e]	3.59	3.66	3.93	4.05	4.33
Portfolio Turnover Rate	11.36[d]	21.12	20.76	27.03	38.11	29.62

Net Assets, end of period
($ x 1,000)	5,587	5,588	6,885	7,508	4,978	1,480

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.04% to 4.05%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Michigan Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

20

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $808,981 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2005. If not applied, the carryover expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2005 was as follows: tax exempt income $4,957,923. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2005, the Distributor retained $8,160 from commissions earned on sales of the fund’s Class A shares and $9,147 and $640 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2005, Class B and Class C shares were charged $14,074 and $21,076, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make

22

payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2005, Class A, Class B and Class C shares were charged $128,693, $7,037 and $7,025, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2005, the fund was charged $43,940 pursuant to the transfer agency agreement.

During the period ended October 31, 2005, the fund was charged $1,851 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $51,495, Rule 12b-1 distribution plan fees $5,503, shareholder services plan fees $23,497, chief compliance officer fees $1,239 and transfer agency per account fees $9,539.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2005, amounted to $12,460,666 and $13,008,754, respectively.

At October 31, 2005, accumulated net unrealized appreciation on investments was $6,928,922, consisting of $7,190,272 gross unrealized appreciation and $261,350 gross unrealized depreciation.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund

23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Trust held on August 2 and

3, 2005, the Board considered the re-approval for an annual period of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

24

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant emphasis on comparisons to a group of comparable funds and Lipper category averages, as applicable. The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund.The Board members discussed the results of the comparisons for various periods ended June 30, 2005, and noted that the fund’s income performance was higher than the comparison group averages and the Lipper category averages for the 1-, 3-, 5- and 10-year periods.The Board members also noted that the fund’s total return was higher than the comparison group averages for the 1- and 3- year periods but lower for the 5- and 10-year periods; and that the fund’s total return was higher than the Lipper category averages for all reported periods.The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios for the funds in the comparison group. The Board members noted that the fund’s management fee was slightly higher than the comparison group average, and that the fund’s expense ratio was slightly higher than the fund’s comparison group average, but was lower than the Lipper category average.

The Manager’s representatives noted that there were no similarly managed mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies and in the same Lipper category as the fund, and no institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit

The Fund

25

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

received by the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage

26

for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each of the Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the Trust’s Management Agreement with respect to the fund. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Trust’s Management Agreement with respect to the fund was in the best interests of the fund and its shareholders.

The Fund

27

NOTES

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Michigan Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Dreyfus Premier State
Municipal Bond Fund,
Minnesota Series

SEMIANNUAL REPORT October 31, 2005

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
24	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Minnesota Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Minnesota Series, covering the six-month period from May 1, 2005, through October 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager,W. Michael Petty.

Although tax-exempt bond yields recently started creeping upward, they generally held much of their value during the reporting period, as long-term bond yield spreads remained relatively narrow compared to short-term bond yields — despite historical norms. Low inflation expectations among U.S. investors, improving fiscal conditions among many municipalities and robust investor demand appear to have helped longer-term municipal bond prices withstand the potentially eroding effects of rising short-term interest rates.

As the end of 2005 approaches, some economists have suggested that the U.S. economy may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board, coupled with the potential effects of higher fuel prices on consumer spending, may set the tone for the financial markets in 2006.As always, we encourage you to talk with your financial advisor about the investment strategies and specific portfolio allocations that may be appropriate for you.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

W. Michael Petty, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Minnesota Series perform relative to its benchmark?

For the six-month period ended October 31, 2005, the fund achieved total returns of 0.93% for Class A shares, 0.67% for Class B shares and 0.55% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 0.59% for the same period.2 In addition, the fund is reported in the Lipper Minnesota Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.43% for the reporting period.3

We attribute the fund’s performance to the resiliency of longer-term bond prices in a rising interest-rate environment, which we attribute to low inflation expectations and robust investor demand. The fund generally produced higher returns than its benchmark and Lipper category average, primarily due to relatively strong income from its seasoned, core holdings.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Minnesota state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Minnesota state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential.When selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The fund was influenced during the reporting period by higher short-term interest rates and low inflation in a moderately growing U.S. economy.As part of its ongoing credit tightening campaign, the Federal Reserve Board (the “Fed”) increased the overnight federal funds rate four times during the reporting period, driving it from 2.75% to 3.75% . On November 1, just one day after the reporting period’s close, the Fed acted again, hiking the federal funds rate to 4%. Contrary to historical norms, however, yields of longer-term bonds failed to rise along with interest rates for most of the reporting period, partly due to persistently low inflation expectations among investors.As a result, prices of longer-term municipal bonds held up remarkably well as yield differences between shorter- and longer-term securities narrowed.

In addition, municipal bonds benefited from stronger fiscal conditions for Minnesota issuers in the recovering economy. Higher tax revenues enabled the state to maintain its “triple-A” credit rating from two of the major bond rating agencies. Robust investor demand, including purchases by hedge funds, insurance companies and other “non-traditional” investors, also helped support bond prices.

4

The fund continued to receive attractive levels of current income from its core holdings of seasoned municipal bonds, most of which were purchased during a market environment offering higher yields than are available today. In addition, the fund’s returns were supported by its relatively light exposure to shorter-term securities; instead, we focused on bonds with maturities of 20 years or more.The fund also benefited when a number of its premium-priced holdings were “pre-refunded” by issuers seeking to reduce their borrowing costs. Finally, the fund’s higher-yielding holdings, including tax-exempt bonds backed by health care facilities, made relatively strong contributions to the fund’s performance.

What is the fund’s current strategy?

In the wake of stronger-than-expected economic data, the Fed recently signaled its intention to raise short-term interest rates higher than many analysts previously expected, and longer-term bond yields began to rise.This suggests to us that municipal bond returns over the foreseeable future are likely to be derived primarily from income. Accordingly, we have maintained a relatively cautious investment posture, including a focus on income-oriented, premium-priced securities that historically have held more of their value during market setbacks.

November 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
Income may be subject to state and local taxes for non-Minnesota residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund

5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Minnesota Series from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.81	$ 7.44	$ 8.59
Ending value (after expenses)	$1,009.30	$1,006.70	$1,005.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2005

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.84	$ 7.48	$ 8.64
Ending value (after expenses)	$1,020.42	$1,017.80	$1,016.64

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.47% for Class B and 1.70%
for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments—97.7%	Amount ($)	Value ($)

Andover Economic Development Authority, Public Facility
LR (Andover Community Center) 5.20%, 2/1/2034	1,500,000	1,527,780
Anoka County, SWDR (United Power Association Project)
6.95%, 12/1/2008 (Guaranteed; National Rural
Utilities Cooperative Finance Corp.)	2,065,000	2,070,472
Bloomington Independent School District Number 271
5.125%, 2/1/2024 (Insured; FSA)	2,000,000	2,105,460
Brooklyn Park 5.85%, 2/1/2016 (Insured; FSA)	1,425,000	1,434,833
Chaska, Electric Revenue:
6%, 10/1/2010	3,000,000 [a]	3,319,560
5.25%, 10/1/2025	1,000,000	1,049,630
5%, 10/1/2030	1,035,000	1,049,511
Columbia Heights, MFHR (Crest View)
6.625%, 4/20/2043 (Collateralized; GNMA)	1,500,000	1,600,350
Duluth Economic Development Authority,
Health Care Facilities Revenue
(Saint Luke’s Hospital) 7.25%, 6/15/2032	3,000,000	3,213,630
Inver Grove Heights Independent
School District Number 199
5.75%, 2/1/2017	2,225,000	2,239,796
Lake Superior Independent School District Number 381:
5%, 4/1/2020 (Insured; FSA)	2,510,000	2,634,295
5%, 4/1/2021 (Insured; FSA)	2,640,000	2,761,994
Lakeville Independent School District Number 194
5.50%, 2/1/2024 (Insured; FGIC)	8,700,000	9,513,711
Mahtomedi Independent School District Number 832
Zero Coupon, 2/1/2017 (Insured; MBIA)	1,275,000	770,113
Minneapolis:
Zero Coupon, 12/1/2014	1,825,000	1,244,778
Health Care Facilities Revenue (Shelter Care Foundation):
6%, 4/1/2010	400,000	396,620
6.50%, 4/1/2029	1,000,000	949,350
Revenue (Blake School Project) 5.45%, 9/1/2021	2,000,000	2,098,080
Tax Increment Revenue (Saint Anthony Falls Project)
5.75%, 2/1/2027	1,000,000	996,860
Minneapolis and Saint Paul Housing and Redevelopment
Authority, Health Care Systems Revenue
(HealthPartners Obligated Group Project):
6%, 12/1/2018	1,000,000	1,094,070
6%, 12/1/2020	2,290,000	2,493,970

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

Minneapolis and Saint Paul Metropolitan Airports
Commission, Airport Revenue:
5.75%, 1/1/2010 (Insured; FGIC)	4,995,000	[a]	5,483,461
5.25%, 1/1/2032 (Insured; FGIC)	2,500,000		2,600,250
Minneapolis Public Facilities Authority, Water Pollution
Control Revenue 5.375%, 3/1/2009	3,000,000	[a]	3,190,140
Minnesota (Duluth Airport)
6.25%, 8/1/2014	2,240,000		2,245,869
Minnesota Agricultural and Economic
Development Board, Revenue:
(Evangelical Lutheran Project):
6%, 2/1/2022	1,130,000		1,216,795
6%, 2/1/2027	1,750,000		1,869,718
Health Care System
(Fairview Health Care Systems):
6.375%, 11/15/2010	3,850,000	[a]	4,367,556
6.375%, 11/15/2029	150,000		162,026
Minnesota Higher Education Facilities Authority,
College and University Revenue
(University of Saint Thomas):
5.35%, 4/1/2017	1,000,000		1,021,370
5.40%, 4/1/2022	2,125,000		2,168,818
Minnesota Housing Finance Agency:
Residential Housing Finance 5%, 1/1/2020	4,030,000		4,135,626
SFMR:
5.80%, 1/1/2019	1,155,000		1,196,349
5.45%, 1/1/2022 (Insured; MBIA)	620,000		641,446
Minnesota Retirement Systems, Building Revenue
6%, 6/1/2030	1,475,000		1,614,284
Northern Municipal Power Agency, Electric System
Revenue 7.76%, 1/1/2016 (Insured; FSA )	5,000,000	[b,c]	5,690,800
Northfield, HR 6%, 11/1/2031	2,000,000		2,113,700
Ramsey, LR (Pact Charter School Project)
6.75%, 12/1/2033	1,000,000		1,012,360
Rosemount Independent School District Number 196
Zero Coupon, 4/1/2014 (Insured; MBIA)	2,960,000		2,075,907
Saint Cloud Housing and Redevelopment Authority,
Revenue (State University Foundation Project)
5.125%, 5/1/2018	1,500,000		1,577,085
Saint Paul Housing and Redevelopment Authority, Revenue:
Hospital Facility (HealthEast Project):
5.70%, 11/1/2015 (Insured; ACA)	2,000,000		2,080,180
6%, 11/15/2035	2,000,000		2,136,760

8

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Saint Paul Housing and Redevelopment Authority,
Revenue (continued):
MFHR (Wellington Project)
5.10%, 2/1/2024 (Collateralized; FHLMC)	2,000,000	2,042,660
Parking (Block 19 Ramp)
5.25%, 8/1/2023 (Insured; FSA)	3,395,000	3,624,366
Single Family Mortgage
6.90%, 11/1/2005 (Collateralized; FNMA)	130,000 [a]	130,000
Saint Paul Port Authority, Hotel Facility Revenue
(Radisson Kellogg Project) 7.375%, 8/1/2029	2,850,000	2,972,493
Southern Municipal Power Agency,
Power Supply System Revenue:
Zero Coupon, 1/1/2025 (Insured; MBIA)	4,505,000	1,787,989
Zero Coupon, 1/1/2026 (Insured; MBIA)	4,625,000	1,735,485
Todd, Morrison, Cass and Wadena Counties United
Hospital District, Health Care Facility Revenue
(Lakewood Health System) 5%, 12/1/2021	1,000,000	1,023,050
Washington County Housing and Redevelopment Authority:
Hospital Facility Revenue (HealthEast Project)
5.375%, 11/15/2018 (Insured; ACA)	2,215,000	2,268,802
Pooled Financing 5.50%, 2/1/2032 (Insured; MBIA)	2,000,000	2,110,540
Western Minnesota Municipal Power Agency,
Electric Power and Light Revenue
5.50%, 1/1/2012 (Insured; AMBAC)	900,000	921,618
Willmar (Rice Memorial Hospital Project)
5%, 2/1/2032 (Insured; FSA)	4,000,000	4,116,040
Winona, Health Care Facilities Revenue
(Winona Health) 6%, 7/1/2034	2,500,000	2,624,400
Total Long-Term Municipal Investments
(cost $112,458,401)		118,522,806

Short-Term Municipal Investment—1.0%

Cohasset, Revenue (Minnesota Power and Light
Co. Project) 2.68% (LOC; ABN-AMRO)
(cost $1,200,000)	1,200,000 [d]	1,200,000

Total Investments (cost $113,658,401)	98.7%	119,722,806

Cash and Receivables (Net)	1.3%	1,625,359

Net Assets	100.0%	121,348,165

The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	GIC	Guaranteed Investment Contract
AGC	ACE Guaranty Corporation	GNMA	Government National Mortgage
AGIC	Asset Guaranty Insurance Company		Association
AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	HR	Hospital Revenue
ARRN	Adjustable Rate Receipt Notes	IDB	Industrial Development Board
BAN	Bond Anticipation Notes	IDC	Industrial Development Corporation
BIGI	Bond Investors Guaranty Insurance	IDR	Industrial Development Revenue
BPA	Bond Purchase Agreement	LOC	Letter of Credit
CGIC	Capital Guaranty Insurance	LOR	Limited Obligation Revenue
	Company	LR	Lease Revenue
CIC	Continental Insurance Company	MBIA	Municipal Bond Investors Assurance
CIFG	CDC Ixis Financial Guaranty		Insurance Corporation
CMAC	Capital Market Assurance	MFHR	Multi-Family Housing Revenue
	Corporation	MFMR	Multi-Family Mortgage Revenue
COP	Certificate of Participation	PCR	Pollution Control Revenue
CP	Commercial Paper	RAC	Revenue Anticipation Certificates
EDR	Economic Development Revenue	RAN	Revenue Anticipation Notes
EIR	Environmental Improvement	RAW	Revenue Anticipation Warrants
	Revenue	RRR	Resources Recovery Revenue
FGIC	Financial Guaranty Insurance	SAAN	State Aid Anticipation Notes
	Company	SBPA	Standby Bond Purchase Agreement
FHA	Federal Housing Administration	SFHR	Single Family Housing Revenue
FHLB	Federal Home Loan Bank	SFMR	Single Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage	SONYMA	State of New York Mortgage Agency
	Corporation	SWDR	Solid Waste Disposal Revenue
FNMA	Federal National Mortgage	TAN	Tax Anticipation Notes
	Association	TAW	Tax Anticipation Warrants
FSA	Financial Security Assurance	TRAN	Tax and Revenue Anticipation Notes
GAN	Grant Anticipation Notes	XLCA	XL Capital Assurance

10

Summary of Combined Ratings (Unaudited)

Fitch or	Moody’s or	Standard & Poor’s	Value (%) †

AAA	Aaa	AAA	47.0
AA	Aa	AA	7.8
A	A	A	21.9
BBB	Baa	BBB	9.6
BB	Ba	BB	2.7
F1	MIG1/P1	SP1/A1	1.0
Not Rated [e]	Not Rated [e]	Not Rated [e]	10.0
			100.0

†	Based on total investments.
[a]	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on
	the municipal issue and to retire the bonds in full at the earliest refunding date.
[b]	Inverse floater security—the interest rate is subject to change periodically.
[c]	Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At October 31,2005, this security
	amounted to $5,690,800 or 4.7% of net assets.
[d]	Securities payable on demand.Variable interest rate—subject to periodic change.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund

11

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		113,658,401	119,722,806
Cash			148,673
Interest receivable			1,734,269
Receivable for shares of Beneficial Interest subscribed			11,562
Prepaid expenses			11,291
			121,628,601

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			100,236
Payable for shares of Beneficial Interest redeemed			152,340
Accrued expenses			27,860
			280,436

Net Assets ($)			121,348,165

Composition of Net Assets ($):
Paid-in capital			115,314,662
Accumulated net realized gain (loss) on investments			(30,902)
Accumulated net unrealized appreciation
(depreciation) on investments			6,064,405

Net Assets ($)			121,348,165

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	105,163,561	11,761,091	4,423,513
Shares Outstanding	6,901,571	770,601	289,860

Net Asset Value Per Share ($)	15.24	15.26	15.26

See notes to financial statements.
12

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	3,200,710
Expenses:
Management fee—Note 3(a)	343,410
Shareholder servicing costs—Note 3(c)	207,054
Distribution fees—Note 3(b)	47,391
Professional fees	15,351
Registration fees	10,215
Prospectus and shareholders’ reports	8,091
Custodian fees	6,937
Trustees’ fees and expenses—Note 3(d)	1,734
Loan commitment fees—Note 2	531
Miscellaneous	8,589
Total Expenses	649,303
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(6,871)
Net Expenses	642,432
Investment Income—Net	2,558,278

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(61,776)
Net unrealized appreciation (depreciation) on investments	(1,352,491)
Net Realized and Unrealized Gain (Loss) on Investments	(1,414,267)
Net Increase in Net Assets Resulting from Operations	1,144,011

See notes to financial statements.

The Fund

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Operations ($):
Investment income—net	2,558,278	5,174,670
Net realized gain (loss) on investments	(61,776)	105,539
Net unrealized appreciation
(depreciation) on investments	(1,352,491)	2,984,094
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,144,011	8,264,303

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,257,545)	(4,479,602)
Class B shares	(224,515)	(534,014)
Class C shares	(76,218)	(161,054)
Net realized gain on investments:
Class A shares	—	(1,113,271)
Class B shares	—	(144,278)
Class C shares	—	(47,331)
Total Dividends	(2,558,278)	(6,479,550)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	3,395,999	6,064,032
Class B shares	425,509	400,151
Class C shares	325,946	690,550
Dividends reinvested:
Class A shares	1,434,927	3,619,489
Class B shares	59,026	245,003
Class C shares	24,872	52,406
Cost of shares redeemed:
Class A shares	(5,518,834)	(15,938,338)
Class B shares	(1,212,989)	(4,728,037)
Class C shares	(417,737)	(1,197,424)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(1,483,281)	(10,792,168)
Total Increase (Decrease) in Net Assets	(2,897,548)	(9,007,415)

Net Assets ($):
Beginning of Period	124,245,713	133,253,128
End of Period	121,348,165	124,245,713

14

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Capital Share Transactions:
Class A [a]
Shares sold	219,497	395,417
Shares issued for dividends reinvested	92,883	235,469
Shares redeemed	(357,425)	(1,045,589)
Net Increase (Decrease) in Shares Outstanding	(45,045)	(414,703)

Class B [a]
Shares sold	27,543	26,053
Shares issued for dividends reinvested	3,815	15,919
Shares redeemed	(78,159)	(308,423)
Net Increase (Decrease) in Shares Outstanding	(46,801)	(266,451)

Class C
Shares sold	21,011	44,788
Shares issued for dividends reinvested	1,608	3,405
Shares redeemed	(26,951)	(77,523)
Net Increase (Decrease) in Shares Outstanding	(4,332)	(29,330)

[a]	During the period ended October 31, 2005, 46,377 Class B shares representing $720,599 were automatically converted to 46,456 Class A shares and during the period ended April 30, 2005, 190,780 Class B shares representing $2,922,800 were automatically converted to 191,111 Class A shares.
See notes to financial statements.

The Fund

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class A Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	15.42	15.19	15.57	14.88	14.60	14.11
Investment Operations:
Investment income—net	.33[b]	.64[b]	.65[b]	.67[b]	.70[b]	.74
Net realized and unrealized
gain (loss) on investments	(.18)	.40	(.36)	.69	.28	.49
Total from Investment Operations	.15	1.04	.29	1.36	.98	1.23
Distributions:
Dividends from
investment income—net	(.33)	(.65)	(.65)	(.67)	(.70)	(.74)
Dividends from net realized
gain on investments	—	(.16)	(.02)	—	—	—
Total Distributions	(.33)	(.81)	(.67)	(.67)	(.70)	(.74)
Net asset value, end of period	15.24	15.42	15.19	15.57	14.88	14.60

Total Return (%) [c]	.93[d]	6.99	1.85	9.31	6.82	8.90

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96[e]	.95	.93	.94	.93	.92
Ratio of net expenses
to average net assets	.95[e]	.94	.93	.94	.93	.92
Ratio of net investment income
to average net assets	4.17[e]	4.21	4.20	4.39	4.71	5.13
Portfolio Turnover Rate	1.88[d]	9.86	29.35	22.45	33.33	14.00

Net Assets, end of period
($ x 1,000)	105,164	107,083	111,837	122,406	117,881	117,281

[a] As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets by less than .01%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.
16

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class B Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	15.44	15.22	15.59	14.90	14.62	14.14
Investment Operations:
Investment income—net	.28[b]	.56[b]	.57[b]	.59[b]	.62[b]	.67
Net realized and unrealized
gain (loss) on investments	(.17)	.39	(.35)	.69	.28	.48
Total from Investment Operations	.11	.95	.22	1.28	.90	1.15
Distributions:
Dividends from
investment income—net	(.29)	(.57)	(.57)	(.59)	(.62)	(.67)
Dividends from net realized
gain on investments	—	(.16)	(.02)	—	—	—
Total Distributions	(.29)	(.73)	(.59)	(.59)	(.62)	(.67)
Net asset value, end of period	15.26	15.44	15.22	15.59	14.90	14.62

Total Return (%) [c]	.67[d]	6.36	1.40	8.74	6.26	8.27

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.48[e]	1.46	1.43	1.44	1.44	1.43
Ratio of net expenses
to average net assets	1.47[e]	1.45	1.43	1.44	1.44	1.43
Ratio of net investment income
to average net assets	3.66[e]	3.70	3.69	3.85	4.18	4.62
Portfolio Turnover Rate	1.88[d]	9.86	29.35	22.45	33.33	14.00

Net Assets, end of period
($ x 1,000)	11,761	12,621	16,493	18,089	13,714	14,417

[a] As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets by less than .01%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.
	The Fund	17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class C Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	15.44	15.21	15.59	14.90	14.62	14.13
Investment Operations:
Investment income—net	.27[b]	.53[b]	.53[b]	.55[b]	.56[b]	.63
Net realized and unrealized
gain (loss) on investments	(.18)	.39	(.36)	.69	.31	.49
Total from Investment Operations	.09	.92	.17	1.24	.87	1.12
Distributions:
Dividends from
investment income—net	(.27)	(.53)	(.53)	(.55)	(.59)	(.63)
Dividends from net realized
gain on investments	—	(.16)	(.02)	—	—	—
Total Distributions	(.27)	(.69)	(.55)	(.55)	(.59)	(.63)
Net asset value, end of period	15.26	15.44	15.21	15.59	14.90	14.62

Total Return (%) [c]	.55[d]	6.18	1.09	8.48	5.99	8.03

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71[e]	1.70	1.67	1.69	1.69	1.72
Ratio of net expenses
to average net assets	1.70[e]	1.69	1.67	1.69	1.69	1.72
Ratio of net investment income
to average net assets	3.42[e]	3.45	3.43	3.61	3.85	4.32
Portfolio Turnover Rate	1.88[d]	9.86	29.35	22.45	33.33	14.00

Net Assets, end of period
($ x 1,000)	4,424	4,542	4,922	4,189	3,211	1,139

[a] As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets by less than .01%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers eleven series including the Minnesota Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each Class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

20

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2005 was as follows: tax exempt income $5,174,670, ordinary income $55,588 and long-term capital gains $1,249,292. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2005, the Distributor retained $3,868 from commissions earned on sales of the fund’s Class A shares and $7,014 from contingent deferred sales charges on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2005, Class B and Class C shares were charged $30,662 and $16,729, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the

22

period ended October 31, 2005, Class A, Class B and Class C shares were charged $135,189, $15,331 and $5,576, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2005, the fund was charged $38,704 pursuant to the transfer agency agreement.

During the period ended October 31, 2005, the fund was charged $1,851 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $56,989, Rule 12b-1 distribution plan fees $7,842, shareholder services plan fees $25,904, chief compliance officer fees $1,239 and transfer agency per account fees $8,262.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2005, amounted to $2,293,324 and $7,931,905, respectively.

At October 31, 2005, accumulated net unrealized appreciation on investments was $6,064,405, consisting of $6,206,994 gross unrealized appreciation and $142,589 gross unrealized depreciation.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund

23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Trust held on August 2 and

3, 2005, the Board considered the re-approval for an annual period of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

24

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant emphasis on comparisons to a group of comparable funds and Lipper category averages, as applicable. The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund.The Board discussed the results of the comparisons for various periods ended June 30, 2005, and noted that the fund’s income performance and total return were higher than the comparison group and Lipper category averages for the 1-, 3-, 5- and 10-year periods. The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios for the funds in the comparison group. The fund’s management fee was lower than the fund’s comparison group average.The Board noted that the fund’s total expense ratio was higher than the fund’s comparison group average, but was lower than the Lipper category average.

Representatives of the Manager noted that there were no other mutual funds managed by the Manager or its affiliates with similar investment objectives, policies, and strategies, as the fund and no institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The

The Fund

25

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

26

At the conclusion of these discussions, each of the Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the Trust’s Management Agreement with respect to the fund. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Trust’s Management Agreement with respect to the fund was in the best interests of the fund and its shareholders.

The Fund

27

NOTES

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Minnesota Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Dreyfus Premier State
Municipal Bond Fund,
North Carolina Series

SEMIANNUAL REPORT October 31, 2005

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
24	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
North Carolina Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, North Carolina Series, covering the six-month period from May 1, 2005, through October 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Scott Sprauer.

Although tax-exempt bond yields recently started creeping upward, they generally held much of their value during the reporting period, as long-term bond yield spreads remained relatively narrow compared to short-term bond yields — despite historical norms. Low inflation expectations among U.S. investors, improving fiscal conditions among many municipalities and robust investor demand appear to have helped longer-term municipal bond prices withstand the potentially eroding effects of rising short-term interest rates.

As the end of 2005 approaches, some economists have suggested that the U.S. economy may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board, coupled with the potential effects of higher fuel prices on consumer spending, may set the tone for the financial markets in 2006.As always, we encourage you to talk with your financial advisor about the investment strategies and specific portfolio allocations that may be appropriate for you.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Scott Sprauer, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, North Carolina Series perform relative to its benchmark?

For the six-month period ended October 31, 2005, the fund achieved total returns of 0.76% for Class A shares, 0.50% for Class B shares and 0.30% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 0.59% for the same period.2 In addition, the fund is reported in the Lipper North Carolina Municipal Debt Funds category, and the average total return for all funds reported in the category was 0.38% for the reporting period.3

Low inflation expectations and robust investor demand helped municipal bonds withstand the potentially eroding effects of rising short-term interest rates during the reporting period. The fund’s Class A shares produced a higher return than its benchmark and Lipper category average, which we attribute to its emphasis on bonds toward the longer end of its maturity range.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and North Carolina state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from North Carolina state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

In its ongoing effort to move away from its accommodative monetary policy of the past several years, the Federal Reserve Board (the “Fed”) raised the overnight federal funds rate from 2.75% at the start of the reporting period to 3.75% by the end. On November 1, 2005, just one day after the reporting period’s close, the Fed acted again, hiking the federal funds rate to 4%.

Yields of municipal bonds with short maturities rose along with interest rates, eroding the value of those securities. Contrary to historical norms, however, longer-term bond yields remained remarkably stable during most of the reporting period, as their prices were supported by low inflation expectations among investors. As a result, yield differences between shorter- and longer-term bonds narrowed, producing better performance at the long end of the maturity spectrum.

In addition, municipal bonds generally benefited from improving fiscal conditions in North Carolina. A stronger economy and a reputation for sound financial management have enabled the state to maintain a “double-A” credit rating. Bond prices also were supported by favorable supply-and-demand dynamics on a national level, in which higher levels of new issuance were absorbed easily by robust demand from investors.

4

In this environment, we emphasized bonds with maturities of 20 years or more, and we de-emphasized securities with shorter final maturities. This strategy enabled the fund to participate more fully in strength at the longer end of the maturity spectrum. However, we tended to favor bonds subject to optional early redemption by their issuers, which helped keep the fund’s sensitivity to changing interest rates only slightly longer than industry averages.When making new purchases, we focused primarily on bonds selling at modest premiums to their face values, which historically have held more of their value during market setbacks.

What is the fund’s current strategy?

In the wake of stronger-than-expected economic data, the Fed has signaled its intention to continue raising short-term interest rates.Yet, we are aware that rising interest rates and high energy prices have eroded consumer confidence, potentially constraining future growth. Accordingly, we have maintained the fund’s focus on premium-structured, callable bonds with longer final maturities. Of course, we are prepared to adjust our strategies as market conditions change.

November 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-North Carolina residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund

5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, North Carolina Series from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 5.11	$ 7.68	$ 8.94
Ending value (after expenses)	$1,007.60	$1,005.00	$1,003.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2005

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 5.14	$ 7.73	$ 9.00
Ending value (after expenses)	$1,020.11	$1,017.54	$1,016.28

† Expenses are equal to the fund’s annualized expense ratio of 1.01% for Class A, 1.52% for Class B, and 1.77%
for Class C Shares; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments—98.4%	Amount ($)	Value ($)

North Carolina—90.5%
Appalachian State University,
Housing and Student Center System Revenue
5.60%, 7/15/2010	1,000,000 [a]	1,100,740
Cabarrus County, COP, Installment Financing Contract
5.50%, 4/1/2014	2,000,000	2,166,800
Cary 5%, 3/1/2019	1,500,000	1,585,560
Charlotte:
5.60%, 6/1/2010	2,770,000 [a]	3,067,997
5%, 7/1/2021	1,525,000	1,611,833
5%, 7/1/2022	2,110,000	2,207,398
Airport Revenue 5.75%, 7/1/2029 (Insured; MBIA)	1,500,000	1,614,345
COP (Transit Projects/ Phase II)
5%, 6/1/2030	1,500,000	1,542,510
Storm Water Fee Revenue:
6%, 6/1/2010	2,000,000 [a]	2,227,200
5.25%, 6/1/2020	1,000,000	1,075,480
5%, 6/1/2034	1,500,000	1,545,855
Water and Sewer System Revenue:
5.25%, 6/1/2010	3,710,000 [a]	4,022,790
5.50%, 6/1/2017	1,650,000	1,809,077
Gaston County Industrial Facilities and Pollution
Control Financing Authority, Exempt Facilities Revenue
(National Gypsum Co. Project) 5.75%, 8/1/2035	1,500,000	1,555,500
New Hanover County, COP, Public Improvement
(New Hanover County Projects)
5.75%, 11/1/2010	1,700,000 [a]	1,904,153
North Carolina Capital Facilities Financing Agency,
Revenue (Duke University Project)
5.125%, 7/1/2042	1,000,000	1,026,590
North Carolina Eastern Municipal Power Agency, Power
System Revenue:
6.20%, 1/1/2012 (Insured; FGIC)	2,000,000	2,275,560
6%, 1/1/2022 (Insured; ACA)	1,000,000	1,162,740
6.75%, 1/1/2026 (Insured; ACA)	3,000,000	3,292,320
North Carolina Educational Assistance Authority,
Guaranteed Student Loan Revenue 6.35%, 7/1/2016	4,375,000	4,510,100
North Carolina Housing Finance Agency,
Single Family Revenue 6.50%, 9/1/2026	1,325,000	1,383,141

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

North Carolina (continued)
North Carolina Medical Care Commission,
Revenue:
(Cleveland County Healthcare System Project)
5.25%, 7/1/2019 (Insured; AMBAC)	1,135,000	1,212,259
(DePaul Community Facilities Project)
7.625%, 11/1/2029	2,115,000	2,181,157
(North Carolina Housing Foundation Inc.)
6.625%, 8/15/2030 (Insured; ACA)	3,250,000	3,532,165
(Northeast Medical Center Project):
5.50%, 11/1/2025 (Insured; AMBAC)	1,000,000	1,082,470
5.50%, 11/1/2030 (Insured; AMBAC)	2,000,000	2,140,720
Retirement Facilities:
(Cypress Glenn Retirement Community)
6%, 10/1/2033	1,000,000	1,032,320
(First Mortgage-United Church)
5.25%, 9/1/2021	1,000,000	1,009,490
(Givens Estates Project) 6.50%, 7/1/2032	1,000,000	1,067,400
(Southeast Regional Medical Center)
6.25%, 6/1/2029	2,000,000	2,128,420
(The United Methodist Retirement Homes Project)
5.50%, 10/1/2032	1,000,000	1,022,190
(Wilson Memorial Hospital Project)
Zero Coupon, 11/1/2016 (Insured; AMBAC)	3,055,000	1,885,210
University of North Carolina, University Revenue:
(Chapel Hill University):
5%, 6/1/2011	1,700,000 [a]	1,820,428
5.375%, 6/1/2011	1,205,000 [a]	1,313,040
5.375%, 12/1/2013	210,000	227,877
5%, 12/1/2020	300,000	314,409
Wilmington, COP 5%, 6/1/2036 (Insured; FGIC)	1,000,000	1,025,300
U.S. Related—7.9%
Children’s Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds
Zero Coupon, 5/15/2050	8,000,000	492,480
Puerto Rico Public Finance Corp.
5.375%, 8/1/2011 (Insured; MBIA)	4,000,000 [a]	4,348,680
Virgin Islands Public Finance Authority, Revenues
Subordinated Lien Fund Loan Notes 5.875%, 10/1/2018	850,000	888,208

Total Investments (cost $67,702,107)	98.4%	71,411,912

Cash and Receivables (Net)	1.6%	1,177,381

Net Assets	100.0%	72,589,293

8

Summary of Abbreviations

ACA	American Capital Access	GIC	Guaranteed Investment Contract
AGC	ACE Guaranty Corporation	GNMA	Government National Mortgage
AGIC	Asset Guaranty Insurance Company		Association
AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	HR	Hospital Revenue
ARRN	Adjustable Rate Receipt Notes	IDB	Industrial Development Board
BAN	Bond Anticipation Notes	IDC	Industrial Development Corporation
BIGI	Bond Investors Guaranty Insurance	IDR	Industrial Development Revenue
BPA	Bond Purchase Agreement	LOC	Letter of Credit
CGIC	Capital Guaranty Insurance	LOR	Limited Obligation Revenue
	Company	LR	Lease Revenue
CIC	Continental Insurance Company	MBIA	Municipal Bond Investors Assurance
CIFG	CDC Ixis Financial Guaranty		Insurance Corporation
CMAC	Capital Market Assurance	MFHR	Multi-Family Housing Revenue
	Corporation	MFMR	Multi-Family Mortgage Revenue
COP	Certificate of Participation	PCR	Pollution Control Revenue
CP	Commercial Paper	RAC	Revenue Anticipation Certificates
EDR	Economic Development Revenue	RAN	Revenue Anticipation Notes
EIR	Environmental Improvement	RAW	Revenue Anticipation Warrants
	Revenue	RRR	Resources Recovery Revenue
FGIC	Financial Guaranty Insurance	SAAN	State Aid Anticipation Notes
	Company	SBPA	Standby Bond Purchase Agreement
FHA	Federal Housing Administration	SFHR	Single Family Housing Revenue
FHLB	Federal Home Loan Bank	SFMR	Single Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage	SONYMA	State of New York Mortgage Agency
	Corporation	SWDR	Solid Waste Disposal Revenue
FNMA	Federal National Mortgage	TAN	Tax Anticipation Notes
	Association	TAW	Tax Anticipation Warrants
FSA	Financial Security Assurance	TRAN	Tax and Revenue Anticipation Notes
GAN	Grant Anticipation Notes	XLCA	XL Capital Assurance

The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or Standard & Poor’s	Value (%) †

AAA	Aaa	AAA	43.4
AA	Aa	AA	23.2
A	A	A	20.5
BBB	Baa	BBB	.7
Not Rated [b]	Not Rated [b]	Not Rated [b]	12.2
			100.0

†	Based on total investments.
[a]	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on
	the municipal issue and to retire the bonds in full at the earliest refunding date.
[b]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
[c]	At October 31, 2005, the fund had 18,293,801 or 25.2% of net assets invested in securities whose payment of
	principal and interest is dependent upon revenues generated from health care projects.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		67,702,107	71,411,912
Interest receivable			1,216,224
Receivable for shares of Beneficial Interest subscribed			78,756
Prepaid expenses			10,254
			72,717,146

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			60,603
Cash overdraft due to custodian			5,957
Payable for shares of Beneficial Interest redeemed			28,962
Accrued expenses			32,331
			127,853

Net Assets ($)			72,589,293

Composition of Net Assets ($):
Paid-in capital			69,056,277
Accumulated net realized gain (loss) on investments			(176,789)
Accumulated net unrealized appreciation
(depreciation) on investments			3,709,805

Net Assets ($)			72,589,293

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	62,555,118	8,308,871	1,725,304
Shares Outstanding	4,510,709	599,622	124,358

Net Asset Value Per Share ($)	13.87	13.86	13.87

See notes to financial statements.

The Fund

11

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	1,842,185
Expenses:
Management fee—Note 3(a)	205,780
Shareholder servicing costs—Note 3(c)	125,625
Distribution fees—Note 3(b)	30,793
Professional fees	16,686
Registration fees	10,419
Custodian fees	5,573
Prospectus and shareholders’ reports	5,399
Trustees’ fees and expenses—Note 3(d)	971
Loan commitment fees—Note 2	322
Miscellaneous	6,699
Total Expenses	408,267
Investment Income—Net	1,433,918

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	127,926
Net unrealized appreciation (depreciation) on investments	(1,041,867)
Net Realized and Unrealized Gain (Loss) on Investments	(913,941)
Net Increase in Net Assets Resulting from Operations	519,977

See notes to financial statements.
12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Operations ($):
Investment income—net	1,433,918	2,848,277
Net realized gain (loss) on investments	127,926	(162,715)
Net unrealized appreciation
(depreciation) on investments	(1,041,867)	2,039,880
Net Increase (Decrease) in Net Assets
Resulting from Operations	519,977	4,725,442

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,244,504)	(2,386,004)
Class B shares	(156,932)	(395,040)
Class C shares	(32,482)	(67,233)
Total Dividends	(1,433,918)	(2,848,277)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	3,873,442	4,630,971
Class B shares	395,916	286,190
Class C shares	148,877	475,479
Dividends reinvested:
Class A shares	668,202	1,301,199
Class B shares	73,759	195,739
Class C shares	7,359	13,910
Cost of shares redeemed:
Class A shares	(3,662,586)	(7,221,795)
Class B shares	(2,422,734)	(4,550,025)
Class C shares	(692,893)	(281,949)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(1,610,658)	(5,150,281)
Total Increase (Decrease) in Net Assets	(2,524,599)	(3,273,116)

Net Assets ($):
Beginning of Period	75,113,892	78,387,008
End of Period	72,589,293	75,113,892

The Fund

13

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Capital Share Transactions:
Class A [a]
Shares sold	276,004	313,623
Shares issued for dividends reinvested	47,581	94,298
Shares redeemed	(260,458)	(574,893)
Net Increase (Decrease) in Shares Outstanding	63,127	(166,972)

Class B [a]
Shares sold	28,217	40,968
Shares issued for dividends reinvested	5,255	20,202
Shares redeemed	(172,561)	(351,805)
Net Increase (Decrease) in Shares Outstanding	(139,089)	(290,635)

Class C
Shares sold	10,633	55,251
Shares issued for dividends reinvested	524	1,200
Shares redeemed	(49,587)	(43,269)
Net Increase (Decrease) in Shares Outstanding	(38,430)	13,182

[a]	During the period ended October 31, 2005, 132,760 Class B shares representing $1,863,689 were automatically converted to 132,650 Class A shares and during the period ended April 30, 2005, 200,372 Class B shares representing $2,778,351 were automatically converted to 200,206 Class A shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class A Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	14.04	13.71	14.00	13.44	13.21	12.79
Investment Operations:
Investment income—net	.28[b]	.53[b]	.55[b]	.57[b]	.61[b]	.66
Net realized and unrealized
gain (loss) on investments	(.17)	.33	(.29)	.56	.23	.42
Total from Investment Operations	.11	.86	.26	1.13	.84	1.08
Distributions:
Dividends from
investment income—net	(.28)	(.53)	(.55)	(.57)	(.61)	(.66)
Net asset value, end of period	13.87	14.04	13.71	14.00	13.44	13.21

Total Return (%) [c]	.76[d]	6.36	1.83	8.56	6.46	8.57

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01[e]	.98	.96	.96	.95	.95
Ratio of net expenses
to average net assets	1.01[e]	.98	.96	.96	.95	.95
Ratio of net investment income
to average net assets	3.92[e]	3.79	3.92	4.15	4.54	5.01
Portfolio Turnover Rate	12.68[d]	38.85	56.50	49.19	36.45	32.30

Net Assets, end of period
($ X 1,000)	62,555	62,461	62,223	65,899	61,807	57,033

[a] As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt
securities.The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets by less than .01%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.
	The Fund	15

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class B Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	14.03	13.70	13.99	13.42	13.20	12.78
Investment Operations:
Investment income—net	.24[b]	.45[b]	.48[b]	.50[b]	.54[b]	.59
Net realized and unrealized
gain (loss) on investments	(.17)	.34	(.30)	.57	.22	.42
Total from Investment Operations	.07	.79	.18	1.07	.76	1.01
Distributions:
Dividends from
investment income—net	(.24)	(.46)	(.47)	(.50)	(.54)	(.59)
Net asset value, end of period	13.86	14.03	13.70	13.99	13.42	13.20

Total Return (%) [c]	.50[d]	5.82	1.32	8.10	5.85	8.03

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52[e]	1.49	1.46	1.46	1.45	1.45
Ratio of net expenses
to average net assets	1.52[e]	1.49	1.46	1.46	1.45	1.45
Ratio of net investment income
to average net assets	3.40[e]	3.28	3.42	3.65	4.04	4.50
Portfolio Turnover Rate	12.68[d]	38.85	56.50	49.19	36.45	32.30

Net Assets, end of period
($ X 1,000)	8,309	10,366	14,133	18,503	19,598	18,994

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.03% to 4.04%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

16

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class C Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	14.05	13.71	14.01	13.44	13.22	12.80
Investment Operations:
Investment income—net	.22[b]	.42[b]	.44[b]	.47[b]	.51[b]	.56
Net realized and unrealized
gain (loss) on investments	(.18)	.34	(.30)	.57	.22	.42
Total from Investment Operations	.04	.76	.14	1.04	.73	.98
Distributions:
Dividends from
investment income—net	(.22)	(.42)	(.44)	(.47)	(.51)	(.56)
Net asset value, end of period	13.87	14.05	13.71	14.01	13.44	13.22

Total Return (%) [c]	.30[d]	5.64	1.00	7.83	5.60	7.78

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.77[e]	1.73	1.70	1.70	1.68	1.68
Ratio of net expenses
to average net assets	1.77[e]	1.73	1.70	1.70	1.68	1.68
Ratio of net investment income
to average net assets	3.16[e]	3.04	3.16	3.37	3.76	4.27
Portfolio Turnover Rate	12.68[d]	38.85	56.50	49.19	36.45	32.30

Net Assets, end of period
($ X 1,000)	1,725	2,287	2,031	1,890	1,423	756

[a] As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets by less than .01%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.
	The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the North Carolina Series (the “fund”). The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

18

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $302,978 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2005. If not applied, $142,001 of the carryover expires in fiscal 2010 and $160,977 expires in fiscal 2013.

The tax character of all distributions paid to shareholders during the fiscal year ended April 30, 2005 was as follows: tax exempt income $2,848,277. The tax character of current year distributions will be determined at the end of the current fiscal year.

20

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2005, the Distributor retained $2,588 from commissions earned on sales of the fund’s Class A shares and $8,166 and $9 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2005, Class B and Class C shares were charged $23,094 and $7,699, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2005, Class A, Class B and Class C shares were charged $79,423, $11,547 and $2,566, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2005, the fund was charged $25,773 pursuant to the transfer agency agreement.

During the period ended October 31, 2005, the fund was charged $1,851 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $33,827, Rule 12b-1 distribution plan fees $4,634, shareholder services plan fees $15,452, chief compliance officer fees $1,239 and transfer agency per account fees $5,451.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

22

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2005, amounted to $9,336,495 and $12,712,818, respectively.

At October 31, 2005, accumulated net unrealized appreciation on investments was $3,709,805, consisting of $3,728,089 gross unrealized appreciation and $18,284 gross unrealized depreciation.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund

23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Trust held on August 2 and

3, 2005, the Board considered the re-approval for an annual period of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

24

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s perfor-mance,management fee and expense ratios and placed significant emphasis on comparisons to a group of comparable funds and Lipper category averages, as applicable. The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund. The Board discussed the results of the comparisons for various periods ended June 30, 2005, and noted that the fund’s income performance was lower than the comparison group averages, but was higher than the Lipper category averages, for the 1-, 3-, 5- and 10-year periods. The Board members also noted that the fund’s total return was higher than the comparison group averages for the 1-, 3-, and 10-year periods, but slightly lower for the 5-year period, and that the fund’s total return was higher than the Lipper category averages for all reported periods. The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios for the funds in the comparison group. The fund’s management fee was slightly higher than the fund’s comparison group average. The Board noted that the fund’s total expense ratio was higher than the fund’s comparison group average, but was lower than the Lipper category average.

Representatives of the Manager noted that there were no other mutual funds managed by the Manager or its affiliates with similar investment objectives, policies, and strategies, as the fund and no institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such

The Fund

25

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

26

At the conclusion of these discussions, each of the Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the Trust’s Management Agreement with respect to the fund. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Trust’s Management Agreement with respect to the fund was in the best interests of the fund and its shareholders.

The Fund

27

NOTES

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
North Carolina Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Dreyfus Premier State
Municipal Bond Fund,
Ohio Series

SEMIANNUAL REPORT October 31, 2005

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
21	Notes to Financial Statements
26	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Ohio Series

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Ohio Series, covering the six-month period from May 1, 2005, through October 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager,W. Michael Petty.

Although tax-exempt bond yields recently started creeping upward, they generally held much of their value during the reporting period, as long-term bond yield spreads remained relatively narrow compared to short-term bond yields — despite historical norms. Low inflation expectations among U.S. investors, improving fiscal conditions among many municipalities and robust investor demand appear to have helped longer-term municipal bond prices withstand the potentially eroding effects of rising short-term interest rates.

As the end of 2005 approaches, some economists have suggested that the U.S. economy may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board, coupled with the potential effects of higher fuel prices on consumer spending, may set the tone for the financial markets in 2006.As always, we encourage you to talk with your financial advisor about the investment strategies and specific portfolio allocations that may be appropriate for you.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

W. Michael Petty, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Ohio Series perform relative to its benchmark?

For the six-month period ended October 31, 2005, the fund achieved total returns of 0.48% for Class A shares, 0.31% for Class B shares and 0.10% for Class C shares.1The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 0.59% for the same period.2 In addition, the fund is reported in the Lipper Ohio Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.03% for the reporting period.3

We attribute the fund’s performance to the resiliency of longer-term bond prices in a rising interest-rate environment, which we attribute to low inflation expectations and robust investor demand. The fund produced higher returns than its Lipper category average, primarily due to relatively strong income from its seasoned, core holdings. However, the fund slightly underperformed its benchmark, which contains bonds from many states, not just Ohio, and is not subject to fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Ohio state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Ohio state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. When selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The fund was influenced during the reporting period by higher short-term interest rates and low inflation in a moderately growing U.S. economy.As part of its ongoing credit tightening campaign, the Federal Reserve Board (the “Fed”) increased the overnight federal funds rate four times during the reporting period, driving it from 2.75% to 3.75% . On November 1, just one day after the reporting period’s close, the Fed acted again, hiking the federal funds rate to 4%. Contrary to historical norms, however, yields of longer-term bonds failed to rise along with interest rates for most of the reporting period, partly due to persistently low inflation expectations among investors.As a result, prices of longer-term municipal bonds held up remarkably well as yield differences between shorter- and longer-term securities narrowed.

In addition, municipal bonds benefited from stronger fiscal conditions for Ohio issuers in the recovering economy. Higher tax revenues enabled the state to maintain its “double-A” credit rating. Robust investor demand on a national level, including purchases by hedge funds, insurance companies and other “non-traditional” investors, also helped support bond prices.

4

The fund continued to receive attractive levels of current income from its core holdings of seasoned municipal bonds, most of which were purchased during a market environment offering higher yields than are available today. In addition, the fund’s returns were supported by its relatively light exposure to shorter-term securities; instead, we focused on bonds with maturities of 20 years or more.The fund also benefited when a number of its premium-priced holdings were “pre-refunded” by issuers seeking to reduce their borrowing costs. Finally, the fund’s higher-yielding holdings, including tax-exempt bonds backed by health care facilities, made relatively strong contributions to the fund’s performance.

What is the fund’s current strategy?

In the wake of stronger-than-expected economic data, the Fed recently signaled its intention to raise short-term interest rates higher than many analysts previously expected, and longer-term bond yields began to rise.This suggests to us that municipal bond returns over the foreseeable future are likely to be derived primarily from income. Accordingly, we have maintained a relatively cautious investment posture, including a focus on income-oriented, premium-priced securities that historically have held more of their value during market setbacks.

November 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Ohio residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund

5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Ohio Series from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.65	$ 7.22	$ 8.42
Ending value (after expenses)	$1,004.80	$1,003.10	$1,001.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2005

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.69	$ 7.27	$ 8.49
Ending value (after expenses)	$1,020.57	$1,018.00	$1,016.49

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.43% for Class B, and 1.67%
for Class C; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments—98.4%	Amount ($)		Value ($)

Ohio—95.0%
Akron:
6%, 12/1/2012	1,380,000		1,569,695
5.50%, 12/1/2020 (Insured; MBIA)	1,460,000		1,588,670
Sewer Systems Revenue
5.875%, 12/1/2016 (Insured; MBIA)	1,200,000		1,244,748
Brunswick City School District
5%, 12/1/2023 (Insured; AMBAC)	2,000,000		2,106,060
Cincinnati, Water System Revenue:
5%, 12/1/2020	1,000,000		1,048,030
5%, 12/1/2022	5,545,000		5,750,997
5%, 12/1/2023	3,130,000		3,242,336
Cincinnati City School District, School Improvement:
5.375%, 12/1/2011 (Insured; MBIA)	6,560,000	[a]	7,178,870
5.25%, 6/1/2019 (Insured; FSA)	1,225,000		1,315,625
Cincinnati Technical College 5.25%, 10/1/2022	2,825,000		3,044,615
Clermont County, Hospital Facilities Revenue
(Mercy Health Systems)
5.625%, 9/1/2016 (Insured; AMBAC)	4,250,000		4,492,845
Cleveland:
COP (Stadium Project)
5.25%, 11/15/2022 (Insured; AMBAC)	1,210,000		1,270,016
Public Power System Revenue
5.125%, 11/15/2018 (Insured; MBIA)	9,650,000		10,000,198
Waterworks Revenue:
5%, 1/1/2008 (Insured; FSA)	90,000	[a]	94,191
5%, 1/1/2008 (Insured; FSA)	1,095,000	[a]	1,145,994
5.50%, 1/1/2021 (Insured; MBIA)	8,000,000		9,027,520
5%, 1/1/2023 (Insured; FSA)	1,315,000		1,360,683
Cleveland-Cuyahoga County Port Authority, Revenue,
Special Assessment/Tax Increment:
7%, 12/1/2018	2,345,000		2,481,784
7.35%, 12/1/2031	3,655,000		3,931,099
Columbus City School District
5%, 12/1/2032 (Insured; FSA)	2,765,000		2,853,508
Cuyahoga Community College District, General
Receipts 5%, 12/1/2022 (Insured; AMBAC)	1,500,000		1,567,875

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

Ohio (continued)
Cuyahoga County:
Hospital Improvement Revenue
(The Metrohealth Systems Project)
6.125%, 2/15/2009	4,845,000	[a]	5,290,885
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc. Projects)
7.50%, 1/1/2030	6,250,000		6,954,625
Mortgage Revenue (West Tech Apartments Project)
5.95%, 9/20/2042 (Collateralized; GNMA)	5,295,000		5,514,584
Fairfield City School District,
School Improvement Unlimited Tax:
6%, 12/1/2005 (Insured; FGIC)	2,000,000	[a]	2,005,220
6.10%, 12/1/2005 (Insured; FGIC)	2,000,000	[a]	2,005,400
7.20%, 12/1/2005 (Insured; FGIC)	1,000,000	[a]	1,033,540
7.20%, 12/1/2005 (Insured; FGIC)	1,250,000	[a]	1,291,925
5.375%, 12/1/2019 (Insured; FGIC)	1,860,000		2,016,147
5.375%, 12/1/2020 (Insured; FGIC)	1,400,000		1,507,688
Findlay 5.875%, 7/1/2006	2,000,000	[a]	2,076,720
Forest Hills Local School District
5.70%, 12/1/2007 (Insured; MBIA)	1,000,000	[a]	1,060,620
Franklin County:
HR (Holy Cross Health Systems Corp.)
5.80%, 6/1/2016	2,000,000		2,062,800
Multifamily Housing Mortgage Revenue
(Agler Green Project)
5.80%, 5/20/2044 (Collateralized; GNMA)	1,200,000		1,248,156
Graham Local School District, Board of
Education School Improvement
5%, 12/1/2033 (Insured; MBIA)	6,055,000		6,260,749
Greater Cleveland Regional Transit Authority
5.65%, 12/1/2006 (Insured; FGIC)	5,445,000	[a]	5,649,351
Hamilton County:
Hospital Facilities Improvement Revenue
(Deaconess Hospital) 7%, 1/1/2012	2,115,000		2,131,455
Sales Tax Revenue
Zero Coupon, 12/1/2027 (Insured; AMBAC)	17,940,000		6,143,553
Sewer System Revenue:
5.25%, 12/1/2011 (Insured; MBIA)	1,000,000	[a]	1,087,570
5.25%, 12/1/2011 (Insured; MBIA)	1,000,000	[a]	1,087,570

8

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

Ohio (continued)
Highland Local School District, School Improvement:
5.75%, 12/1/2018 (Insured; FSA)	1,675,000		1,855,364
5.75%, 12/1/2020 (Insured; FSA)	2,020,000		2,232,080
Hilliard School District, School Improvement:
Zero Coupon, 12/1/2013 (Insured; FGIC)	1,655,000		1,185,807
Zero Coupon, 12/1/2014 (Insured; FGIC)	1,655,000		1,120,832
Lakota Local School District
6.125%, 12/1/2005 (Insured; AMBAC)	1,075,000	[a]	1,077,924
Lebanon City School District
5.50%, 12/1/2011 (Insured; FSA)	4,050,000	[a]	4,459,495
Lowellville, Sanitary Sewer Systems Revenue
(Browning-Ferris Industries Inc.)
7.25%, 6/1/2006	300,000		300,351
Mahoning County, HR
(Forum Health Obligated Group)
6%, 11/15/2032	1,500,000		1,592,655
Marysville Exempt Village School District
5.35%, 12/1/2025 (Insured; FSA)	2,010,000		2,154,861
Massillon City School District, Improvement:
5.25%, 12/1/2019 (Insured; MBIA)	1,300,000		1,398,670
5%, 12/1/2025 (Insured; MBIA)	1,150,000		1,191,342
Milford Exempt Village School District,
School Improvement
6%, 12/1/2011 (Insured; FSA)	1,910,000	[a]	2,150,374
Monroe, Improvement
5.25%, 12/1/2018 (Insured; FSA)	1,035,000		1,117,634
New Albany Community Authority,
Community Facilities Revenue
5.20%, 10/1/2024 (Insured; AMBAC)	2,000,000		2,126,660
North Royalton City School District
6.10%, 12/1/2009 (Insured; MBIA)	2,500,000	[a]	2,799,025
Ohio:
7.169%, 3/15/2020 (Insured; FSA)	7,760,000	[b,c]	8,510,237
PCR (Standard Oil Co. Project) 6.75%, 12/1/2015
(Guaranteed; British Petroleum Co. PLC)	2,700,000		3,241,890
Ohio Housing Finance Agency,
Residential Mortgage Revenue
6.05%, 9/1/2017 (Collateralized; GNMA)	1,060,000		1,102,018

The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

Ohio (continued)
Ohio Higher Educational Facility Commission, Revenue
(Xavier University Project)
5%, 5/1/2023 (Insured; FGIC)	2,250,000		2,343,758
Ohio State University, General Receipts
5.25%, 6/1/2023	2,625,000		2,825,261
Ohio Turnpike Commission, Turnpike Revenue,
Highway Improvements 5.50%, 2/15/2026	7,700,000		8,260,329
Pickerington Local School District, School Facilities
Construction and Improvement 5.25%, 12/1/2020
(Insured; FGIC)	6,000,000		6,417,960
Port of Greater Cincinnati Development Authority,
Special Obligation Development Revenue
(Cooperative Public Parking and Infrastructure Project):
6.30%, 2/15/2024	2,250,000		2,385,225
6.40%, 2/15/2034	2,500,000		2,631,550
Southwest Regional Water District, Water Revenue:
6%, 12/1/2005 (Insured; MBIA)	1,600,000	[a]	1,620,144
6%, 12/1/2005 (Insured; MBIA)	1,250,000	[a]	1,265,738
Strongsville, Library Improvement
5.50%, 12/1/2020 (Insured; FGIC)	1,700,000		1,849,821
Summit County 6.50%, 12/1/2010
(Insured; FGIC)	2,000,000	[a]	2,286,040
Summit County Port Authority:
Development Revenue (Bond Fund Program-
Twinsburg Township Project)
5.125%, 5/15/2025	660,000		653,235
Revenue
(Civic Theatre Project)
5.50%, 12/1/2026 (Insured; AMBAC)	1,000,000		1,083,620
Toledo 5.625%, 12/1/2006 (Insured; AMBAC)	1,000,000	[a]	1,046,950

10

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

Ohio (continued)
Toledo Lucas County Port Authority, Revenue
(Northwest Ohio Bond Fund)
6.375, 11/15/2032	1,650,000		1,761,260
University of Cincinnati:
General Receipts 5%, 6/1/2021 (Insured; MBIA)	3,040,000		3,147,555
University and College Revenue:
5.75%, 6/1/2011 (Insured; FGIC)	2,165,000	[a]	2,415,274
5.75%, 6/1/2011 (Insured; FGIC)	1,500,000	[a]	1,673,400
Warren, Waterworks Revenue
5.50%, 11/1/2015 (Insured; FGIC)	1,450,000		1,599,771
Youngstown:
5.375%, 12/1/2025 (Insured; AMBAC)	2,195,000		2,357,386
6%, 12/1/2031 (Insured; AMBAC)	2,370,000		2,634,492
U.S. Related—3.4%
Children’s Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds
Zero Coupon, 5/15/2050	17,000,000		1,046,520
Virgin Islands Public Finance Authority, Revenue:
(Virgin Islands Gross Receipts Taxes Loan Note)
6.375%, 10/1/2019	3,000,000		3,357,540
(Virgin Islands Matching Fund Loan Notes)
6%, 10/1/2022	3,000,000		3,116,640

Total Investments (cost $208,063,682)	98.4%		220,140,605

Cash and Receivables (Net)	1.6%		3,561,714

Net Assets	100.0%		223,702,319

The Fund

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	GIC	Guaranteed Investment Contract
AGC	ACE Guaranty Corporation	GNMA	Government National Mortgage
AGIC	Asset Guaranty Insurance Company		Association
AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	HR	Hospital Revenue
ARRN	Adjustable Rate Receipt Notes	IDB	Industrial Development Board
BAN	Bond Anticipation Notes	IDC	Industrial Development Corporation
BIGI	Bond Investors Guaranty Insurance	IDR	Industrial Development Revenue
BPA	Bond Purchase Agreement	LOC	Letter of Credit
CGIC	Capital Guaranty Insurance	LOR	Limited Obligation Revenue
	Company	LR	Lease Revenue
CIC	Continental Insurance Company	MBIA	Municipal Bond Investors Assurance
CIFG	CDC Ixis Financial Guaranty		Insurance Corporation
CMAC	Capital Market Assurance	MFHR	Multi-Family Housing Revenue
	Corporation	MFMR	Multi-Family Mortgage Revenue
COP	Certificate of Participation	PCR	Pollution Control Revenue
CP	Commercial Paper	RAC	Revenue Anticipation Certificates
EDR	Economic Development Revenue	RAN	Revenue Anticipation Notes
EIR	Environmental Improvement	RAW	Revenue Anticipation Warrants
	Revenue	RRR	Resources Recovery Revenue
FGIC	Financial Guaranty Insurance	SAAN	State Aid Anticipation Notes
	Company	SBPA	Standby Bond Purchase Agreement
FHA	Federal Housing Administration	SFHR	Single Family Housing Revenue
FHLB	Federal Home Loan Bank	SFMR	Single Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage	SONYMA	State of New York Mortgage Agency
	Corporation	SWDR	Solid Waste Disposal Revenue
FNMA	Federal National Mortgage	TAN	Tax Anticipation Notes
	Association	TAW	Tax Anticipation Warrants
FSA	Financial Security Assurance	TRAN	Tax and Revenue Anticipation Notes
GAN	Grant Anticipation Notes	XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%)†

AAA	Aaa	AAA	69.2
AA	Aa	AA	13.7
A	A	A	3.4
BBB	Baa	BBB	7.0
BB	Ba	BB	.1
Not Rated [d]	Not Rated [d]	Not Rated [d]	6.6
			100.0

†	Based on total investments.
[a]	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on
	the municipal issue and to retire the bonds in full at the earliest refunding date.
[b]	Inverse floater security—the interest rate is subject to change periodically.
[c]	Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, this security
	amounted to $8,510,237 or 3.8% of net assets.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund

13

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		208,063,682	220,140,605
Cash			320,031
Interest receivable			3,868,267
Receivable for shares of Beneficial Interest subscribed			13,055
Prepaid expenses			10,351
			224,352,309

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			187,241
Payable for shares of Beneficial Interest redeemed			426,859
Accrued expenses			35,890
			649,990

Net Assets ($)			223,702,319

Composition of Net Assets ($):
Paid-in capital			214,788,633
Accumulated undistributed investment income—net			1,746
Accumulated net realized gain (loss) on investments			(3,164,983)
Accumulated net unrealized appreciation
(depreciation) on investments			12,076,923

Net Assets ($)			223,702,319

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	189,054,795	24,508,772	10,138,752
Shares Outstanding	15,026,450	1,947,382	804,436

Net Asset Value Per Share ($)	12.58	12.59	12.60

See notes to financial statements.
14

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	5,768,920
Expenses:
Management fee—Note 3(a)	634,006
Shareholder servicing costs—Note 3(c)	374,896
Distribution fees—Note 3(b)	105,618
Professional fees	16,800
Custodian fees	12,412
Registration fees	9,981
Trustees’ fees and expenses—Note 3(d)	3,199
Loan commitment fees—Note 2	989
Prospectus and shareholders’ reports	306
Miscellaneous	11,395
Total Expenses	1,169,602
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(6,372)
Net Expenses	1,163,230
Investment Income—Net	4,605,690

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(48,712)
Net unrealized appreciation (depreciation) on investments	(3,499,485)
Net Realized and Unrealized Gain (Loss) on Investments	(3,548,197)
Net Increase in Net Assets Resulting from Operations	1,057,493

See notes to financial statements.

The Fund

15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Operations ($):
Investment income—net	4,605,690	9,601,293
Net realized gain (loss) on investments	(48,712)	(250,834)
Net unrealized appreciation
(depreciation) on investments	(3,499,485)	5,993,494
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,057,493	15,343,953

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(3,954,622)	(8,080,691)
Class B shares	(478,501)	(1,177,164)
Class C shares	(172,101)	(342,157)
Total Dividends	(4,605,224)	(9,600,012)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	9,212,691	10,571,876
Class B shares	330,670	802,510
Class C shares	1,073,564	1,342,021
Dividends reinvested:
Class A shares	2,686,791	5,401,184
Class B shares	268,372	686,520
Class C shares	115,415	237,664
Cost of shares redeemed:
Class A shares	(9,790,378)	(29,570,748)
Class B shares	(4,446,341)	(11,325,271)
Class C shares	(1,292,608)	(2,463,196)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(1,841,824)	(24,317,440)
Total Increase (Decrease) in Net Assets	(5,389,555)	(18,573,499)

Net Assets ($):
Beginning of Period	229,091,874	247,665,373
End of Period	223,702,319	229,091,874

See notes to financial statements.
16

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Capital Share Transactions:
Class A [a]
Shares sold	720,547	835,329
Shares issued for dividends reinvested	210,456	425,864
Shares redeemed	(767,919)	(2,334,786)
Net Increase (Decrease) in Shares Outstanding	163,084	(1,073,593)

Class B [a]
Shares sold	25,863	63,436
Shares issued for dividends reinvested	21,007	54,166
Shares redeemed	(347,724)	(896,477)
Net Increase (Decrease) in Shares Outstanding	(300,854)	(778,875)

Class C
Shares sold	83,762	105,200
Shares issued for dividends reinvested	9,026	18,710
Shares redeemed	(101,205)	(195,250)
Net Increase (Decrease) in Shares Outstanding	(8,417)	(71,340)

[a]	During the period ended October 31, 2005, 169,051 Class B shares representing $2,165,591 were automatically converted to 169,100 Class A shares and during the period ended April 30, 2005, 507,882 Class B shares representing $6,422,532 were automatically converted to 508,041 Class A shares.
See notes to financial statements.

The Fund

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class A Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	12.78	12.48	12.84	12.48	12.29	11.88
Investment Operations:
Investment income—net	.26[b]	.52[b]	.52[b]	.55[b]	.58[b]	.61
Net realized and unrealized
gain (loss) on investments	(.20)	.30	(.36)	.36	.19	.41
Total from Investment Operations	.06	.82	.16	.91	.77	1.02
Distributions:
Dividends from investment
income—net	(.26)	(.52)	(.52)	(.55)	(.58)	(.61)
Net asset value, end of period	12.58	12.78	12.48	12.84	12.48	12.29

Total Return (%) [c]	.48[d]	6.70	1.25	7.39	6.35	8.75

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92[e]	.91	.90	.92	.92	.91
Ratio of net expenses
to average net assets	.92[e]	.91	.90	.92	.92	.91
Ratio of net investment income
to average net assets	4.09[e]	4.12	4.09	4.33	4.64	5.02
Portfolio Turnover Rate	4.71[d]	5.30	18.49	48.42	32.20	27.53

Net Assets, end of period
($ X 1,000)	189,055	189,946	198,836	212,474	210,000	197,970

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.63% to 4.64%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

18

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class B Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	12.78	12.48	12.84	12.48	12.29	11.88
Investment Operations:
Investment income—net	.23[b]	.45[b]	.46[b]	.48[b]	.51[b]	.55
Net realized and unrealized
gain (loss) on investments	(.19)	.31	(.36)	.36	.20	.41
Total from Investment Operations	.04	.76	.10	.84	.71	.96
Distributions:
Dividends from investment
income—net	(.23)	(.46)	(.46)	(.48)	(.52)	(.55)
Net asset value, end of period	12.59	12.78	12.48	12.84	12.48	12.29

Total Return (%) [c]	.31[d]	6.15	.74	6.86	5.82	8.21

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.43[e]	1.42	1.41	1.42	1.42	1.41
Ratio of net expenses
to average net assets	1.43[e]	1.42	1.41	1.42	1.42	1.41
Ratio of net investment income
to average net assets	3.58[e]	3.61	3.59	3.82	4.13	4.51
Portfolio Turnover Rate	4.71[d]	5.30	18.49	48.42	32.20	27.53

Net Assets, end of period
($ X 1,000)	24,509	28,740	37,779	45,655	40,904	38,763

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.12% to 4.13%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

The Fund

19

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class C Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	12.80	12.50	12.86	12.50	12.30	11.89
Investment Operations:
Investment income—net	.21[b]	.42[b]	.42[b]	.45[b]	.48[b]	.52
Net realized and unrealized
gain (loss) on investments	(.20)	.31	(.36)	.36	.21	.41
Total from Investment Operations	.01	.73	.06	.81	.69	.93
Distributions:
Dividends from investment
income—net	(.21)	(.43)	(.42)	(.45)	(.49)	(.52)
Net asset value, end of period	12.60	12.80	12.50	12.86	12.50	12.30

Total Return (%) [c]	.10[d]	5.89	.48	6.60	5.65	7.92

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.68[e]	1.67	1.66	1.66	1.65	1.65
Ratio of net expenses
to average net assets	1.67[e]	1.67	1.66	1.66	1.65	1.65
Ratio of net investment income
to average net assets	3.33[e]	3.36	3.32	3.58	3.86	4.21
Portfolio Turnover Rate	4.71[d]	5.30	18.49	48.42	32.20	27.53

Net Assets, end of period
($ X 1,000)	10,139	10,406	11,051	10,163	9,407	5,163

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.85% to 3.86%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Ohio Series (the “fund”).The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, State income taxes, without undue risk. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

22

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $3,252,812 available for federal income taxes to be applied against future net securities profits, if any, realized subsequent to April 30, 2005. If not applied, $762,018 of the carryover expires in fiscal 2009, $2,103,420 expires in fiscal 2012 and $387,374 expires in fiscal 2013.

The tax character of all distributions paid to shareholders during the fiscal year ended April 30, 2005 was as follows: tax exempt income $9,600,012. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2005, the Distributor retained $4,599 from commissions earned on sales of the fund’s Class A shares, and $15,024 and $2,559 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2005, Class B and Class C shares were charged $66,815 and $38,803, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make pay-

24

ments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2005, Class A, Class B and Class C shares were charged $241,843, $33,408 and $12,934, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2005, the fund was charged $71,865 pursuant to the transfer agency agreement.

During the period ended October 31, 2005, the fund was charged $1,851 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $105,253, Rule 12b-1 distribution plan fees $17,049, shareholder services plan fees $47,950, chief compliance officer fees $1,239 and transfer agent per account fees $15,750.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2005, amounted to $10,552,984 and $11,718,474, respectively.

At October 31, 2005, accumulated net unrealized appreciation on investments was $12,076,923, consisting of $12,218,085 gross unrealized appreciation and $141,162 gross unrealized depreciation.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund

25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Trust held on August 2 and

3, 2005, the Board considered the re-approval for an annual period of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

26

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant emphasis on comparisons to a group of comparable funds and Lipper category averages, as applicable.The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund.The Board discussed the results of the comparisons for various periods ended June 30, 2005, and noted that the fund’s income performance was higher than the comparison group and Lipper category averages for the 1-, 3-, 5- and 10-year periods. The Board members also noted that the fund’s total return was higher than the comparison group averages for the 1- and 3- year periods, but was lower for the 5- and 10-year periods, and that the fund’s total return was higher than the Lipper category averages for all reported periods.The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios for the funds in the comparison group.The fund’s management fee was slightly higher than the fund’s comparison group average.The Board noted that the fund’s total expense ratio was higher than the fund’s comparison group average, but was lower than the Lipper category average.

Representatives of the Manager noted that there were no other mutual funds managed by the Manager or its affiliates with similar investment objectives, policies, and strategies, as the fund and no institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine

The Fund

27

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

such expenses and profit.The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reason-able.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

28

At the conclusion of these discussions, each of the Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the Trust’s Management Agreement with respect to the fund. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Trust’s Management Agreement with respect to the fund was in the best interests of the fund and its shareholders.

The Fund

29

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Ohio Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Dreyfus Premier State
Municipal Bond Fund,
Pennsylvania Series

SEMIANNUAL REPORT October 31, 2005

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
21	Notes to Financial Statements
26	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Pennsylvania Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series, covering the six-month period from May 1, 2005, through October 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Douglas Gaylor.

Although tax-exempt bond yields recently started creeping upward, they generally held much of their value during the reporting period, as long-term bond yield spreads remained relatively narrow compared to short-term bond yields — despite historical norms. Low inflation expectations among U.S. investors, improving fiscal conditions among many municipalities and robust investor demand appear to have helped longer-term municipal bond prices withstand the potentially eroding effects of rising short-term interest rates.

As the end of 2005 approaches, some economists have suggested that the U.S. economy may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board, coupled with the potential effects of higher fuel prices on consumer spending, may set the tone for the financial markets in 2006.As always, we encourage you to talk with your financial advisor about the investment strategies and specific portfolio allocations that may be appropriate for you.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series perform relative to its benchmark?

For the six-month period ended October 31, 2005, the fund achieved total returns of 0.64% for Class A shares, 0.32% for Class B shares and 0.27% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 0.59% for the same period.2 In addition, the fund is reported in the Lipper Pennsylvania Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.51% for the reporting period.3

Although rising interest rates caused shorter-term bonds to lose value, longer-term municipal bond prices remained surprisingly stable over the reporting period as investors’ inflation expectations remained subdued.The fund generally produced a higher return than its Lipper category average, primarily due to income from its core holdings. In addition, the fund was generally in line with the Index, which contains bonds from many states, not just Pennsylvania, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

In its ongoing effort to forestall inflationary pressures, the Federal Reserve Board (the “Fed”) raised short-term interest rates at each of four meetings of its Federal Open Market Committee. As a result, the overnight federal funds rate climbed from 2.75% at the start of the reporting period to 3.75% by the end. On November 1, 2005, just one day after the close of the reporting period, the Fed acted again, hiking the federal funds rate to 4%.

Historically, fixed-income securities across the maturity spectrum have tended to lose value when the Fed tightens monetary policy. The reporting period proved to be different: until October 2005, longer-term bonds remained remarkably resilient as investors’ inflation expectations remained low. Robust investor demand provided further support for longer-term bond prices.

The fund also benefited during the reporting period from better fiscal conditions in Pennsylvania. Although the state’s relatively mature economy has not improved as much as other states, Pennsylvania nonetheless has enjoyed higher sales tax and income tax revenues.The state’s generally conservative fiscal policies and substantial budget reserves also enabled it to maintain a “double-A” credit rating.

4

In this environment, the fund continued to enjoy relatively high levels of income from its core, seasoned holdings. The fund also benefited from its focus on securities with maturities in the 20-year range, which fared well during a period of unusually strong prices for longer-term bonds and provided incrementally higher levels of income than shorter-maturity securities. Although our emphasis on higher-quality bonds slightly hindered the fund’s relative performance, we did not see enough value in lower-rated, higher-yielding credits to justify the greater levels of risk they typically entail.

What is the fund’s current strategy?

While we believe that the Fed is closer to the end of its credit-tightening campaign than the beginning, stronger-than-expected economic growth and rising inflationary pressures suggest to us that the Fed is likely to raise short-term interest rates more than most analysts previously expected. In addition, longer-term bond yields recently have begun to move higher. Accordingly, we recently have adopted a more cautious investment posture. When making new purchases, we have continued to emphasize higher-quality bonds from Pennsylvania issuers, including premium-priced bonds that historically have held more of their value during market declines.

November 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund

5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.85	$ 7.42	$ 8.53
Ending value (after expenses)	$1,006.40	$1,003.20	$1,002.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2005

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.89	$ 7.48	$ 8.59
Ending value (after expenses)	$1,020.37	$1,017.80	$1,016.69

† Expenses are equal to the fund’s annualized expense ratio of .96% for Class A, 1.47% for Class B and 1.69%
for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments—95.7%	Amount ($)	Value ($)

Allegheny County Hospital Development Authority,
Revenue (Hospital—South Hills Health)
5.125%, 5/1/2029	1,100,000	1,036,970
Allegheny County Sanitary Authority, Sewer Revenue
5%, 12/1/2019 (Insured; MBIA)	1,900,000	1,996,805
Bethlehem Area Vocational Technical School Authority,
LR 5%, 9/1/2019 (Insured; MBIA)	895,000	937,647
Bristol Borough School District, GO
5.25%, 3/1/2031 (Insured; FSA)	1,000,000	1,061,050
Bucks County Water and Sewer Authority, Revenue:
5.375%, 6/1/2018 (Insured; AMBAC)	1,255,000	1,359,629
Collection Sewer Systems:
5.375%, 6/1/2017 (Insured; AMBAC)	1,340,000	1,452,493
5%, 6/1/2019 (Insured; AMBAC)	1,480,000	1,553,467
Butler County Industrial Development Authority:
Health Care Facilities Revenue
(Saint John Care Center) 5.80%, 4/20/2029
(Collateralized; GNMA)	6,180,000	6,559,576
MFHR (Greenview Gardens Apartments):
6%, 7/1/2023	475,000	494,570
6.25%, 7/1/2033	880,000	915,174
Central Bucks School District
5%, 5/15/2022 (Insured; FGIC)	580,000	603,890
Charleroi Area School Authority, School Revenue
Zero Coupon, 10/1/2020 (Insured; FGIC)	2,000,000	994,360
Council Rock School District
5%, 11/15/2020 (Insured; MBIA)	1,400,000	1,469,594
Cumberland County Municipal Authority,
College Revenue (Messiah College):
5.125%, 10/1/2006 (Insured; AMBAC)	950,000 [a]	968,135
5.125%, 10/1/2015 (Insured; AMBAC)	50,000	50,791
Dauphin County General Authority, Revenue
(Office and Parking, Riverfront Office) 6%, 1/1/2025	3,000,000	2,761,230
Delaware County Industrial Development Authority,
Water Facilities Revenue (Aqua Pennsylvania, Inc. Project)
5%, 11/1/2037 (Insured; FGIC)	5,165,000	5,228,684
Dover Area School District, GO
5.375%, 4/1/2018 (Insured; FGIC)	2,195,000	2,381,114
Harrisburg Authority, Office and Parking Revenue
6%, 5/1/2008	2,000,000 [a]	2,130,640

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

Harrisburg Redevelopment Authority, Revenue:
Zero Coupon, 5/1/2018 (Insured; FSA)	2,750,000		1,527,212
Zero Coupon, 11/1/2018 (Insured; FSA)	2,750,000		1,490,775
Zero Coupon, 11/1/2019 (Insured; FSA)	2,750,000		1,414,407
Zero Coupon, 5/1/2020 (Insured; FSA)	2,750,000		1,369,940
Zero Coupon, 11/1/2020 (Insured; FSA)	2,500,000		1,215,825
Health Care Facilities Authority of Sayre,
Revenue (Guthrie Health Issue):
5.85%, 12/1/2020	3,000,000		3,226,920
5.75%, 12/1/2021	4,750,000		5,074,093
Jim Thorpe Area School District, GO
5%, 3/15/2018 (Insured; FSA)	1,130,000		1,199,834
Kennett Consolidated School District, GO:
5.25%, 2/15/2017 (Insured; FGIC)	1,440,000		1,547,093
5.25%, 2/15/2018 (Insured; FGIC)	1,895,000		2,033,468
5.25%, 2/15/2020 (Insured; FGIC)	1,000,000		1,072,410
McKeesport Area School District, GO:
Zero Coupon, 10/1/2021 (Insured; AMBAC)	2,915,000		1,387,248
Zero Coupon, 10/1/2021 (Insured; AMBAC)	540,000		254,205
Monroe County Hospital Authority, HR
(Pocono Medical Center)
5.50%, 1/1/2022 (Insured; Radian)	1,455,000		1,524,520
Monroeville Municipal Authority,
Sanitary Sewer Revenue
5.25%, 12/1/2016 (Insured; MBIA)	1,095,000		1,182,939
Montgomery County Higher Education and Health
Authority, First Mortgage Revenue
(AHF/Montgomery Inc. Project) 10.50%, 9/1/2020	2,570,000		2,602,511
Mount Lebanon School District, GO:
5%, 2/15/2013 (Insured; MBIA)	1,735,000	[a]	1,865,229
5%, 2/15/2013 (Insured; MBIA)	2,870,000	[a]	3,085,422
North Allegheny School District
5.05%, 11/1/2021 (Insured; FGIC)	1,455,000		1,530,151
North Schuylkill School District,
Schuykill and Columbia Counties, GO
5%, 11/15/2028 (Insured; FGIC)	635,000		652,983
Northampton County General Purpose Authority,
County Agreement Revenue
5.125%, 10/1/2020 (Insured; FSA)	2,225,000		2,365,064
Northampton County Industrial Development Authority,
Mortgage Revenue (Moravian Hall Square Project)
5%, 7/1/2017 (Insured; Radian)	1,890,000		1,944,886

8

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

Pennridge School District
5%, 2/15/2021 (Insured; MBIA)	1,000,000		1,044,800
Pennsylvania Finance Authority, Guaranteed Revenue
(Penn Hills Project):
5.45%, 12/1/2010 (Insured; FGIC)	445,000	[a]	484,903
5.45%, 12/1/2019 (Insured; FGIC)	2,170,000		2,344,750
Zero Coupon, 12/1/2022 (Insured; FGIC)	1,200,000		530,112
Zero Coupon, 12/1/2023 (Insured; FGIC)	3,790,000		1,582,060
Zero Coupon, 12/1/2024 (Insured; FGIC)	3,790,000		1,496,254
Zero Coupon, 12/1/2025 (Insured; FGIC)	3,790,000		1,415,679
Pennsylvania Higher Educational
Facilities Authority, Revenue:
(State Higher Education System):
5%, 6/15/2019 (Insured; AMBAC)	560,000		587,804
5%, 6/15/2020 (Insured; AMBAC)	1,915,000		2,007,533
(UPMC Health System) 6%, 1/15/2022	5,000,000		5,426,300
Pennsylvania Housing Finance Agency:
5%, 4/1/2016	2,000,000		2,056,600
Capital Fund Securitization Revenue
5%, 12/1/2025 (Insured; FSA)	2,485,000	[b]	2,557,314
SFMR:
5.10%, 10/1/2020	5,000,000		5,133,650
4.70%, 10/1/2025	3,985,000		3,946,704
Pennsylvania Intergovernmental Cooperative Authority,
Special Tax Revenue
(Philadelphia Funding Program):
5.25%, 6/15/2015 (Insured; FGIC)	1,000,000		1,058,970
5.50%, 6/15/2016 (Insured; FGIC)	2,750,000		2,787,950
5%, 6/15/2018 (Insured; FGIC)	5,580,000		5,832,216
Pennsylvania Public School Building Authority, Revenue:
(Central Montgomery County Area):
5.25%, 5/15/2017 (Insured; FGIC)	1,055,000		1,139,674
5.25%, 5/15/2018 (Insured; FGIC)	1,110,000		1,196,602
(Marple Newtown School District Project)
5%, 3/1/2019 (Insured; MBIA)	3,680,000		3,860,210
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue:
5.25%, 12/1/2018 (Insured; AMBAC)	3,780,000		3,973,649
5.25%, 12/1/2018 (Insured; AMBAC)	2,740,000		2,903,934
5%, 12/1/2023 (Insured; AMBAC)	425,000		442,179
Philadelphia Authority for Industrial Development, LR
5.50%, 10/1/2015 (Insured; FSA)	2,870,000		3,146,352

The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Philadelphia Gas Works, Revenue
(1998 General Ordinance-4th Series)
5.25%, 8/1/2022 (Insured; FSA)	2,000,000	2,121,940
Philadelphia Hospitals and Higher
Education Facilities Authority,
Revenue (Jefferson Health System) 5%, 5/15/2011	2,000,000	2,072,160
Philadelphia Housing Authority,
Capital Fund Program Revenue
5%, 12/1/2021 (Insured; FSA)	1,685,000	1,751,338
Philadelphia Redevelopment Authority, Revenue
(Neighborhood Transformation)
5.50%, 4/15/2018 (Insured; FGIC)	3,600,000	3,914,100
Philadelphia Water and Wastewater, Revenue
5.60%, 8/1/2018 (Insured; MBIA)	800,000	814,016
Pittsburgh 5.50%, 9/1/2007 (Insured; AMBAC)	2,580,000 [a]	2,688,566
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group) 5%, 11/1/2014	1,495,000	1,544,320
Scranton School District (Notes):
5%, 4/1/2018 (Insured; MBIA)	1,390,000	1,459,945
5%, 4/1/2019 (Insured; MBIA)	2,710,000	2,843,007
South Side Area School District, GO
5.25%, 6/1/2015 (Insured; FGIC)	2,080,000	2,216,053
Southeastern Pennsylvania Transportation Authority,
Special Revenue 5.375%, 3/1/2017 (Insured; FGIC)	3,000,000	3,134,220
Spring-Ford Area School District
5%, 4/1/2021 (Insured; FSA)	1,015,000	1,060,574
State Public School Building Authority:
School LR (Daniel Boone Area School District Project):
5%, 4/1/2018 (Insured; MBIA)	1,040,000	1,097,470
5%, 4/1/2019 (Insured; MBIA)	1,070,000	1,125,908
5%, 4/1/2020 (Insured; MBIA)	1,100,000	1,153,328
School Revenue (Tuscarora School District Project)
5%, 4/1/2023 (Insured; FSA)	750,000	781,125
University Area Joint Authority, Sewer Revenue:
5%, 11/1/2017 (Insured; MBIA)	1,660,000	1,751,217
5%, 11/1/2018 (Insured; MBIA)	2,010,000	2,114,862
Upper Darby School District, GO:
5%, 5/1/2023 (Insured; FGIC)	670,000	701,738
5%, 5/1/2024 (Insured; FGIC)	430,000	449,346

10

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

Upper Merion Area School District, GO:
5.25%, 2/15/2018	1,785,000		1,917,750
5.25%, 2/15/2021	1,000,000		1,073,720
Washington County Industrial Development Authority,
PCR (West Pennsylvania Power Co. Mitchell)
6.05%, 4/1/2014 (Insured; AMBAC)	3,000,000		3,067,530
Total Long-Term Municipal Investments
(cost $164,231,198)			171,333,386

Short-Term Municipal Investments—4.2%

Pennsylvania Higher Educational Facilities Authority,
Revenue (Carnegie Mellon University):
2.70% (Liquidity Facility; JPMorgan Chase Bank)	2,200,000	[c]	2,200,000
2.70% (Liquidity Facility; JPMorgan Chase Bank)	1,500,000	[c]	1,500,000
Philadelphia Authority for Industrial Development Revenue
(NewCourtland Elder Services Project)
2.68% (LOC; PNC Bank)	1,000,000	[c]	1,000,000
The Hospitals and Higher Education Facilities
Authority of Philadelphia, HR
(The Children’s Hospital of Philadelphia Project):
2.70% (Insured; MBIA)	1,050,000	[c]	1,050,000
2.70% (Liquidity Facility; Bank of America)	1,200,000	[c]	1,200,000
Schuylkill County Industrial Development Authority,
RRR (Northeastern Power Co. Project)
2.73% (LOC; Dexia Credit Locale)	600,000	[c]	600,000
Total Short-Term Municipal Investments
(cost $7,550,000)			7,550,000

Total Investments (cost $171,781,198)	99.9%		178,883,386
Cash and Receivables (Net)	.1%		111,017
Net Assets	100.0%		178,994,403

The Fund

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	GIC	Guaranteed Investment Contract
AGC	ACE Guaranty Corporation	GNMA	Government National Mortgage
AGIC	Asset Guaranty Insurance Company		Association
AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	HR	Hospital Revenue
ARRN	Adjustable Rate Receipt Notes	IDB	Industrial Development Board
BAN	Bond Anticipation Notes	IDC	Industrial Development Corporation
BIGI	Bond Investors Guaranty Insurance	IDR	Industrial Development Revenue
BPA	Bond Purchase Agreement	LOC	Letter of Credit
CGIC	Capital Guaranty Insurance	LOR	Limited Obligation Revenue
	Company	LR	Lease Revenue
CIC	Continental Insurance Company	MBIA	Municipal Bond Investors Assurance
CIFG	CDC Ixis Financial Guaranty		Insurance Corporation
CMAC	Capital Market Assurance	MFHR	Multi-Family Housing Revenue
	Corporation	MFMR	Multi-Family Mortgage Revenue
COP	Certificate of Participation	PCR	Pollution Control Revenue
CP	Commercial Paper	RAC	Revenue Anticipation Certificates
EDR	Economic Development Revenue	RAN	Revenue Anticipation Notes
EIR	Environmental Improvement	RAW	Revenue Anticipation Warrants
	Revenue	RRR	Resources Recovery Revenue
FGIC	Financial Guaranty Insurance	SAAN	State Aid Anticipation Notes
	Company	SBPA	Standby Bond Purchase Agreement
FHA	Federal Housing Administration	SFHR	Single Family Housing Revenue
FHLB	Federal Home Loan Bank	SFMR	Single Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage	SONYMA	State of New York Mortgage Agency
	Corporation	SWDR	Solid Waste Disposal Revenue
FNMA	Federal National Mortgage	TAN	Tax Anticipation Notes
	Association	TAW	Tax Anticipation Warrants
FSA	Financial Security Assurance	TRAN	Tax and Revenue Anticipation Notes
GAN	Grant Anticipation Notes	XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or Standard & Poor’s	Value (%)†

AAA	Aaa	AAA	71.9
AA	Aa	AA	14.9
A	A	A	4.6
BBB	Baa	BBB	1.4
F1	MIG1/P1	SP1/A1	4.2
Not Rated [d]	Not Rated [d]	Not Rated [d]	3.0
			100.0

†	Based on total investments.
[a]	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on
	the municipal issue and to retire the bonds in full at the earliest refunding date.
[b]	Purchased on a delayed delivery basis.
[c]	Securities payable on demand.Variable interest rate—subject to periodic change.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
[e]	At October 31, 2005, 25.9% of the fund’s net assets are insured by FGIC.
See notes to financial statements.

The Fund

13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		171,781,198	178,883,386
Cash			1,013,322
Interest receivable			2,170,575
Receivable for shares of Beneficial Interest subscribed			72,069
Receivable for investment securities sold			24,910
Prepaid expenses			9,234
			182,173,496

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			136,329
Payable for investment securities purchased			2,564,247
Payable for shares of Beneficial Interest redeemed			432,462
Accrued expenses			46,055
			3,179,093

Net Assets ($)			178,994,403

Composition of Net Assets ($):
Paid-in capital			176,006,552
Accumulated undistributed investment income—net			58,761
Accumulated net realized gain (loss) on investments			(4,173,098)
Accumulated net unrealized appreciation
(depreciation) on investments			7,102,188

Net Assets ($)			178,994,403

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	151,351,440	24,810,088	2,832,875
Shares Outstanding	9,466,735	1,553,271	177,095

Net Asset Value Per Share ($)	15.99	15.97	16.00

See notes to financial statements.
14

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	4,380,881
Expenses:
Management fee—Note 3(a)	512,536
Shareholder servicing costs—Note 3(c)	321,546
Distribution fees—Note 3(b)	78,733
Professional fees	15,508
Custodian fees	11,882
Prospectus and shareholders’ reports	10,087
Registration fees	9,100
Trustees’ fees and expenses—Note 3(d)	2,458
Loan commitment fees—Note 2	567
Miscellaneous	13,119
Total Expenses	975,536
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(4,505)
Net Expenses	971,031
Investment Income—Net	3,409,850

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	192,952
Net unrealized appreciation (depreciation) on investments	(2,450,969)
Net Realized and Unrealized Gain (Loss) on Investments	(2,258,017)
Net Increase in Net Assets Resulting from Operations	1,151,833

See notes to financial statements.

The Fund

15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Operations ($):
Investment income—net	3,409,850	7,260,933
Net realized gain (loss) on investments	192,952	623,430
Net unrealized appreciation
(depreciation) on investments	(2,450,969)	4,248,480
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,151,833	12,132,843

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,922,435)	(6,088,970)
Class B shares	(437,816)	(1,075,841)
Class C shares	(43,478)	(84,431)
Total Dividends	(3,403,729)	(7,249,242)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	5,251,720	7,468,754
Class B shares	293,613	805,747
Class C shares	52,757	402,021
Dividends reinvested:
Class A shares	1,818,867	3,750,179
Class B shares	266,416	658,787
Class C shares	29,103	54,425
Cost of shares redeemed:
Class A shares	(9,240,504)	(21,566,890)
Class B shares	(4,728,517)	(8,371,401)
Class C shares	(52,053)	(341,890)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(6,308,598)	(17,140,268)
Total Increase (Decrease) in Net Assets	(8,560,494)	(12,256,667)

Net Assets ($):
Beginning of Period	187,554,897	199,811,564
End of Period	178,994,403	187,554,897
Undistributed investment income—net	58,761	—

16

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Capital Share Transactions:
Class A [a]
Shares sold	323,418	465,821
Shares issued for dividends reinvested	112,032	233,480
Shares redeemed	(569,134)	(1,349,737)
Net Increase (Decrease) in Shares Outstanding	(133,684)	(650,436)

Class B [a]
Shares sold	18,087	50,301
Shares issued for dividends reinvested	16,420	41,065
Shares redeemed	(291,345)	(523,381)
Net Increase (Decrease) in Shares Outstanding	(256,838)	(432,015)

Class C
Shares sold	3,224	24,846
Shares issued for dividends reinvested	1,792	3,385
Shares redeemed	(3,199)	(21,359)
Net Increase (Decrease) in Shares Outstanding	1,817	6,872

[a]	During the period ended October 31, 2005, 220,171 Class B shares representing $3,574,040 were automatically converted to 220,021 Class A shares and during the period ended April 30, 2005, 281,315 Class B shares representing $4,502,011 were automatically converted to 281,060 Class A shares.
See notes to financial statements.

The Fund

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class A Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	16.19	15.78	16.13	15.47	15.40	14.94
Investment Operations:
Investment income—net	.31[b]	.62[b]	.63[b]	.66[b]	.72[b]	.77
Net realized and unrealized
gain (loss) on investments	(.20)	.41	(.34)	.69	.07	.46
Total from Investment Operations	.11	1.03	.29	1.35	.79	1.23
Distributions:
Dividends from
investment income—net	(.31)	(.62)	(.63)	(.66)	(.71)	(.77)
Dividends from net realized
gain on investments	—	—	(.01)	(.03)	(.01)	(.00)[c]
Total Distributions	(.31)	(.62)	(.64)	(.69)	(.72)	(.77)
Net asset value, end of period	15.99	16.19	15.78	16.13	15.47	15.40

Total Return (%) [d]	.64[e]	6.62	1.78	8.86	5.18	8.37

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96[f]	.95	.94	.94	.93	.92
Ratio of net expenses
to average net assets	.96[f]	.95	.94	.94	.93	.92
Ratio of net investment income
to average net assets	3.75[f]	3.86	3.92	4.16	4.60	5.02
Portfolio Turnover Rate	8.18[e]	10.18	6.39	33.76	36.46	23.01

Net Assets, end of period
($ x 1,000)	151,351	155,436	161,796	191,003	190,173	188,473

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.57% to 4.60%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Annualized.
See notes to financial statements.
18

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class B Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	16.18	15.77	16.11	15.46	15.38	14.93
Investment Operations:
Investment income—net	.26[b]	.53[b]	.55[b]	.58[b]	.64[b]	.69
Net realized and unrealized
gain (loss) on investments	(.21)	.42	(.34)	.68	.08	.45
Total from Investment Operations	.05	.95	.21	1.26	.72	1.14
Distributions:
Dividends from
investment income—net	(.26)	(.54)	(.54)	(.58)	(.63)	(.69)
Dividends from net realized
gain on investments	—	—	(.01)	(.03)	(.01)	(.00)[c]
Total Distributions	(.26)	(.54)	(.55)	(.61)	(.64)	(.69)
Net asset value, end of period	15.97	16.18	15.77	16.11	15.46	15.38

Total Return (%) [d]	.32[e]	6.08	1.32	8.25	4.72	7.75

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.47[f]	1.46	1.45	1.45	1.43	1.43
Ratio of net expenses
to average net assets	1.47[f]	1.46	1.45	1.45	1.43	1.43
Ratio of net investment income
to average net assets	3.23[f]	3.35	3.41	3.65	4.08	4.50
Portfolio Turnover Rate	8.18[e]	10.18	6.39	33.76	36.46	23.01

Net Assets, end of period
($ x 1,000)	24,810	29,280	35,356	42,076	40,775	38,593

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.05% to 4.08%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Annualized.

See notes to financial statements. The Fund 19

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class C Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	16.20	15.79	16.14	15.48	15.40	14.95
Investment Operations:
Investment income—net	.25[b]	.50[b]	.51[b]	.54[b]	.60[b]	.66
Net realized and unrealized
gain (loss) on investments	(.20)	.41	(.34)	.69	.09	.45
Total from Investment Operations	.05	.91	.17	1.23	.69	1.11
Distributions:
Dividends from
investment income—net	(.25)	(.50)	(.51)	(.54)	(.60)	(.66)
Dividends from net realized
gain on investments	—	—	(.01)	(.03)	(.01)	(.00)[c]
Total Distributions	(.25)	(.50)	(.52)	(.57)	(.61)	(.66)
Net asset value, end of period	16.00	16.20	15.79	16.14	15.48	15.40

Total Return (%) [d]	.27[e]	5.83	1.03	8.07	4.48	7.49

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69[f]	1.69	1.68	1.67	1.66	1.67
Ratio of net expenses
to average net assets	1.69[f]	1.69	1.68	1.67	1.66	1.67
Ratio of net investment income
to average net assets	3.01[f]	3.11	3.18	3.44	3.83	4.23
Portfolio Turnover Rate	8.18[e]	10.18	6.39	33.76	36.46	23.01

Net Assets, end of period
($ x 1,000)	2,833	2,839	2,659	3,036	3,568	2,355

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.80% to 3.83%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Annualized.
See notes to financial statements.
20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Pennsylvania Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” ) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

22

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $4,366,050 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2005. If not applied, $1,479,213 of the carryover expires in fiscal 2011 and $2,886,837 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2005 was as follows: tax exempt income $7,249,242. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2005, the Distributor retained $4,176 from commissions earned on sales of the fund’s Class A shares and $15,315 and $904 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2005, Class B and Class C shares were charged $67,888 and $10,845, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make pay-

24

ments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2005, Class A, Class B and Class C shares were charged $195,412, $33,944 and $3,615, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2005, the fund was charged $50,970 pursuant to the transfer agency agreement.

During the period ended October 31, 2005, the fund was charged $1,851 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $84,295, Rule 12b-1 distribution plan fees $12,479, shareholder services plan fees $38,316 and chief compliance officer fees $1,239.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2005, amounted to $14,700,346 and $20,390,471, respectively.

At October 31, 2005, accumulated net unrealized appreciation on investments was $7,102,188, consisting of $7,503,331 gross unrealized appreciation and $401,143 gross unrealized depreciation.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund

25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Trust held on August 2 and

3, 2005, the Board considered the re-approval for an annual period of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant emphasis on

26

comparisons to a group of comparable funds and Lipper category averages, as applicable. The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund. The Board discussed the results of the comparisons for various periods ended June 30, 2005, and noted that the fund’s income performance was lower than the comparison group averages for the 1-, 3-, 5- and 10-year periods and lower than the Lipper category averages for the 1-, 3- and 5-year periods. The Board members also noted that the fund’s total return was lower than the comparison group averages, but higher than the Lipper category averages, for all reported periods.The Board members noted that the fund’s total return was higher than the comparison group and Lipper category averages for the more recent 3-month period. The Board members discussed with representatives of the Manager the reasons for the fund’s underperformance compared to the comparison group and Lipper category averages for the applicable periods, and the Manager’s efforts to improve performance. The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios for the funds in the comparison group.The fund’s management fee was slightly higher than the fund’s comparison group average.The Board noted that the fund’s total expense ratio was higher than the fund’s comparison group average, but was lower than the Lipper category average.

Representatives of the Manager noted that there were no other mutual funds managed by the Manager or its affiliates with similar investment objectives, policies, and strategies, as the fund and no institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s

The Fund

27

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each of the Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continua-

28

tion of the Trust’s Management Agreement with respect to the fund. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the Manager’s efforts to improve the fund’s performance as discussed at the meeting, but concluded that it was necessary to continue to monitor the performance of the fund and its portfolio management team.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Trust’s Management Agreement with respect to the fund was in the best interests of the fund and its shareholders.

The Fund

29

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Pennsylvania Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Dreyfus Premier State
Municipal Bond Fund,
Texas Series

SEMIANNUAL REPORT October 31, 2005

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
25	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Texas Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Texas Series, covering the six-month period from May 1, 2005, through October 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Douglas Gaylor.

Although tax-exempt bond yields recently started creeping upward, they generally held much of their value during the reporting period, as long-term bond yield spreads remained relatively narrow compared to short-term bond yields — despite historical norms. Low inflation expectations among U.S. investors, improving fiscal conditions among many municipalities and robust investor demand appear to have helped longer-term municipal bond prices withstand the potentially eroding effects of rising short-term interest rates.

As the end of 2005 approaches, some economists have suggested that the U.S. economy may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board, coupled with the potential effects of higher fuel prices on consumer spending, may set the tone for the financial markets in 2006.As always, we encourage you to talk with your financial advisor about the investment strategies and specific portfolio allocations that may be appropriate for you.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Texas Series perform relative to its benchmark?

For the six-month period ended October 31, 2005, the fund achieved total returns of 0.78% for Class A shares, 0.53% for Class B shares and 0.45% for Class C shares.1The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 0.59% for the same period.2 In addition, the fund is reported in the Lipper Texas Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.44% for the reporting period.3

Although rising interest rates caused shorter-term bonds to lose some of their value, longer-term municipal bond prices remained surprisingly stable over the reporting period as investors’ inflation expectations remained subdued. The fund produced higher returns than its Lipper category average, primarily due to income from its core holdings. In addition, the fund generally produced a higher return than the Index, which contains bonds from many states, not just Texas, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

In its ongoing effort to forestall inflationary pressures, the Federal Reserve Board (the “Fed”) raised short-term interest rates at each of four meetings of its Federal Open Market Committee.As a result, the overnight federal funds rate climbed from 2.75% at the start of the reporting period to 3.75% by the end. On November 1, 2005, just one day after the close of the reporting period, the Fed acted again, hiking the federal funds rate to 4%.

Historically, fixed-income securities across the maturity spectrum have tended to lose value when the Fed tightens monetary policy. Most of the reporting period proved to be different: until October 2005, longer-term bonds remained remarkably resilient as investors’ inflation expectations remained persistently low. In addition, robust investor demand provided further support for longer-term bond prices.

The fund also benefited during the reporting period from better fiscal conditions in Texas. As the national economy and conditions in the energy production industry improved, the state enjoyed higher sales tax revenues. The state’s generally conservative fiscal policies also enabled it to maintain a “double-A” credit rating.

In this environment, the fund continued to enjoy relatively high levels of income from its core, seasoned holdings. The fund also bene-

4

fited from its focus on securities with maturities in the 20-year range, which fared well during a period of unusually strong prices for longer-term bonds. At the same time, the fund’s shorter-term holdings helped keep its overall sensitivity to interest-rate changes slightly below industry averages. Although our emphasis on higher-quality bonds slightly hindered the fund’s relative performance, we did not see enough value in lower-rated, higher-yielding credits to justify the greater levels of risk they typically entail.

What is the fund’s current strategy?

While we believe that the Fed is closer to the end of its credit-tightening campaign than the beginning, stronger-than-expected economic growth and signs of rising inflationary pressures suggest to us that the Fed is likely to raise short-term interest rates more than most analysts previously expected. In addition, longer-term bond yields recently have begun to move higher.Accordingly, we have maintained a generally cautious investment posture.When making new purchases, we have continued to emphasize higher-quality bonds from Texas issuers, including premium-priced bonds that historically have held more of their value during market declines.

November 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Texas residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
Return figures provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3] Source: Lipper Inc.

The Fund

5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund,Texas Series from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.25	$ 6.77	$ 8.03
Ending value (after expenses)	$1,007.80	$1,005.30	$1,004.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2005

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.28	$ 6.82	$ 8.08
Ending value (after expenses)	$1,020.97	$1,018.45	$1,017.19

† Expenses are equal to the fund’s annualized expense ratio of .84% for Class A, 1.34% for Class B and 1.59%
for Class C; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments—98.0%	Amount ($)	Value ($)

Aledo Independent School District
(Permanent School Fund Guaranteed)
Zero Coupon, 2/15/2014	1,225,000	858,174
Austin, Utility System Revenue
5.125%, 11/15/2016 (Insured; FSA)	1,110,000	1,146,708
Austin Convention Enterprises Inc., Revenue
(Convention Center Hotel) 6.60%, 1/1/2021	1,000,000	1,058,460
Austin Independent School District
(Permanent School Fund Guaranteed)
5.75%, 8/1/2015	1,000,000	1,018,280
Barbers Hill Independent School District
5%, 2/15/2023 (Insured; AMBAC)	540,000	562,151
Castleberry Independent School District
(Permanent School Fund Guaranteed)
5.70%, 8/15/2021	830,000	844,774
Coastal Water Authority, Water Conveyance System
6.25%, 12/15/2017 (Insured; AMBAC)	2,170,000	2,173,689
Comal Independent School District
(Permanent School Fund Guaranteed)
5%, 2/1/2018	1,305,000	1,370,420
Corpus Christi:
(Hotel Occupancy) 5.50%, 9/1/2018 (Insured; FSA)	1,955,000	2,136,659
Utility System Revenue 5%, 7/15/2021 (Insured; FSA)	1,000,000	1,042,110
Del Mar College District
5.25%, 8/15/2017 (Insured; FGIC)	1,295,000	1,392,462
Denton Independent School District
(Permanent School Fund Guaranteed)
Zero Coupon, 8/15/2023	2,630,000	1,020,677
El Paso Independent School District
(Permanent School Fund Guaranteed)
5%, 8/15/2020	415,000	433,658
Fort Worth, General Purpose 5%, 3/1/2020	700,000	733,677
Frenship Independent School District,
Tax School Building
(Permanent School Fund Guaranteed)
Zero Coupon, 2/15/2021	470,000	221,168
Galveston County, Certificates Obligation
5.25%, 2/1/2018 (Insured; AMBAC)	1,000,000	1,059,530
Grape Creek-Pulliam Independent School District
Public Facility Corp., School Facility LR
7.25%, 5/15/2006	1,200,000 [a]	1,250,136

	The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Houston, Certificates Obligation:
5.625%, 3/1/2011	550,000 [a]	603,636
5.625%, 3/1/2011	300,000 [a]	329,256
Houston, Water and Sewer Systems Revenue:
5%, 12/1/2018 (Insured; FSA)	1,145,000	1,195,872
Zero Coupon, 12/1/2019 (Insured; FSA)	2,000,000	1,042,520
Zero Coupon, 12/1/2019 (Insured; FSA)	750,000	388,102
Katy Independent School District
(Permanent School Fund Guaranteed)
5.75%, 2/15/2009	405,000 [a]	435,334
Lake Worth Independent School District,
Tax School Building
(Permanent School Fund Guaranteed)
Zero Coupon, 2/15/2023	1,435,000	604,852
Lakeway Municipal Utility District
Zero Coupon, 9/1/2013 (Insured; FGIC)	1,850,000	1,334,756
Laredo Independent School District Public Facility Corp.
LR:
Series A, 5%, 8/1/2021 (Insured; AMBAC)	1,000,000	1,028,330
Series F, 5%, 8/1/2021 (Insured; AMBAC)	740,000	766,892
5%, 8/1/2029 (Insured; AMBAC)	1,000,000	1,018,170
Lubbock Electric Light and Power System
5%, 4/15/2018 (Insured; MBIA)	505,000	526,902
Lubbock Health Facilities Development Corp.,
Revenue (Sears Plains Project)
5.50%, 1/20/2021 (Collateralized; GNMA)	995,000	1,042,730
Lubbock Housing Finance Corp., MFHR
(Las Colinas Quail Creek Apartments)
6%, 7/1/2022	1,175,000	1,205,009
Mesquite Independent School District
(Permanent School Fund Guaranteed):
5.50%, 8/15/2019	1,045,000	1,141,537
5.50%, 8/15/2020	1,100,000	1,197,856
Zero Coupon, 8/15/2027	1,000,000	325,370
Midlothian Independent School District,
Tax School Building
(Permanent School Fund Guaranteed)
Zero Coupon, 2/15/2022	1,750,000	780,360
North Central Health Facilities Development
Corp., Revenue
(Zale Lipshy University Hospital Project)
5.45%, 4/1/2019 (Insured; FSA)	2,000,000	2,063,440

8

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

North Harris Montgomery Community College District
5.375%, 2/15/2017 (Insured; FGIC)	1,000,000	1,077,740
San Antonio:
5%, 2/1/2008	5,000 [a]	5,193
5%, 2/1/2016	120,000	123,790
Electric and Gas Revenue:
5.50%, 2/1/2007	245,000 [a]	254,124
5.50%, 2/1/2020	255,000	290,700
Water Revenue
5.60%, 5/15/2021 (Insured; MBIA)	1,500,000	1,546,980
Schertz-Cibolo-Universal City
Independent School District
(Permanent School Fund Guaranteed)
5.25%, 8/1/2020	1,275,000	1,355,389
Sharyland Independent School District, School Building
(Permanent School Fund Guaranteed)
5% 2/15/2017	1,130,000	1,191,269
South Texas Community College District
5%, 8/15/2017 (Insured; AMBAC)	1,790,000	1,892,710
Texas Department of Housing and
Community Affairs MFHR
(Harbors and Plumtree) 6.35%, 7/1/2016	1,300,000	1,334,164
Texas National Research Laboratory Commission
Financing Corp., LR (Superconducting Super
Collider Project) 6.95%, 12/1/2012	700,000	794,283
Texas Water Development Board, Revenue
State Revolving Fund 5.25%, 7/15/2017	1,500,000	1,519,785
Tomball Hospital Authority, Revenue 6%, 7/1/2013	1,500,000	1,518,150
Tyler Health Facility Development Corp., HR
(East Texas Medical Center Regional
Healthcare System Project):
6.625%, 11/1/2011	555,000	555,483
6.75%, 11/1/2025	1,000,000	1,000,420
Waxahachie Community Development Corp.,
Sales Tax Revenue:
Zero Coupon, 8/1/2020 (Insured; MBIA)	1,430,000	652,580
Zero Coupon, 8/1/2023 (Insured; MBIA)	1,000,000	381,920

Total Investments (cost $49,478,447)	98.0%	50,848,337

Cash and Receivables (Net)	2.0%	1,023,732

Net Assets	100.0%	51,872,069

The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	GIC	Guaranteed Investment Contract
AGC	ACE Guaranty Corporation	GNMA	Government National Mortgage
AGIC	Asset Guaranty Insurance Company		Association
AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	HR	Hospital Revenue
ARRN	Adjustable Rate Receipt Notes	IDB	Industrial Development Board
BAN	Bond Anticipation Notes	IDC	Industrial Development Corporation
BIGI	Bond Investors Guaranty Insurance	IDR	Industrial Development Revenue
BPA	Bond Purchase Agreement	LOC	Letter of Credit
CGIC	Capital Guaranty Insurance	LOR	Limited Obligation Revenue
	Company	LR	Lease Revenue
CIC	Continental Insurance Company	MBIA	Municipal Bond Investors Assurance
CIFG	CDC Ixis Financial Guaranty		Insurance Corporation
CMAC	Capital Market Assurance	MFHR	Multi-Family Housing Revenue
	Corporation	MFMR	Multi-Family Mortgage Revenue
COP	Certificate of Participation	PCR	Pollution Control Revenue
CP	Commercial Paper	RAC	Revenue Anticipation Certificates
EDR	Economic Development Revenue	RAN	Revenue Anticipation Notes
EIR	Environmental Improvement	RAW	Revenue Anticipation Warrants
	Revenue	RRR	Resources Recovery Revenue
FGIC	Financial Guaranty Insurance	SAAN	State Aid Anticipation Notes
	Company	SBPA	Standby Bond Purchase Agreement
FHA	Federal Housing Administration	SFHR	Single Family Housing Revenue
FHLB	Federal Home Loan Bank	SFMR	Single Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage	SONYMA	State of New York Mortgage Agency
	Corporation	SWDR	Solid Waste Disposal Revenue
FNMA	Federal National Mortgage	TAN	Tax Anticipation Notes
	Association	TAW	Tax Anticipation Warrants
FSA	Financial Security Assurance	TRAN	Tax and Revenue Anticipation Notes
GAN	Grant Anticipation Notes	XLCA	XL Capital Assurance

10

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or Standard & Poor’s	Value (%) †

AAA	Aaa	AAA	80.9
AA	Aa	AA	3.5
A	A	A	2.6
BBB	Baa	BBB	7.4
BB	Ba	BB	3.1
Not Rated [b]	Not Rated [b]	Not Rated [b]	2.5
			100.0

†	Based on total investments.
[a]	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used
	to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund

11

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		49,478,447	50,848,337
Cash			427,082
Interest receivable			662,692
Receivable for shares of Beneficial Interest subscribed			3,734
Prepaid expenses			10,032
			51,951,877

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			30,559
Payable for shares of Beneficial Interest redeemed			24,141
Accrued expenses			25,108
			79,808

Net Assets ($)			51,872,069

Composition of Net Assets ($):
Paid-in capital			50,114,006
Accumulated net realized gain (loss) on investments			388,173
Accumulated net unrealized appreciation
(depreciation) on investments			1,369,890

Net Assets ($)			51,872,069

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	47,075,601	2,812,456	1,984,012
Shares Outstanding	2,247,186	134,283	94,759

Net Asset Value Per Share ($)	20.95	20.94	20.94

See notes to financial statements.
12

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	1,330,290
Expenses:
Management fee—Note 3(a)	148,456
Shareholder servicing costs—Note 3(c)	84,941
Distribution fees—Note 3(b)	15,213
Professional fees	14,306
Registration fees	9,547
Prospectus and shareholders’ reports	6,704
Custodian fees	4,565
Trustees’ fees and expenses—Note 3(d)	736
Loan commitment fees—Note 2	165
Miscellaneous	8,177
Total Expenses	292,810
Less—reduction in management fee
due to undertaking —Note 3(a)	(48,000)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(2,911)
Net Expenses	241,899
Investment Income—Net	1,088,391

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	136,899
Net unrealized appreciation (depreciation) on investments	(805,268)
Net Realized and Unrealized Gain (Loss) on Investments	(668,369)
Net Increase in Net Assets Resulting from Operations	420,022

See notes to financial statements.

The Fund

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Operations ($):
Investment income—net	1,088,391	2,258,399
Net realized gain (loss) on investments	136,899	398,543
Net unrealized appreciation
(depreciation) on investments	(805,268)	420,203
Net Increase (Decrease) in Net Assets
Resulting from Operations	420,022	3,077,145

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,000,066)	(2,017,304)
Class B shares	(54,235)	(154,461)
Class C shares	(34,090)	(86,634)
Net realized gain on investments:
Class A shares	—	(209,184)
Class B shares	—	(17,934)
Class C shares	—	(10,548)
Total Dividends	(1,088,391)	(2,496,065)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	1,172,080	3,053,836
Class B shares	20,050	176,784
Class C shares	191,672	202,126
Dividends reinvested:
Class A shares	590,432	1,342,984
Class B shares	23,232	96,264
Class C shares	9,081	19,036
Cost of shares redeemed:
Class A shares	(2,946,891)	(5,488,231)
Class B shares	(434,942)	(2,083,086)
Class C shares	(215,516)	(1,240,593)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,590,802)	(3,920,880)
Total Increase (Decrease) in Net Assets	(2,259,171)	(3,339,800)

Net Assets ($):
Beginning of Period	54,131,240	57,471,040
End of Period	51,872,069	54,131,240

14

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Capital Share Transactions:
Class A [a]
Shares sold	55,294	144,268
Shares issued for dividends reinvested	27,841	63,336
Shares redeemed	(139,310)	(259,787)
Net Increase (Decrease) in Shares Outstanding	(56,175)	(52,183)

Class B [a]
Shares sold	944	8,359
Shares issued for dividends reinvested	1,097	4,543
Shares redeemed	(20,493)	(98,210)
Net Increase (Decrease) in Shares Outstanding	(18,452)	(85,308)

Class C
Shares sold	9,059	9,519
Shares issued for dividends reinvested	428	900
Shares redeemed	(10,177)	(58,516)
Net Increase (Decrease) in Shares Outstanding	(690)	(48,097)

[a]	During the period ended October 31, 2005, 11,333 Class B shares representing $240,517 were automatically converted to 11,330 Class A shares and during the period ended April 30, 2005, 49,458 Class B shares representing $1,049,208 were automatically converted to 49,442 Class A shares.
See notes to financial statements.

The Fund

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class A Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	21.22	21.00	21.61	20.81	20.24	19.33
Investment Operations:
Investment income—net	.44[b]	.87[b]	.88[b]	.94[b]	.94[b]	.96
Net realized and unrealized
gain (loss) on investments	(.27)	.31	(.42)	.86	.68	.91
Total from Investment Operations	.17	1.18	.46	1.80	1.62	1.87
Distributions:
Dividends from investment
income—net	(.44)	(.87)	(.88)	(.94)	(.94)	(.96)
Dividends from net realized
gain on investments	—	(.09)	(.19)	(.06)	(.11)	—
Total Distributions	(.44)	(.96)	(1.07)	(1.00)	(1.05)	(.96)
Net asset value, end of period	20.95	21.22	21.00	21.61	20.81	20.24

Total Return (%) [c]	.78[d]	5.70	2.15	8.83	8.11	9.83

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.03[e]	1.00	.98	.96	.95	.95
Ratio of net expenses
to average net assets	.84[e]	.84	.85	.85	.85	.85
Ratio of net investment income
to average net assets	4.09[e]	4.09	4.11	4.43	4.54	4.80
Portfolio Turnover Rate	3.64[d]	10.47	24.64	15.82	32.62	12.69

Net Assets, end of period
($ x 1,000)	47,076	48,868	49,461	53,100	53,009	52,716

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.51% to 4.54%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.
16

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class B Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	21.21	20.99	21.60	20.80	20.24	19.32
Investment Operations:
Investment income—net	.38[b]	.76[b]	.77[b]	.83[b]	.83[b]	.86
Net realized and unrealized
gain (loss) on investments	(.27)	.31	(.42)	.86	.67	.92
Total from Investment Operations	.11	1.07	.35	1.69	1.50	1.78
Distributions:
Dividends from investment
income—net	(.38)	(.76)	(.77)	(.83)	(.83)	(.86)
Dividends from net realized
gain on investments	—	(.09)	(.19)	(.06)	(.11)	—
Total Distributions	(.38)	(.85)	(.96)	(.89)	(.94)	(.86)
Net asset value, end of period	20.94	21.21	20.99	21.60	20.80	20.24

Total Return (%) [c]	.53[d]	5.18	1.64	8.29	7.52	9.35

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.56[e]	1.53	1.49	1.47	1.46	1.47
Ratio of net expenses
to average net assets	1.34[e]	1.35	1.35	1.35	1.35	1.35
Ratio of net investment income
to average net assets	3.59[e]	3.60	3.62	3.92	4.04	4.30
Portfolio Turnover Rate	3.64[d]	10.47	24.64	15.82	32.62	12.69

Net Assets, end of period
($ x 1,000)	2,812	3,240	4,997	7,835	6,994	6,557

[a] As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.00% to 4.04%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.
	The Fund	17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class C Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	21.20	20.99	21.60	20.79	20.23	19.31
Investment Operations:
Investment income—net	.36[b]	.72[b]	.71[b]	.78[b]	.77[b]	.81
Net realized and unrealized
gain (loss) on investments	(.26)	.29	(.41)	.86	.68	.92
Total from Investment Operations	.10	1.01	.30	1.64	1.45	1.73
Distributions:
Dividends from investment
income—net	(.36)	(.71)	(.72)	(.77)	(.78)	(.81)
Dividends from net realized
gain on investments	—	(.09)	(.19)	(.06)	(.11)	—
Total Distributions	(.36)	(.80)	(.91)	(.83)	(.89)	(.81)
Net asset value, end of period	20.94	21.20	20.99	21.60	20.79	20.23

Total Return (%) [c]	.45[d]	4.86	1.37	8.06	7.25	9.02

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.79[e]	1.76	1.73	1.74	1.73	1.72
Ratio of net expenses
to average net assets	1.59[e]	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income
to average net assets	3.34[e]	3.35	3.32	3.61	3.76	4.01
Portfolio Turnover Rate	3.64[d]	10.47	24.64	15.82	32.62	12.69

Net Assets, end of period
($ x 1,000)	1,984	2,024	3,013	1,788	632	365

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
The effect of this change for the period ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.72% to 3.76%. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Texas Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

20

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2005, were as follows: tax exempt income $2,258,399 and long term capital gain $237,666. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from May 1, 2005 through October 31, 2005 to reduce the management fee paid by the fund, if the fund’s aggregate expenses, excluding Rule 12b-1 distribution plan fees, taxes, brokerage fees, commitment fees,interest on borrowings and extraordinary expenses,exceed an annual rate of .85% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $48,000 during the period ended October 31, 2005.

During the period ended October 31, 2005, the Distributor retained $783 from commissions earned on sales of the fund’s Class A shares and $6,177 from contingent deferred sales charges on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2005, Class B and Class C shares were charged $7,547 and $7,666, respectively, pursuant to the Plan.

22

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2005, Class A, Class B and Class C shares were charged $61,151, $3,774 and $2,555, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2005, the fund was charged $10,534 pursuant to the transfer agency agreement.

During the period ended October 31, 2005, the fund was charged $1,851 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $24,399, Rule 12b-1 distribution plan fees $2,457, shareholders services plan fees $11,091, chief compliance officer fees $1,239, which are offset against an expense reimbursement currently in effect in the amount of $8,627.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2005, amounted to $1,916,923 and $3,203,273, respectively.

At October 31, 2005, accumulated net unrealized appreciation on investments was $1,369,890, consisting of $1,418,822 gross unrealized appreciation and $48,932 gross unrealized depreciation.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Trust held on August 2 and

3, 2005, the Board considered the re-approval for an annual period of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant

The Fund

25

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

emphasis on comparisons to a group of comparable funds and Lipper category averages, as applicable. The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund.The Board discussed the results of the comparisons for various periods ended June 30, 2005, noting that the comparison group consisted of the fund and one other fund. The Board noted that the fund’s income performance was lower than the income performance of the other fund in the comparison group, but higher than the Lipper category averages, for the 1-, 3-, 5- and 10-year periods. The Board members also noted that the fund’s total return was competitive with that of the total return of the other fund in the comparison group for all periods and that the fund’s total return was higher than the Lipper category averages for all reported periods.The Board members also discussed the fund’s management fee and expense ratio and reviewed the management fee and expense ratios of the comparison group fund.The fund’s management fee was slightly higher than the other fund in the comparison group, but its total expense ratio was lower than such fund’s expense ratio before any fee waivers. The Board members noted the Manager’s current undertaking to waive or reimburse certain fees and expenses to limit the fund’s expense ratio. The Board noted that the fund’s total expense ratio (after fee waivers and/or expense reimbursements by the Manager) was lower than the other fund in the fund’s comparison group fund and the Lipper category average.

Representatives of the Manager noted that there were no other mutual funds managed by the Manager or its affiliates with similar investment objectives, policies, and strategies, as the fund and no institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such

26

expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

The Fund

27

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

At the conclusion of these discussions, each of the Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the Trust’s Management Agreement with respect to the fund. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund (particularly, the Manager’s agreement to waive a portion of its fee) was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Trust’s Management Agreement with respect to the fund was in the best interests of the fund and its shareholders.

28

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Texas Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Dreyfus Premier State
Municipal Bond Fund,
Virginia Series

SEMIANNUAL REPORT October 31, 2005

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
25	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Virginia Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund,Virginia Series, covering the six-month period from May 1, 2005, through October 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Scott Sprauer.

Although tax-exempt bond yields recently started creeping upward, they generally held much of their value during the reporting period, as long-term bond yield spreads remained relatively narrow compared to short-term bond yields — despite historical norms. Low inflation expectations among U.S. investors, improving fiscal conditions among many municipalities and robust investor demand appear to have helped longer-term municipal bond prices withstand the potentially eroding effects of rising short-term interest rates.

As the end of 2005 approaches, some economists have suggested that the U.S. economy may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board, coupled with the potential effects of higher fuel prices on consumer spending, may set the tone for the financial markets in 2006.As always, we encourage you to talk with your financial advisor about the investment strategies and specific portfolio allocations that may be appropriate for you.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Scott Sprauer, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Virginia Series perform relative to its benchmark?

For the six-month period ended October 31, 2005, the fund achieved total returns of 0.42% for Class A shares, 0.11% for Class B shares and 0.05% for Class C shares.1The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 0.59% for the same period.2 In addition, the fund is reported in the Lipper Virginia Municipal Debt Funds category, and the average total return for all funds reported in the category was 0.35% for the reporting period.3

Low inflation expectations and robust investor demand helped municipal bonds withstand the potentially eroding effects of rising short-term interest rates during the reporting period. The fund generally produced a higher return than its Lipper category average, which we attribute to its emphasis on bonds toward the longer end of its maturity range.However, the fund underperformed its benchmark, which invests in bonds from many states, not just Virginia, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Virginia state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Virginia state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

In its ongoing effort to forestall inflationary pressures, the Federal Reserve Board (the “Fed”) raised the overnight federal funds rate from 2.75% at the start of the reporting period to 3.75% by the end. On November 1, 2005, just one day after the reporting period’s close, the Fed acted again, hiking the federal funds rate to 4%.

Yields of municipal bonds with short maturities rose along with interest rates, eroding their value. Contrary to historical norms, however, longer-term bond yields remained remarkably stable during most of the reporting period, as their prices were supported by low inflation expectations among investors. As a result, yield differences between shorter- and longer-term bonds narrowed, producing better performance at the long end of the maturity spectrum.

In addition, municipal bonds generally benefited from improving fiscal conditions in Virginia. A strong economy and a reputation for sound financial management have enabled the state to maintain a “triple-A” credit rating. Bond prices also were supported by favorable supply-and-demand dynamics on a national level, in which higher levels of new issuance were absorbed easily by robust demand from investors.

4

In this environment, we emphasized bonds with maturities of 20 years or more, and we de-emphasized securities with shorter final maturities. This strategy enabled the fund to participate more fully in strength at the longer end of the maturity spectrum. However, we tended to favor bonds subject to optional early redemption by their issuers, which helped keep the fund’s sensitivity to changing interest rates in line with industry averages.When making new purchases, we focused primarily on bonds selling at modest premiums to their face values, which historically have held more of their value during market setbacks.

What is the fund’s current strategy?

In the wake of stronger-than-expected economic data, the Fed has signaled its intention to continue raising short-term interest rates.Yet, we are aware that rising interest rates and high energy prices have eroded consumer confidence, potentially constraining future growth. Accordingly, we have maintained the fund’s focus on premium-structured, callable bonds with longer final maturities. Of course, we are prepared to adjust our strategies as market conditions change.

November 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Virginia residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
Return figures provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund

5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund,Virginia Series from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.95	$ 7.52	$ 8.72
Ending value (after expenses)	$1,004.20	$1,001.10	$1,000.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2005

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.99	$ 7.58	$ 8.79
Ending value (after expenses)	$1,020.27	$1,017.69	$1,016.48

† Expenses are equal to the fund’s annualized expense ratio of .98% for Class A, 1.49% for Class B, and 1.73%
for Class C; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments—100.2%	Amount ($)	Value ($)

Virginia—85.4%
Alexandria,
Consolidated Public Improvement
5.50%, 6/15/2010	2,625,000 [a]	2,875,294
Alexandria Redevelopment and Housing Authority,
Multi-Family Housing Mortgage Revenue
(Buckingham Village Apartments)
6.125%, 7/1/2021	3,000,000	3,063,000
Bristol, Utility System Revenue
5.25%, 7/15/2020 (Insured; MBIA)	2,185,000	2,352,437
Chesapeake, Public Improvement
5.50%, 12/1/2017	1,750,000	1,919,627
Chesapeake Toll Road, Expressway Revenue
5.625%, 7/15/2019	1,250,000	1,317,200
Danville Industrial Development Authority, HR
(Danville Regional Medical Center)
5.25%, 10/1/2028 (Insured; AMBAC)	1,500,000	1,638,270
Dulles Town Center Community Development Authority,
Special Assessment Tax
(Dulles Town Center Project)
6.25%, 3/1/2026	2,985,000	3,147,951
Economic Development Authority of James City County,
Residential Care Facility First Mortgage Revenue
(Williamsburg Landing, Inc.)
5.50%, 9/1/2034	750,000	744,893
Fairfax County Water Authority, Water Revenue:
5.50%, 4/1/2010	1,655,000 [a]	1,808,137
5.50%, 4/1/2010	1,830,000 [a]	1,999,330
5%, 4/1/2027	2,155,000	2,245,812
Hampton Redevelopment and Housing Authority,
First Mortgage Revenue
(Olde Hampton Hotel Associates Project)
6.50%, 7/1/2016	1,300,000	1,246,856
Industrial Development Authority of Albemarle County,
HR (Martha Jefferson Hospital)
5.25%, 10/1/2015	1,445,000	1,534,850
Industrial Development Authority of Pittsylvania County,
Exempt Facility Revenue
(Multitrade of Pittsylvania County, L.P. Project)
7.65%, 1/1/2010	1,000,000	1,075,900

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Virginia (continued)
Industrial Development Authority of the County of
Prince William, Revenue:
Educational Facilities
(Catholic Diocese Arlington) 5.50%, 10/1/2033	1,000,000	1,030,130
Residential Care Facility, First Mortgage
(Westminster Lake Ridge) 6.625%, 1/1/2026	1,000,000	1,020,410
Industrial Development Authority
of the County of Spotsylvania,
Public Facility Revenue
(Spotsylvania School Facilities Project)
5%, 2/1/2030 (Insured; AMBAC)	1,500,000	1,545,375
Isle of Wight County Industrial Development Authority,
Solid Waste Disposal Facilities Revenue
(Union Camp Corp. Project)
6.10%, 5/1/2027	2,850,000	2,915,578
Loudoun County Sanitation Authority,
Water and Sewer Revenue
5%, 1/1/2033	2,000,000	2,062,940
Manassas, GO Public Improvement
4.375%, 7/1/2025	1,170,000 [b]	1,142,762
Metropolitan Washington Airports Authority,
Airport System Revenue
4.75%, 10/1/2035 (Insured; MBIA)	1,000,000	973,170
Prince William County Service Authority,
Water and Sewer System Revenue
5%, 7/1/2032	2,000,000	2,067,260
Richmond, Public Utility Revenue:
5%, 1/15/2027 (Insured; FSA)	1,830,000	1,905,927
5%, 1/15/2033 (Insured; FSA)	1,000,000	1,022,670
Richmond Metropolitan Authority,
Expressway Revenue
5.25%, 7/15/2017 (Insured; FGIC)	3,100,000	3,383,960
Roanoke Industrial Development Authority,
HR (Carilion Health System)
5.50%, 7/1/2021 (Insured; MBIA)	2,500,000	2,669,900
Tobacco Settlement Financing Corp. of Virginia,
Tobacco Settlement Asset-Backed Bonds
5.625%, 6/1/2037	2,000,000	2,044,480

8

>
	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

Virginia (continued)
Upper Occoquan Sewer Authority,
Regional Sewer Revenue
5%, 7/1/2014 (Insured; MBIA)	1,000,000	1,079,800
Virginia Commonwealth Transportation Board,
Transportation Revenue
(Northern Virginia Transportation
District Program)
5.25%, 5/15/2009	1,570,000 [a]	1,683,244
Virginia Commonwealth University,
General Revenue Pledge
5.75%, 5/1/2006	1,200,000 [a]	1,240,416
Virginia Housing Development Authority,
Multi-Family Housing
5.95%, 5/1/2016	1,000,000	1,022,310
Virginia Public Building Authority,
Public Facilities Revenue
5.75%, 8/1/2010	2,700,000 [a]	2,965,788
Virginia Resource Authority,
Clean Water Revenue State Revolving Fund
5.375%, 10/1/2010	3,035,000 [a]	3,293,461
U.S. Related—14.8%
The Children’s Trust Fund of Puerto Rico,
Tobacco Settlement Revenue, Asset Backed Bonds:
6%, 7/1/2010	1,500,000 [a]	1,657,695
Zero Coupon, 5/15/2050	8,000,000	492,480
Commonwealth of Puerto Rico:
7.628%, 7/1/2012 (Insured; MBIA)	2,950,000 [c,d]	3,592,274
(Public Improvement):
6%, 7/1/2007	1,500,000 [a]	1,590,540
5.50%, 7/1/2012 (Insured; MBIA)	50,000	55,443
Virgin Islands Public Finance Authority, Revenue
Gross Receipts Taxes Loan Note
6.50%, 10/1/2024	3,000,000	3,341,400

Total Investments (cost $69,485,914)	100.2%	72,768,970
Liabilities, Less Cash and Receivables	(.2%)	(141,368)
Net Assets	100.0%	72,627,602

The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	GO	General Obligation
AGC	ACE Guaranty Corporation	HR	Hospital Revenue
AGIC	Asset Guaranty Insurance	IDB	Industrial Development Board
	Company	IDC	Industrial Development
AMBAC	American Municipal Bond		Corporation
	Assurance Corporation	IDR	Industrial Development Revenue
ARRN	Adjustable Rate Receipt Notes	LOC	Letter of Credit
BAN	Bond Anticipation Notes	LOR	Limited Obligation Revenue
BIGI	Bond Investors Guaranty	LR	Lease Revenue
	Insurance	MBIA	Municipal Bond Investors
BPA	Bond Purchase Agreement		Assurance Insurance
CGIC	Capital Guaranty Insurance		Corporation
	Company	MFHR	Multi-Family Housing Revenue
CIC	Continental Insurance Company	MFMR	Multi-Family Mortgage Revenue
CIFG	CDC Ixis Financial Guaranty	PCR	Pollution Control Revenue
CMAC	Capital Market Assurance	RAC	Revenue Anticipation Certificates
	Corporation	RAN	Revenue Anticipation Notes
COP	Certificate of Participation	RAW	Revenue Anticipation Warrants
CP	Commercial Paper	RRR	Resources Recovery Revenue
EDR	Economic Development Revenue	SAAN	State Aid Anticipation Notes
EIR	Environmental Improvement	SBPA	Standby Bond Purchase
	Revenue		Agreement
FGIC	Financial Guaranty Insurance	SFHR	Single Family Housing Revenue
	Company	SFMR	Single Family Mortgage Revenue
FHA	Federal Housing Administration	SONYMA	State of New York Mortgage
FHLB	Federal Home Loan Bank		Agency
FHLMC	Federal Home Loan Mortgage	SWDR	Solid Waste Disposal Revenue
	Corporation	TAN	Tax Anticipation Notes
FNMA	Federal National Mortgage	TAW	Tax Anticipation Warrants
	Association	TRAN	Tax and Revenue Anticipation
FSA	Financial Security Assurance		Notes
GAN	Grant Anticipation Notes	XLCA	XL Capital Assurance
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage
Association

10

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

AAA	Aaa	AAA	49.0
AA	Aa	AA	23.6
A	A	A	3.5
BBB	Baa	BBB	14.0
Not Rated [e]	Not Rated [e]	Not Rated [e]	9.9
			100.0

†	Based on total investments.
[a]	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on
	the municipal issue and to retire the bonds in full at the earliest refunding date.
[b]	Purchased on a delayed delivery basis.
[c]	Inverse floater security—the interest rate is subject to change periodically.
[d]	Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, this security
	amounted to $3,592,274 or 4.9% of net assets.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund

11

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		69,485,914	72,768,970
Interest receivable			1,065,754
Receivable for investment securities sold			1,047,079
Receivable for shares of Beneficial Interest subscribed			10,470
Prepaid expenses			9,896
			74,902,169

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			56,927
Cash overdraft due to Custodian			1,009,674
Payable for investment securities purchased			1,149,142
Payable for shares of Beneficial Interest redeemed			23,080
Accrued expenses			35,744
			2,274,567

Net Assets ($)			72,627,602

Composition of Net Assets ($):
Paid-in capital			71,092,837
Accumulated net realized gain (loss) on investments			(1,748,291)
Accumulated net unrealized appreciation
(depreciation) on investments			3,283,056

Net Assets ($)			72,627,602

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	62,887,489	6,483,624	3,256,489
Shares Outstanding	3,750,090	386,747	194,333

Net Asset Value Per Share ($)	16.77	16.76	16.76

See notes to financial statements.
12

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	1,913,834
Expenses:
Management fee—Note 3(a)	211,028
Shareholder servicing costs—Note 3(c)	126,080
Distribution fees—Note 3(b)	30,221
Professional fees	17,720
Registration fees	10,609
Prospectus and shareholders’ reports	6,522
Custodian fees	4,823
Trustees’ fees and expenses—Note 3(d)	1,090
Loan commitment fees—Note 2	231
Miscellaneous	7,590
Total Expenses	415,914
Less—reduction in management fee due to
undertaking—Note 3(a)	(10,122)
Net Expenses	405,792
Investment Income—Net	1,508,042

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	24,107
Net unrealized appreciation (depreciation) on investments	(1,229,834)
Net Realized and Unrealized Gain (Loss) on Investments	(1,205,727)
Net Increase in Net Assets Resulting from Operations	302,315

See notes to financial statements.

The Fund

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Operations ($):
Investment income—net	1,508,042	2,984,287
Net realized gain (loss) on investments	24,107	(79,117)
Net unrealized appreciation
(depreciation) on investments	(1,229,834)	1,544,890
Net Increase (Decrease) in Net Assets
Resulting from Operations	302,315	4,450,060

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,329,689)	(2,599,675)
Class B shares	(123,943)	(278,594)
Class C shares	(54,410)	(106,018)
Total Dividends	(1,508,042)	(2,984,287)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	1,623,994	3,312,192
Class B shares	134,169	251,314
Class C shares	125,763	539,710
Dividends reinvested:
Class A shares	804,550	1,547,887
Class B shares	58,004	140,648
Class C shares	27,113	39,131
Cost of shares redeemed:
Class A shares	(4,650,802)	(8,284,926)
Class B shares	(1,065,893)	(2,844,122)
Class C shares	(157,271)	(853,324)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(3,100,373)	(6,151,490)
Total Increase (Decrease) in Net Assets	(4,306,100)	(4,685,717)

Net Assets ($):
Beginning of Period	76,933,702	81,619,419
End of Period	72,627,602	76,933,702

14

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Capital Share Transactions:
Class A [a]
Shares sold	95,276	195,437
Shares issued for dividends reinvested	47,247	91,346
Shares redeemed	(273,960)	(490,944)
Net Increase (Decrease) in Shares Outstanding	(131,437)	(204,161)

Class B [a]
Shares sold	7,866	14,800
Shares issued for dividends reinvested	3,406	8,308
Shares redeemed	(62,629)	(168,700)
Net Increase (Decrease) in Shares Outstanding	(51,357)	(145,592)

Class C
Shares sold	7,376	32,145
Shares issued for dividends reinvested	1,593	2,310
Shares redeemed	(9,220)	(50,343)
Net Increase (Decrease) in Shares Outstanding	(251)	(15,888)

[a]	During the period ended October 31, 2005, 34,995 Class B shares representing $595,275 were automatically converted to 34,987 Class A shares and during the period ended April 30, 2005, 79,703 Class B shares representing $1,350,947 were automatically converted to 79,691 Class A shares.
See notes to financial statements.

The Fund

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except porfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class A Shares	(Unaudited)	2005	2004	2003	2002[a]	2001

Per Share Data ($):
Net asset value,
beginning of period	17.04	16.73	17.17	16.68	16.51	15.84
Investment Operations:
Investment income—net	.35[b]	.66[b]	.68[b]	.76[b]	.79[b]	.81
Net realized and unrealized
gain (loss) on investments	(.28)	.31	(.44)	.49	.17	.67
Total from
Investment Operations	.07	.97	.24	1.25	.96	1.48
Distributions:
Dividends from investment
income—net	(.34)	(.66)	(.68)	(.76)	(.79)	(.81)
Net asset value, end of period	16.77	17.04	16.73	17.17	16.68	16.51

Total Return (%) [c]	.42[d]	5.87	1.39	7.64	5.86	9.54

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.00[e]	.99	.97	.96	.94	.93
Ratio of net expenses
to average net assets	.98[e]	.98	.97	.96	.94	.93
Ratio of net investment income
to average net assets	4.01[e]	3.88	3.99	4.49	4.68	4.99
Portfolio Turnover Rate	14.58[d]	36.57	75.03	46.83	18.46	31.73

Net Assets, end of period
($ x 1,000)	62,887	66,155	68,341	72,390	72,249	68,144

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
There was no effect of this change for the period ended April 30, 2002. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

16

	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class B Shares	(Unaudited)	2005	2004	2003	2002[a]	2001

Per Share Data ($):
Net asset value,
beginning of period	17.04	16.72	17.17	16.67	16.51	15.83
Investment Operations:
Investment income—net	.30[b]	.56[b]	.59[b]	.67[b]	.70[b]	.73
Net realized and unrealized
gain (loss) on investments	(.28)	.33	(.45)	.51	.16	.68
Total from
Investment Operations	.02	.89	.14	1.18	.86	1.41
Distributions:
Dividends from investment
income—net	(.30)	(.57)	(.59)	(.68)	(.70)	(.73)
Net asset value, end of period	16.76	17.04	16.72	17.17	16.67	16.51

Total Return (%) [c]	.11[d]	5.40	.82	7.17	5.26	9.05

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52[e]	1.51	1.48	1.46	1.45	1.44
Ratio of net expenses
to average net assets	1.49[e]	1.49	1.48	1.46	1.45	1.44
Ratio of net investment income
to average net assets	3.50[e]	3.37	3.48	3.98	4.17	4.48
Portfolio Turnover Rate	14.58[d]	36.57	75.03	46.83	18.46	31.73

Net Assets, end of period
($ x 1,000)	6,484	7,465	9,761	14,593	16,265	19,035

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
There was no effect of this change for the period ended April 30, 2002. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

The Fund

17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2005			Year Ended April 30,

Class C Shares	(Unaudited)	2005	2004	2003	2002[a]	2001

Per Share Data ($):
Net asset value,
beginning of period	17.03	16.71	17.16	16.66	16.50	15.83
Investment Operations:
Investment income—net	.28[b]	.53[b]	.56[b]	.63[b]	.66[b]	.69
Net realized and unrealized
gain (loss) on investments	(.27)	.32	(.46)	.51	.16	.67
Total from
Investment Operations	.01	.85	.10	1.14	.82	1.36
Distributions:
Dividends from investment
income—net	(.28)	(.53)	(.55)	(.64)	(.66)	(.69)
Net asset value, end of period	16.76	17.03	16.71	17.16	16.66	16.50

Total Return (%) [c]	.05[d]	5.16	.58	6.92	5.01	8.75

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.75[e]	1.73	1.71	1.70	1.68	1.67
Ratio of net expenses
to average net assets	1.73[e]	1.72	1.71	1.70	1.68	1.67
Ratio of net investment income
to average net assets	3.26[e]	3.14	3.25	3.74	3.92	4.27
Portfolio Turnover Rate	14.58[d]	36.57	75.03	46.83	18.46	31.73

Net Assets, end of period
($ x 1,000)	3,256	3,314	3,518	4,055	3,286	2,367

[a]	As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities.
There was no effect of this change for the period ended April 30, 2002. Per share data and ratios/supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[e]	Not annualized.
[d]	Annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Virginia Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each Class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as, if any, an expense offset in the Statement of Operations.

20

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $1,772,398 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2005. If not applied, $602,434 of the carryover expires in fiscal 2009, $151,002 expires in fiscal 2010, $939,845 expires in fiscal 2011 and $79,117 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2005 was as follows: tax exempt income $2,984,287. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from May 1, 2004 through October 31, 2005 to reduce the management fee paid by the fund, if the fund’s aggregate expenses, excluding Rule 12b-1 distribution plan fees, taxes, brokerage fees, commitment fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $10,122 during the period ended October 31, 2005.

During the period ended October 31, 2005, the Distributor retained $3,584 from commissions earned on sales of the fund’s Class A shares and $4,115 from contingent deferred sales charges on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2005, Class B and Class C shares were charged $17,701 and $12,520, respectively, pursuant to the Plan.

22

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2005, Class A, Class B and Class C shares were charged $82,898, $8,851 and $4,173, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2005, the fund was charged $25,148 pursuant to the transfer agency agreement.

During the period ended October 31, 2005, the fund was charged $1,851 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $35,036, Rule 12b-1 distribution plan fees $4,880, compliance officer fees $1,239 and shareholder services plan fees $15,772.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2005, amounted to $12,691,198 and $10,935,789, respectively.

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At October 31, 2005, accumulated net unrealized appreciation on investments was $3,283,056, consisting of $3,434,785 gross unrealized appreciation and $151,729 gross unrealized depreciation.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Trust held on August 2 and

3, 2005, the Board considered the re-approval for an annual period of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant

The Fund

25

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

emphasis on comparisons to a group of comparable funds and Lipper category averages, as applicable. The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund.The Board discussed the results of the comparisons for various periods ended June 30, 2005, and noted that the fund’s income performance was higher than the comparison group and Lipper category averages for the 1-, 3-, 5- and 10-year periods.The Board members also noted that the fund’s total return was higher than the comparison group averages for the 1-, 5-, and 10-year periods, but lower for the 3-year period, and that the fund’s total return was higher than the Lipper category averages for all reported periods.The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios for the funds in the comparison group.The fund’s management fee was lower than the fund’s comparison group average.The Board members noted the Manager’s current undertaking to waive or reimburse certain fees and expenses to limit the fund’s expense ratio. The Board noted that the fund’s total expense ratio (after fee waivers and/or expense reimbursements by the Manager) was higher than the fund’s comparison group average, but was lower than the Lipper category average.

Representatives of the Manager noted that there were no other mutual funds managed by the Manager or its affiliates with similar investment objectives, policies, and strategies, as the fund and no institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board received and considered information

26

prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

The Fund

27

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

At the conclusion of these discussions, each of the Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the Trust’s Management Agreement with respect to the fund. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Trust’s Management Agreement with respect to the fund was in the best interests of the fund and its shareholders.

28

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Virginia Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

SSL-DOCS2 70134233v5

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier State Municipal Bond Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

SSL-DOCS2 70134233v5

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 28, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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